UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Alexander Kymn

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 8 of its series:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

Date of reporting period: July 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

July 31, 2019

Retail Money Market Funds

∎	Wells Fargo Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Retail Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Money Market Fund for the six-month period that ended July 31, 2019. Global stock and bond investors enjoyed gains that came amid continued concerns about global economic growth, international trade, geopolitical tensions, and bouts of market volatility. These concerns grew more intense as the period closed.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 11.32% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 4.34%. The MSCI EM Index (Net)3 inched higher by 0.44%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.23%, the Bloomberg Barclays Global Aggregate ex-USD Index5 added 2.33%, the Bloomberg Barclays Municipal Bond Index6 gained 5.15%, and the ICE BofAML U.S. High Yield Index7 added 5.86%.

Concerns for slowing global growth reemerge during the first quarter of 2019.

After the S&P 500 Index’s best monthly performance in 30 years during January and positive returns for other major indices across major asset classes, signs of slowing global growth grew more ominous in February. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, a combination of dovish U.S. Federal Reserve (Fed) sentiment and steady, if not spectacular, U.S. economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth. During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. GDP of an annualized rate of 3.2%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Retail Money Market Funds

Letter to shareholders (unaudited)

During May 2019, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs.

President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Despite the accommodative approach of central banks, investors continued to have misgivings about the durability of economic growth globally and a pervasively cautious tone influenced the world’s equity and fixed-income markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May 2019, markets tumbled on mixed investment signals.”

“In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Retail Money Market Funds  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®‡

Jeffrey L. Weaver, CFA®‡

Laurie White

Average annual total returns (%) as of July 31, 2019

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STGXX)	7-1-1992	–	–	–	1.94	0.66	0.34	0.72	0.60

Class C*[3]	6-30-2010	0.18	0.31	0.16	1.18	0.31	0.16	1.47	1.35

Premier Class (WMPXX)[4]	3-31-2016	–	–	–	2.34	0.94	0.47	0.33	0.20

Service Class (WMOXX)[5]	6-30-2010	–	–	–	2.04	0.74	0.37	0.62	0.50

Yield summary (%) as of July 31, 20192

	Class A	Class C*	Premier Class	Service Class

7-day current yield	1.90	1.15	2.30	2.00

7-day compound yield	1.92	1.16	2.33	2.02

30-day simple yield	1.93	1.18	2.33	2.03

30-day compound yield	1.95	1.18	2.35	2.05

*	Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo family of funds.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Class A shares, Premier Class shares, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

4  |  Retail Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2019[6]

Effective maturity distribution as of July 31, 2019[6]

Weighted average maturity as of July 31, 2019[7]

35 days

Weighted average life as of July 31, 2019[8]

88 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.80%, 1.05%, 2.19%, and 1.90%, and for Class A, Class C, Premier Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Historical performance shown for the Class C shares prior to their inception reflects the performance of the former Class B shares. Class B and Class C shares had the same expenses.

[4]

Historical performance shown for the Premier Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns for Premier Class shares would be higher.

[5]

Historical performance shown for Service Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Service Class shares would be higher.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[8]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Retail Money Market Funds  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2019 to July 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2-1-2019	Ending account value 7-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,010.04	$2.99	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%

Class C

Actual	$1,000.00	$1,006.29	$6.72	1.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$6.76	1.35%

Premier Class

Actual	$1,000.00	$1,012.04	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%

Service Class

Actual	$1,000.00	$1,010.54	$2.49	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Retail Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of Deposit: 22.03%

ABN Amro Bank NV	2.46%	10-7-2019	$8,000,000	$8,000,000

ABN Amro Bank NV	2.59	9-6-2019	8,000,000	8,000,000

Bank of Montreal (3 Month LIBOR +0.06%) ±	2.50	3-12-2020	4,000,000	4,000,000

Bank of Montreal (1 Month LIBOR +0.18%) ±	2.57	4-3-2020	8,000,000	8,000,000

Bank of Montreal (1 Month LIBOR +0.22%) ±	2.58	10-4-2019	3,000,000	3,000,000

Bank of Montreal (1 Month LIBOR +0.18%) ±	2.58	5-1-2020	2,000,000	2,000,000

Bank of Montreal (3 Month LIBOR +0.22%) ±	2.67	12-10-2019	5,000,000	5,000,000

Bank of Nova Scotia (1 Month LIBOR +0.14%) ±	2.38	1-27-2020	4,000,000	4,000,000

Bank of Nova Scotia (3 Month LIBOR +0.05%) ±	2.38	4-3-2020	7,000,000	7,000,000

Bank of Nova Scotia (3 Month LIBOR +0.10%) ±	2.51	9-16-2019	2,000,000	2,000,000

Bank of Nova Scotia (1 Month LIBOR +0.20%) ±	2.53	8-14-2019	3,000,000	3,000,000

Canadian Imperial Bank (1 Month LIBOR +0.18%) ±	2.54	4-6-2020	5,000,000	5,000,000

Canadian Imperial Bank (3 Month LIBOR +0.19%) ±	2.46	1-30-2020	5,000,000	4,999,798

Canadian Imperial Bank (1 Month LIBOR +0.18%) ±	2.54	5-4-2020	5,000,000	5,000,000

Canadian Imperial Bank (1 Month LIBOR +0.18%) ±	2.58	5-1-2020	4,000,000	4,000,000

China Construction Bank Corporation (3 Month LIBOR +0.10%) ±	2.38	1-24-2020	10,000,000	10,000,000

Cooperatieve Rabobank UA (1 Month LIBOR +0.14%) ±	2.50	11-7-2019	6,000,000	6,000,000

Cooperatieve Rabobank UA	2.46	5-20-2020	6,000,000	6,000,000

Credit Agricole Corporate & Investment Bank (3 Month LIBOR +0.08%) ±	2.47	12-20-2019	5,000,000	5,000,000

Credit Industriel et Commercial NY (1 Month LIBOR +0.22%) ±	2.49	4-24-2020	3,000,000	3,000,000

Credit Suisse New York (1 Month LIBOR +0.22%) ±	2.58	12-9-2019	5,000,000	5,001,322

DNB Bank ASA (1 Month LIBOR +0.10%) ±	2.47	9-9-2019	8,000,000	8,000,000

DNB Bank ASA (3 Month LIBOR +0.22%) ±	2.77	2-10-2020	5,100,000	5,105,252

HSBC Bank USA NA (3 Month LIBOR +0.13%) ±	2.69	8-9-2019	2,000,000	2,000,000

Mizuho Bank Limited (1 Month LIBOR +0.16%) ±	2.40	8-27-2019	3,000,000	3,000,000

Mizuho Bank Limited (1 Month LIBOR +0.14%) ±	2.50	11-8-2019	8,000,000	8,000,000

Mizuho Bank Limited (1 Month LIBOR +0.16%) ±	2.53	9-12-2019	6,000,000	6,000,000

Mizuho Bank Limited (1 Month LIBOR +0.15%) ±	2.45	11-18-2019	5,000,000	5,000,175

MUFG Bank Limited of New York (3 Month LIBOR +0.18%) ±	2.70	2-27-2020	4,000,000	4,000,000

MUFG Bank Limited of New York (3 Month LIBOR +0.14%) ±	2.70	5-11-2020	2,000,000	2,000,000

Natixis NY (1 Month LIBOR +0.16%) ±	2.42	12-23-2019	4,000,000	4,000,000

Norinchukin Bank	2.20	2-4-2020	5,000,000	5,000,000

Norinchukin Bank	2.52	8-9-2019	3,000,000	3,000,000

Norinchukin Bank	2.54	8-1-2019	5,000,000	5,000,000

Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.10%) ±	2.37	10-25-2019	5,000,000	5,000,000

Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.20%) ±	2.50	9-19-2019	2,000,000	2,000,000

Skandinaviska Enskilda Bank AB (1 Month LIBOR +0.13%) ±	2.50	9-12-2019	6,000,000	6,000,000

Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.14%) ±	2.50	11-5-2019	9,000,000	9,000,000

Sumitomo Mitsui Trust Bank Limited (1 Month LIBOR +0.12%) ±	2.38	10-23-2019	4,000,000	4,000,000

Sumitomo Mitsui Trust NY	2.25	1-9-2020	6,000,000	5,999,994

Sumitomo Mitsui Trust NY	2.25	1-13-2020	3,000,000	2,999,992

Svenska Handelsbanken (3 Month LIBOR +0.27%) ±	2.55	10-21-2019	5,000,000	5,000,725

Svenska Handelsbanken (3 Month LIBOR +0.15%) ±	2.47	10-2-2019	7,000,000	7,000,000

Svenska Handelsbanken (1 Month LIBOR +0.22%) ±	2.48	7-22-2020	7,000,000	7,000,000

Total Certificates of Deposit (Cost $222,107,258)				222,107,258

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  7

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial Paper: 43.38%

Asset-Backed Commercial Paper: 26.05%

Albion Capital Corporation (z)	2.30%	9-30-2019	$3,000,000	$2,988,550

Alpine Securitization (1 Month LIBOR +0.15%) 144A±	2.55	3-2-2020	6,000,000	6,000,000

Anglesea Funding LLC (1 Month LIBOR +0.18%) 144A±	2.48	10-15-2019	2,000,000	2,000,000

Anglesea Funding LLC (1 Month LIBOR +0.18%) 144A±	2.51	10-11-2019	8,000,000	8,000,000

Anglesea Funding LLC (1 Month LIBOR +0.17%) 144A±	2.43	12-23-2019	8,000,000	8,000,000

Anglesea Funding LLC (1 Month LIBOR +0.18%) 144A±	2.58	12-27-2019	6,000,000	6,000,000

Antalis SA 144A(z)	2.37	10-2-2019	3,000,000	2,987,807

Antalis US Funding Corporation 144A(z)	2.44	8-20-2019	6,000,000	5,992,305

ANZ New Zealand International Limited of London (1 Month LIBOR +0.13%) 144A±	2.46	8-13-2019	8,000,000	8,000,127

Atlantic Asset Securitization Corporation (1 Month LIBOR +0.12%) 144A±	2.39	8-21-2019	6,000,000	6,000,006

Bedford Row Funding Corporation (1 Month LIBOR +0.16%) 144A±	2.49	8-13-2019	10,000,000	10,000,280

Bedford Row Funding Corporation (1 Month LIBOR +0.24%) 144A±	2.50	7-20-2020	5,000,000	5,000,000

Bedford Row Funding Corporation (1 Month LIBOR +0.15%) 144A±	2.54	2-3-2020	2,000,000	2,000,000

Chesham Finance Limited 144A(z)	2.50	8-1-2019	9,000,000	9,000,000

Collateralized Commercial Paper FLEX Company LLC (1 Month LIBOR +0.20%) 144A±	2.46	6-23-2020	5,000,000	5,000,000

Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.27%) 144A±	2.57	1-8-2020	5,000,000	5,000,000

Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.26%) 144A±	2.59	12-31-2019	3,000,000	3,000,000

Concord Minutemen Capital Company 144A(z)	2.43	8-2-2019	2,000,000	1,999,865

Concord Minutemen Capital Company 144A(z)	2.70	8-1-2019	2,000,000	2,000,000

Crown Point Capital Company LLC (1 Month LIBOR +0.18%) 144A±	2.56	1-6-2020	8,000,000	8,000,000

Crown Point Capital Company LLC (1 Month LIBOR +0.20%) 144A±	2.56	11-4-2019	9,000,000	9,000,000

Glencove Funding LLC (1 Month LIBOR +0.18%) 144A±	2.49	2-11-2020	6,000,000	6,000,000

Great Bridge Capital Company LLC 144A(z)	2.58	8-16-2019	4,000,000	3,995,717

Great Bridge Capital Company LLC 144A(z)	2.47	10-3-2019	3,000,000	2,987,085

Great Bridge Capital Company LLC 144A(z)	2.48	10-8-2019	3,000,000	2,986,060

Great Bridge Capital Company LLC 144A(z)	2.48	10-10-2019	1,000,000	995,217

Great Bridge Capital Company LLC 144A(z)	2.48	9-4-2019	3,000,000	2,993,002

Great Bridge Capital Company LLC 144A(z)	2.51	8-19-2019	1,150,000	1,148,563

Great Bridge Capital Company LLC 144A(z)	2.70	8-1-2019	4,000,000	4,000,000

Institutional Secured Funding LLC 144A(z)	2.54	8-1-2019	12,000,000	12,000,000

Institutional Secured Funding LLC 144A(z)	2.54	8-2-2019	12,000,000	11,999,153

Kells Funding LLC 144A(z)	2.39	9-11-2019	8,000,000	7,978,316

Kells Funding LLC 144A(z)	2.52	8-19-2019	8,000,000	7,990,000

Kells Funding LLC 144A(z)	2.55	8-7-2019	2,000,000	1,999,157

Kells Funding LLC 144A(z)	2.61	9-19-2019	5,000,000	4,982,476

Lexington Parker Capital Company LLC 144A(z)	2.57	8-7-2019	1,850,000	1,849,214

LMA Americas LLC 144A(z)	2.20	1-27-2020	2,000,000	1,978,421

LMA Americas LLC 144A(z)	2.20	1-28-2020	2,000,000	1,978,300

Manhattan Asset Funding Company LLC 144A(z)	2.35	8-19-2019	6,000,000	5,992,950

Manhattan Asset Funding Company LLC 144A(z)	2.40	9-13-2019	4,000,000	3,988,581

Mountcliff Funding LLC (1 Month LIBOR +0.20%) 144A±	2.43	4-24-2020	10,000,000	10,000,000

Mountcliff Funding LLC 144A(z)	2.48	8-1-2019	12,000,000	12,000,000

Nieuw Amsterdam Receivables Corporation 144A(z)	2.22	1-9-2020	1,000,000	990,161

Regency Markets No.1 LLC 144A(z)	2.35	8-19-2019	6,000,000	5,992,950

Regency Markets No.1 LLC 144A(z)	2.42	8-14-2019	10,000,000	9,991,261

The accompanying notes are an integral part of these financial statements.

8  |  Retail Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)

Regency Markets No.1 LLC 144A(z)	2.43%	8-15-2019	$7,000,000	$6,993,412

Versailles CDS LLC (1 Month LIBOR +0.20%) 144A±	2.47	9-20-2019	4,000,000	4,000,000

Victory Receivables 144A(z)	2.45	8-6-2019	5,000,000	4,998,305

White Plains Capital 144A(z)	2.64	9-4-2019	4,000,000	3,990,102

				262,767,343

Financial Company Commercial Paper: 13.13%

Banco de Credito e Inversiones 144A(z)	2.44	9-23-2019	3,000,000	2,989,268

Banco de Credito e Inversiones 144A(z)	2.44	9-24-2019	1,000,000	996,355

Banco de Credito e Inversiones 144A(z)	2.52	10-8-2019	3,000,000	2,985,833

Banco de Credito e Inversiones 144A(z)	2.54	10-2-2019	10,000,000	9,956,600

Banco de Credito e Inversiones 144A(z)	2.57	9-25-2019	5,000,000	4,980,521

Banco Santander Chile 144A(z)	2.53	8-23-2019	3,000,000	2,995,380

Commonwealth Bank of Australia (1 Month LIBOR +0.17%) 144A±	2.57	4-2-2020	5,000,000	5,000,000

Commonwealth Bank of Australia (1 Month LIBOR +0.21%) 144A±	2.54	9-16-2019	2,000,000	2,000,000

Commonwealth Bank of Australia (3 Month LIBOR +0.45%) 144A±	2.90	3-10-2020	2,000,000	2,004,916

Commonwealth Bank of Australia (3 Month LIBOR +0.60%) 144A±	3.02	12-19-2019	4,000,000	4,005,065

DBS Bank Limited 144A(z)	2.27	12-3-2019	5,000,000	4,961,250

DBS Bank Limited 144A(z)	2.27	2-28-2020	3,000,000	2,960,613

DBS Bank Limited 144A(z)	2.30	11-22-2019	7,000,000	6,949,903

DZ Bank AG Deutsche Zentral-Genossenschaftsbank (z)	2.36	10-29-2019	3,000,000	2,982,602

Mizuho Bank Limited	2.43	9-11-2019	2,000,000	1,994,499

MUFG Bank Limited of New York (z)	2.28	3-6-2020	2,975,000	2,934,646

National Australia Bank Limited (1 Month LIBOR +0.16%) 144A±	2.46	5-19-2020	2,000,000	2,000,000

National Australia Bank Limited (1 Month LIBOR +0.13%) 144A±	2.49	2-7-2020	4,000,000	4,000,000

National Australia Bank Limited (1 Month LIBOR +0.20%) 144A±	2.60	8-2-2019	3,000,000	3,000,000

Oesterreichische National Bank (z)	2.23	1-10-2020	5,000,000	4,950,500

Ontario Teachers Finance Trust 144A(z)	2.10	3-12-2020	7,000,000	6,909,840

Ontario Teachers Finance Trust 144A(z)	2.20	3-6-2020	3,000,000	2,960,578

Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.03%) 144A±	2.50	12-6-2019	5,000,000	5,000,000

Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.04%) 144A±	2.56	2-18-2020	3,000,000	3,000,000

Sumitomo Mitsui Trust Bank Limited 144A(z)	2.37	10-18-2019	6,000,000	5,969,450

Sumitomo Mitsui Trust Bank Limited 144A(z)	2.40	9-30-2019	10,000,000	9,960,333

Toronto Dominion Bank 144A(z)	2.28	8-7-2019	5,000,000	4,998,100

Toronto Dominion Bank (3 Month LIBOR +0.08%) ±	2.60	8-16-2019	3,000,000	3,000,000

Toronto Dominion Bank (3 Month LIBOR +0.21%) 144A±	2.68	12-6-2019	5,000,000	5,000,000

Toronto Dominion Bank (1 Month LIBOR +0.37%) 144A±	2.73	11-7-2019	3,000,000	3,000,000

Westpac Banking Corporation (1 Month LIBOR +0.21%) 144A±	2.51	9-19-2019	4,000,000	3,999,965

Westpac Banking Corporation (3 Month LIBOR +0.07%) 144A±	2.65	8-2-2019	4,000,000	4,000,000

				132,446,217

Other Commercial Paper: 4.20%

Export Development Corporation (z)	2.29	12-17-2019	6,000,000	5,948,020

Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.34	9-23-2019	5,000,000	4,982,849

Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.35	9-19-2019	6,500,000	6,479,298

Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.46	8-14-2019	5,000,000	4,995,576

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  9

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)

Toyota Credit Canada Incorporated (1 Month LIBOR +0.17%) ±	2.57%	1-27-2020	$6,000,000	$6,000,000

Toyota Finance Australia Limited (1 Month LIBOR +0.17%) ±	2.50	12-6-2019	4,000,000	4,000,000

Toyota Motor Credit Corporation (z)	2.38	11-18-2019	6,000,000	5,957,127

Toyota Motor Credit Corporation (1 Month LIBOR +0.16%) ±	2.52	2-27-2020	4,000,000	4,000,000

				42,362,870

Total Commercial Paper (Cost $437,576,430)				437,576,430

Municipal Obligations: 11.54%

California: 0.70%

Other Municipal Debt: 0.70%

Los Angeles Metro Transportation (Transportation Revenue)	2.35	9-23-2019	2,000,000	2,000,000

State of California (GO Revenue)	2.48	8-12-2019	5,000,000	5,000,000

				7,000,000

Colorado: 2.07%

Variable Rate Demand Notes ø: 2.07%

Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	2.47	5-1-2052	3,895,000	3,895,000

Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	2.47	1-1-2027	5,450,000	5,450,000

Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Health Revenue, Bank of America NA LIQ) 144A	2.76	10-29-2027	11,500,000	11,500,000

				20,845,000

Georgia: 0.99%

Other Municipal Debt: 0.50%

Municipal Electric Authority of Georgia (Utility Revenue)	2.45	8-15-2019	5,000,000	5,000,000

Variable Rate Demand Note ø: 0.49%

Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	2.50	12-1-2022	5,000,000	5,000,000

Kentucky: 1.18%

Variable Rate Demand Notes ø: 1.18%

Kentucky Housing Corporation Series O (Housing Revenue, Kentucky Housing Corporation SPA)	2.20	1-1-2036	3,930,000	3,930,000

Kentucky Municipal Power Agency Series B002 (Utilities Revenue, AGM Insured, Morgan Stanley Bank LIQ) 144A	2.38	9-1-2037	8,000,000	8,000,000

				11,930,000

New Hampshire: 0.50%

Variable Rate Demand Note ø: 0.50%

New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	2.51	10-1-2028	5,000,000	5,000,000

New Jersey: 0.69%

Variable Rate Demand Note ø: 0.69%

Jets Stadium Development Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	2.40	4-1-2047	6,930,000	6,930,000

The accompanying notes are an integral part of these financial statements.

10  |  Retail Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 1.34%

Variable Rate Demand Notes ø: 1.34%

New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.32%	11-1-2049	$12,000,000	$12,000,000

New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.43	11-1-2049	1,500,000	1,500,000

				13,500,000

Oregon: 0.69%

Variable Rate Demand Note ø: 0.69%

Oregon Tender Option Bond Trust Receipts/Certificates Series ZF2515 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.45	5-1-2035	7,000,000	7,000,000

Other: 3.38%

Variable Rate Demand Notes ø: 3.38%

Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	2.56	10-1-2039	4,595,000	4,595,000

JPMorgan Chase PUTTER/DRIVER Trust Series T0024 Halifax Hospital Medical Center (Health Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	2.50	10-31-2021	10,000,000	10,000,000

Providence St. Joseph Health Obligation Series 12E (Health Revenue, U.S. Bank NA LOC)	2.38	10-1-2042	3,285,000	3,285,000

SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	2.43	6-1-2035	1,000,000	1,000,000

Steadfast Crestavilla LLC Series A (Health Revenue, American AgCredit LOC)	2.44	2-1-2056	4,240,000	4,240,000

Steadfast Crestavilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	2.44	2-1-2056	3,000,000	3,000,000

Taxable Municipal Funding Trust (GO Revenue, Barclays Bank plc LOC) 144A	2.61	9-1-2027	8,000,000	8,000,000

				34,120,000

Total Municipal Obligations (Cost $116,325,000)				116,325,000

Non-Agency Mortgage-Backed Securities: 0.30%

Pepper Residential Securities Trust Series 20A Class A1U2 (1 Month LIBOR +0.32%) 144A±	2.65	3-16-2020	3,000,000	3,000,000

Total Non-Agency Mortgage-Backed Securities (Cost $3,000,000)				3,000,000

Other Instruments: 3.17%

Altoona Blair County Development Corporation 144A§øø	2.39	4-1-2035	5,850,000	5,850,000

Altoona Blair County Development Corporation 144A§øø	2.39	9-1-2038	3,000,000	3,000,000

Invesco Dynamic Credit Opportunities Fund Series W-7 §øø	2.50	6-1-2028	5,000,000	5,000,000

Mitsubishi UFJ Trust and Banking Corporation 144A§øø	2.45	10-16-2019	4,000,000	3,997,682

Opus Inspection Incorporated §øø	2.57	1-1-2034	6,000,000	6,000,000

ROC III CA Crossings Chino Hills Series B §øø	2.44	1-1-2057	2,440,000	2,440,000

ROC III California Crossings Chino Hills LLC Series A §øø	2.44	1-1-2057	1,660,000	1,660,000

Toyota Motor Credit Corporation §øø	2.59	5-22-2020	4,000,000	4,000,000

Total Other Instruments (Cost $31,947,682)				31,947,682

Other Notes: 1.12%

Corporate Bonds and Notes: 0.99%

Cellmark Incorporated Secured §øø	2.57	6-1-2038	10,000,000	10,000,000

				10,000,000

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  11

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes: 0.13%

MUFG Bank Limitied of Tokyo 144A	2.35%	9-8-2019	$1,300,000	$1,299,368

				1,299,368

Total Other Notes (Cost $11,299,368)				11,299,368

Repurchase Agreements: 17.75%

Bank of America Corporation, dated 7-31-2019, maturity value $38,052,706 (1)	2.56	8-1-2019	38,050,000	38,050,000

Bank of Montreal, dated 7-31-2019, maturity value $35,002,479 (2)	2.55	8-1-2019	35,000,000	35,000,000

Bank of Nova Scotia, dated 7-31-2019, maturity value $35,002,469 (3)	2.54	8-1-2019	35,000,000	35,000,000

Credit Agricole SA, dated 7-29-2019, maturity value $15,006,767 (4)	2.32	8-5-2019	15,000,000	15,000,000

Credit Agricole SA, dated 7-30-2019, maturity value $10,004,433 (5)	2.28	8-6-2019	10,000,000	10,000,000

GX Clarke & Company, dated 7-31-2019, maturity value $46,003,297 (6)	2.58	8-1-2019	46,000,000	46,000,000

Total Repurchase Agreements (Cost $179,050,000)				179,050,000

Total investments in securities (Cost $1,001,305,738)	99.29%	1,001,305,738

Other assets and liabilities, net	0.71	7,148,153

Total net assets	100.00%	$1,008,453,891

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 3-20-2045 to 1-20-2047, fair value including accrued interest is $39,191,500.

(2)	U.S. government securities, 2.19% to 5.00%, 3-10-2023 to 10-20-2068, fair value including accrued interest is $36,049,909.

(3)	U.S. government securities, 2.40% to 6.50%, 11-1-2020 to 8-1-2049, fair value including accrued interest is $36,050,000.

(4)	U.S. government securities, 2.50% to 6.00%, 1-1-2027 to 6-20-2049, fair value including accrued interest is $15,450,000.

(5)	U.S. government securities, 3.00% to 5.00%, 3-15-2038 to 3-20-2049, fair value including accrued interest is $10,300,000.

(6)	U.S. government securities, 0.00% to 10.00%, 8-2-2019 to 5-20-2069, fair value including accrued interest is $47,201,556.

Abbreviations:

ACA	ACA Financial Guaranty Corporation

AGM	Assured Guaranty Municipal

DRIVER	Derivative inverse tax-exempt receipts

FHLB	Federal Home Loan Bank

HFA	Housing Finance Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

PUTTER	Puttable tax-exempt receipts

ROC	Reset option certificates

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

12  |  Retail Money Market Funds

Statement of assets and liabilities—July 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$822,255,738
Investments in repurchase agreements, at amortized cost	179,050,000
Cash	35,056
Receivable for Fund shares sold	4,114,311
Receivable for investments sold	3,010,926
Receivable for interest	1,466,683
Prepaid expenses and other assets	142,014

Total assets	1,010,074,728

Liabilities
Payable for Fund shares redeemed	1,208,234
Administration fees payable	125,340
Management fee payable	78,728
Dividends payable	27,920
Trustees’ fees and expenses payable	2,302
Distribution fee payable	2,198
Accrued expenses and other liabilities	176,115

Total liabilities	1,620,837

Total net assets	$1,008,453,891

Net assets consist of
Paid-in capital	$1,008,788,009
Total distributable loss	(334,118)

Total net assets	$1,008,453,891

Computation of net asset value per share
Net assets – Class A	$482,746,190
Shares outstanding – Class A1	482,580,807
Net asset value per share – Class A	$1.00
Net assets – Class C	$3,337,525
Shares outstanding – Class C1	3,336,362
Net asset value per share – Class C	$1.00
Net assets – Premier Class	$510,370,739
Shares outstanding – Premier Class[1]	510,201,283
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$11,999,437
Shares outstanding – Service Class[1]	11,995,345
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  13

Statement of operations—six months ended July 31, 2019 (unaudited)

Investment income
Interest	$11,857,936

Expenses
Management fee	907,658
Administration fees
Class A	521,456
Class C	4,527
Premier Class	167,086
Service Class	7,066
Shareholder servicing fees
Class A	592,564
Class C	5,144
Service Class	14,721
Distribution fee
Class C	15,417
Custody and accounting fees	12,992
Professional fees	25,230
Registration fees	99,355
Shareholder report expenses	272
Trustees’ fees and expenses	14,323
Other fees and expenses	2,208

Total expenses	2,390,019
Less: Fee waivers and/or expense reimbursements	(492,932)

Net expenses	1,897,087

Net investment income	9,960,849
Net realized gains on investments	784

Net increase in net assets resulting from operations	$9,961,633

The accompanying notes are an integral part of these financial statements.

14  |  Retail Money Market Funds

Statement of changes in net assets

	Six months ended July 31, 2019 (unaudited)		Year ended January 31, 2019

Operations
Net investment income		$9,960,849		$9,861,868
Net realized gains on investments		784		10,335

Net increase in net assets resulting from operations		9,961,633		9,872,203

Distributions to shareholders from net investment income and net realized gains
Class A		(4,777,228)		(7,460,070)
Class C		(26,178)		(63,691)
Premier Class		(5,032,842)		(2,133,009)
Service Class		(124,563)		(205,098)

Total distributions to shareholders		(9,960,811)		(9,861,868)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	87,973,308	87,973,309	189,447,415	189,447,415
Class C	799,488	799,488	10,651,512	10,651,512
Premier Class	458,136,042	458,136,042	422,176,563	422,176,563
Service Class	757,512	757,512	2,334,760	2,334,760

		547,666,351		624,610,250

Reinvestment of distributions
Class A	4,719,038	4,719,038	7,366,361	7,366,361
Class C	25,968	25,968	62,701	62,701
Premier Class	4,901,408	4,901,408	2,040,299	2,040,299
Service Class	121,393	121,393	198,869	198,869

		9,767,807		9,668,230

Payment for shares redeemed
Class A	(83,946,302)	(83,946,302)	(185,079,647)	(185,079,647)
Class C	(5,714,093)	(5,714,093)	(10,246,505)	(10,246,505)
Premier Class	(248,673,071)	(248,673,071)	(128,480,875)	(128,480,875)
Service Class	(762,523)	(762,524)	(2,556,663)	(2,556,663)

		(339,095,990)		(326,363,690)

Net increase in net assets resulting from capital share transactions		218,338,168		307,914,790

Total increase in net assets		218,338,990		307,925,125

Net assets
Beginning of period		790,114,901		482,189,776

End of period		$1,008,453,891		$790,114,901

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	1.00%	1.61%	0.64%	0.05%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.76%	0.85%	0.83%	0.82%	0.83%
Net expenses	0.60%	0.62%	0.65%	0.55%	0.29%	0.19%
Net investment income	2.02%	1.60%	0.63%	0.03%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$482,746	$474,040	$462,416	$539,989	$1,205,785	$876,562

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
CLASS C		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.63%	0.84%	0.04%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.51%	1.60%	1.58%	1.57%	1.58%
Net expenses	1.35%	1.37%	1.23%	0.60%	0.29%	0.19%
Net investment income	1.27%	0.87%	0.03%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,338	$8,229	$7,763	$13,293	$16,617	$13,628

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized. Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
PREMIER CLASS		2019	2018	2017¹
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.02	0.01	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.01	0.02	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.20%	2.03%	1.08%	0.36%
Ratios to average net assets (annualized)
Gross expenses	0.31%	0.33%	0.45%	0.45%
Net expenses	0.20%	0.20%	0.20%	0.20%
Net investment income	2.41%	2.26%	1.08%	0.43%
Supplemental data
Net assets, end of period (000s omitted)	$510,371	$295,962	$101	$100

[1]	For the period from March 31, 2016 (commencement of class operations) to January 31, 2017

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SERVICE CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	1.05%	1.72%	0.79%	0.11%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.66%	0.74%	0.72%	0.72%	0.73%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.28%	0.19%
Net investment income	2.12%	1.71%	0.74%	0.05%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$11,999	$11,884	$11,910	$21,602	$274,245	$281,157

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  19

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

20  |  Retail Money Market Funds

Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2019, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Certificates of deposit	$0	$222,107,258	$0	$222,107,258

Commercial paper	0	437,576,430	0	437,576,430

Municipal obligations	0	116,325,000	0	116,325,000

Non-agency mortgage-backed securities	0	3,000,000	0	3,000,000

Other instruments	0	31,947,682	0	31,947,682

Other notes	0	11,299,368	0	11,299,368

Repurchase agreements	0	179,050,000	0	179,050,000

Total assets	$0	$1,001,305,738	$0	$1,001,305,738

Retail Money Market Funds  |  21

Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.20%

Next $5 billion	0.19

Over $10 billion	0.18

For the six months ended July 31, 2019, the management fee was equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A, an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.22%

Premier Class	0.08

Service Class	0.12

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 1.35% for Class C shares, 0.20% for Premier Class shares, and 0.50% for Service Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

22  |  Retail Money Market Funds

Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended July 31, 2019.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Service Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

Retail Money Market Funds  |  23

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

24  |  Retail Money Market Funds

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Retail Money Market Funds  |  25

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Retail Money Market Funds

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Retail Money Market Funds  |  27

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement (the “WellsCap Sub-Advisory Agreement”) with Wells Capital Management Incorporated (“WellsCap”); and (iii) an investment sub-advisory agreement (the “WellsCap Singapore Sub-Advisory Agreement,” and together with the WellsCap Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with Wells Capital Management Singapore (together with WellsCap, each a “Sub-Adviser” and collectively, the “Sub-Advisers”), each an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Advisers, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

28  |  Retail Money Market Funds

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was in range of the average investment performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for the Class A, Premier and Service share classes, but higher than the median net operating expenses ratios of the expense Groups for the Class C share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by either of the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level,

Retail Money Market Funds  |  29

Other information (unaudited)

and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

30  |  Retail Money Market Funds

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

405486 09-19

SA306/SAR306 07-19

Semi-Annual Report

July 31, 2019

Retail Money Market Funds

∎	Wells Fargo National Tax-Free Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Retail Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo National Tax-Free Money Market Fund for the six-month period that ended July 31, 2019. Global stock and bond investors enjoyed gains that came amid continued concerns about global economic growth, international trade, geopolitical tensions, and bouts of market volatility. These concerns grew more intense as the period closed.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 11.32% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 4.34%. The MSCI EM Index (Net)3 inched higher by 0.44%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.23%, the Bloomberg Barclays Global Aggregate ex-USD Index5 added 2.33%, the Bloomberg Barclays Municipal Bond Index6 gained 5.15%, and the ICE BofAML U.S. High Yield Index7 added 5.86%.

Concerns for slowing global growth reemerge during the first quarter of 2019.

After the S&P 500 Index’s best monthly performance in 30 years during January and positive returns for other major indices across major asset classes, signs of slowing global growth grew more ominous in February. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, a combination of dovish U.S. Federal Reserve (Fed) sentiment and steady, if not spectacular, U.S. economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth. During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. GDP of an annualized rate of 3.2%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Retail Money Market Funds

Letter to shareholders (unaudited)

During May 2019, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs.

President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Despite the accommodative approach of central banks, investors continued to have misgivings about the durability of economic growth globally and a pervasively cautious tone influenced the world’s equity and fixed-income markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May 2019, markets tumbled on mixed investment signals.”

“In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Retail Money Market Funds  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of July 31, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class A (NWMXX)	7-28-2003	1.07	0.39	0.20	0.66	0.60

Administrator Class (WNTXX)	4-8-2005	1.37	0.59	0.31	0.39	0.30

Premier Class (WFNXX)	11-8-1999	1.47	0.66	0.36	0.27	0.20

Service Class (MMIXX)	8-3-1993	1.22	0.49	0.25	0.56	0.45

Yield summary (%) as of July 31, 20192

	Class A	Administrator Class	Premier Class	Service Class

7-day current yield	0.93	1.23	1.33	1.08

7-day compound yield	0.93	1.23	1.33	1.08

30-day simple yield	0.89	1.19	1.29	1.04

30-day compound yield	0.90	1.20	1.30	1.05

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

4  |  Retail Money Market Funds

Performance highlights (unaudited)

Revenue source distribution as of July 31, 2019[3]

Effective maturity distribution as of July 31, 2019[3]

Weighted average maturity as of July 31, 2019[4]

6 days

Weighted average life as of July 31, 2019[5]

6 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.86%, 1.13%, 1.25%, and 0.96% for Class A, Administrator Class, Premier Class, and Service Class respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[4]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[5]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Retail Money Market Funds  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2019 to July 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2019	Ending account value 7-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,005.47	$2.98	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%

Administrator Class

Actual	$1,000.00	$1,006.97	$1.49	0.30%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%

Premier Class

Actual	$1,000.00	$1,007.47	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%

Service Class

Actual	$1,000.00	$1,006.22	$2.24	0.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Retail Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

			Shares	Value
Closed End Municipal Bond Funds: 1.18%

California: 1.18%

Nuveen California AMT-Free Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series 4 1.48% 144A			10,000,000	$10,000,000

Total Closed End Municipal Bond Funds (Cost $10,000,000)				10,000,000

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 96.97%

Alabama: 0.59%

Variable Rate Demand Note ø: 0.59%

Alabama Federal Aid Highway Finance Authority Series 2016-A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2373 (Tax Revenue, Citibank NA LIQ) 144A	1.43%	9-1-2024	$5,000,000	$5,000,000

Alaska: 0.28%

Variable Rate Demand Note ø: 0.28%

Alaska Housing Finance Corporation Series B (Housing Revenue, FHLB SPA)	1.38	12-1-2041	2,400,000	2,400,000

Arizona: 1.57%

Variable Rate Demand Notes ø: 1.57%

Arizona Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2537 (Utilities Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.44	12-1-2037	3,215,000	3,215,000

Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.43	7-1-2024	10,055,000	10,055,000

				13,270,000

California: 9.73%

Variable Rate Demand Notes ø: 9.73%

California HFFA Dignity Health Series A (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.52	3-1-2042	6,730,000	6,730,000

California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	1.44	12-1-2040	14,250,000	14,250,000

California Municipal Finance Authority High Desert Foundation Project Series 2012A (Education Revenue, Union Bank NA LOC)	1.44	4-1-2042	1,150,000	1,150,000

California State University Series A Tender Option Bond Trust Receipts/Certificates Series 2017-XF2441 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	1.38	5-1-2024	7,670,000	7,670,000

California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (Housing Revenue, East West Bank LOC)	1.44	3-1-2057	6,975,000	6,975,000

California Tender Option Bond Trust Receipts/Certificates Series 2017-XF0580 (GO Revenue, TD Bank NA LIQ) 144A	1.40	11-1-2033	3,375,000	3,375,000

California Tender Option Bond Trust Receipts/Certificates Series 2018-XF0669 (GO Revenue, Royal Bank of Canada LIQ) 144A	1.41	2-1-2026	2,500,000	2,500,000

California Tender Option Bond Trust Receipts/Certificates Series 2018-XF2630 (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.40	8-1-2045	2,900,000	2,900,000

California Tender Option Bond Trust Receipts/Certificates Series 2018-XG0188 (GO Revenue, Royal Bank of Canada LIQ) 144A	1.41	2-1-2026	1,600,000	1,600,000

California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) 144A	1.40	4-1-2047	18,445,000	18,445,000

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  7

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)

California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-ZP0159 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.55%	8-1-2022	$4,500,000	$4,500,000

Grossmont CA Union High School District Floaters Series 2015 (GO Revenue, Citibank NA LIQ) 144A	1.50	8-1-2019	7,525,000	7,525,000

San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.43	11-1-2039	2,190,000	2,190,000

San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.50	8-1-2022	2,415,000	2,415,000

				82,225,000

Colorado: 2.17%

Variable Rate Demand Notes ø: 2.17%

Colorado HFA Catholic Health Initiatives Series 2008-D2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.55	10-1-2037	9,000,000	9,000,000

Colorado RBC Municipal Products Incorporated Trust Series 2018-E123 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.43	4-1-2020	7,500,000	7,500,000

Colorado Tender Option Bond Trust Receipts/Certificates Series 2018-XF0668 (Health Revenue, Royal Bank of Canada LIQ) 144A	1.43	5-15-2026	1,875,000	1,875,000

				18,375,000

Connecticut: 0.87%

Variable Rate Demand Notes ø: 0.87%

Connecticut Residual Interest Bond Floater Trust Series 2017-016 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.44	6-1-2037	2,800,000	2,800,000

Connecticut Tender Option Bond Trust Receipts/Floater Certificates Series 2017-YX1077 (Tax Revenue, Barclays Bank plc LIQ) 144A	1.46	1-1-2036	4,550,000	4,550,000

				7,350,000

District of Columbia: 1.42%

Variable Rate Demand Notes ø: 1.42%

District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue, Manufacturers & Traders LOC)	1.45	7-1-2032	3,165,000	3,165,000

District of Columbia Tender Option Bond Trust Receipts/Certificates Series 2018-XF0621 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	1.43	4-1-2026	4,000,000	4,000,000

District of Columbia Tender Option Bond Trust Receipts/Certificates Series 2019-ZF2784 (Housing Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	1.44	9-1-2039	2,800,000	2,800,000

District of ColumbiaTender Option Bond Trust Receipts/Certificates Series 2019-ZF2785 (Housing Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	1.44	9-1-2039	2,070,000	2,070,000

				12,035,000

Florida: 8.27%

Variable Rate Demand Notes ø: 8.27%

Florida Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0571 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.50	8-15-2047	4,730,000	4,730,000

Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2523 (Health Revenue, Barclays Bank plc LIQ) 144A	1.52	8-15-2047	6,000,000	6,000,000

Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XF2530 (Health Revenue, Citibank NA LIQ) 144A	1.50	8-15-2025	3,000,000	3,000,000

Florida Tender Option Bond Trust Receipts/Certificates Series 2018-XG0173 (Health Revenue, Credit Suisse LIQ) 144A	1.50	10-1-2025	6,000,000	6,000,000

The accompanying notes are an integral part of these financial statements.

8  |  Retail Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)

Florida Tender Option Bond Trust Receipts/Certificates Series 2019-XF2817 (Health Revenue, Barclays Bank plc LIQ) 144A	1.43%	1-1-2046	$6,400,000	$6,400,000

Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.50	8-15-2047	1,500,000	1,500,000

Highlands County FL Health Facilities Authority Adventist Health System Series A (Health Revenue)	1.42	11-15-2037	5,090,000	5,090,000

Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue, Adventist Health System)	1.39	11-15-2032	600,000	600,000

Highlands County FL HFA Adventist Health System Series I5 (Health Revenue)	1.42	11-15-2035	13,150,000	13,150,000

Orange County FL Health Facilities Authority Series 2009C (Health Revenue, TD Bank NA LOC)	1.39	1-1-2037	425,000	425,000

Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	1.53	8-1-2034	3,300,000	3,300,000

Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ)	1.43	7-1-2042	6,000,000	6,000,000

Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	1.40	8-1-2028	2,985,000	2,985,000

Saint Lucie County FL Florida Power & Light Company (Industrial Development Revenue)	1.48	9-1-2028	5,485,000	5,485,000

Seminole County FL Tender Option Bond Trust Receipts/Floater Certificates Series ZF0444 (Tax Revenue, National Insured, JPMorgan Chase & Company LIQ) 144A	1.55	4-1-2027	5,250,000	5,250,000

				69,915,000

Georgia: 0.44%

Variable Rate Demand Note ø: 0.44%

Georgia Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0589 (Education Revenue, Bank of America NA LIQ) 144A	1.44	6-1-2049	3,750,000	3,750,000

Illinois: 9.21%

Variable Rate Demand Notes ø: 9.21%

Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, BMO Harris Bank NA LOC)	1.40	3-1-2035	7,000,000	7,000,000

Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	1.50	7-1-2023	4,200,000	4,200,000

Chicago IL O’Hare International 3rd Lien Series C (Airport Revenue, Bank of America NA LOC)	1.43	1-1-2035	2,800,000	2,800,000

Illinois Educational Facilities Authority Aurora University (Education Revenue, Harris NA LOC)	1.40	3-1-2032	4,600,000	4,600,000

Illinois Finance Authority Northwest Community Hospital Series C (Health Revenue, JPMorgan Chase & Company LOC)	1.41	7-1-2032	475,000	475,000

Illinois Finance Authority Series B (Health Revenue, Northern Trust Company LOC)	1.38	2-15-2033	1,400,000	1,400,000

Illinois Health Facilities Authority Evanston Hospital Corporation Series 1995 (Health Revenue, JPMorgan Chase & Company SPA)	1.44	6-1-2035	9,500,000	9,500,000

Illinois International Port District Facilities (Airport Revenue, U.S. Bank NA LOC)	1.55	1-1-2023	3,950,000	3,950,000

Illinois Tender Option Bond Trust Floaters Series 2018-XM0683 (Tax Revenue, Bank of America NA LIQ) 144A	1.57	1-1-2048	8,340,000	8,340,000

Illinois Tender Option Bond Trust Floaters Series 2018-XF0722 (Tax Revenue, Royal Bank of Canada LIQ) 144A	1.55	7-1-2026	7,900,000	7,900,000

Illinois Tender Option Bond Trust Receipts/Certificates Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	1.43	7-1-2023	1,140,000	1,140,000

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  9

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)

Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	1.46%	7-1-2023	$3,100,000	$3,100,000

Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Tax Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.58	4-1-2046	11,000,000	11,000,000

Illinois Tender Option Bond Trust Receipts/Certificates Series 2019-XF0779 (Tax Revenue, Build America Mutual Assurance Company Insured, TD Bank NA LIQ) 144A	1.48	1-1-2048	4,000,000	4,000,000

Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Tax Revenue, Royal Bank of Canada LIQ) 144A	1.55	1-1-2026	3,615,000	3,615,000

Quad Cities Illinois Regional EDA Augustana College Series 2005 (Education Revenue, Harris NA LOC)	1.40	10-1-2035	4,800,000	4,800,000

				77,820,000

Indiana: 1.32%

Variable Rate Demand Notes ø: 1.32%

Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.44	7-1-2023	9,915,000	9,915,000

Indiana Finance Authority Duke Energy Indiana Incorporated Series 2009A-4 (Industrial Development Revenue, Sumitomo Mitsui Banking LOC)	1.48	12-1-2039	1,200,000	1,200,000

				11,115,000

Iowa: 3.47%

Variable Rate Demand Notes ø: 3.47%

Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.93	4-1-2022	23,840,000	23,840,000

Iowa Finance Authority Mortgage Securities Program Series D (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	1.40	1-1-2047	5,500,000	5,500,000

				29,340,000

Kentucky: 0.65%

Variable Rate Demand Note ø: 0.65%

Kentucky Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0161 (Tax Revenue, Bank of America NA LOC, AGM Insured, Bank of America NA LIQ) 144A	1.43	12-1-2041	5,460,000	5,460,000

Louisiana: 1.46%

Variable Rate Demand Note ø: 1.46%

Louisiana Tender Option Bond Trust Receipts/Floater Certificates Series 2018-BAML7002 (Health Revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	1.44	9-1-2057	12,325,000	12,325,000

Maryland: 0.39%

Variable Rate Demand Note ø: 0.39%

Maryland Tender Option Bond Trust Receipts/Certificates Series 2018-XF0605 (Education Revenue, Bank of America NA LIQ) 144A	1.45	5-1-2047	3,300,000	3,300,000

Massachusetts: 0.11%

Variable Rate Demand Note ø: 0.11%

Massachusetts Health & Education Facilities Authority Partners Healthcare Systems Series F3 (Health Revenue, TD Bank NA LOC)	1.39	7-1-2040	900,000	900,000

The accompanying notes are an integral part of these financial statements.

10  |  Retail Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 1.29%

Variable Rate Demand Notes ø: 1.29%

Michigan Housing Development Authority Series D (Housing Revenue, Industrial and Commercial Bank of China Limited SPA)	1.41%	6-1-2030	$1,455,000	$1,455,000

St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	1.50	1-1-2032	9,460,000	9,460,000

				10,915,000

Minnesota: 1.61%

Variable Rate Demand Notes ø: 1.61%

Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.48	10-15-2033	2,375,000	2,375,000

Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.49	8-15-2038	4,500,000	4,500,000

Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	1.48	3-1-2029	2,340,000	2,340,000

Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.48	9-15-2031	2,865,000	2,865,000

Rochester MN MFHR Bella Grove Apartments Project Series 2019B (Housing Revenue, United Fidelity Bank LOC)	1.51	5-1-2061	1,500,000	1,500,000

				13,580,000

Missouri: 3.33%

Variable Rate Demand Notes ø: 3.33%

Missouri Development Finance Board Kauffman Center Performing Arts Project Series 2007-A (Miscellaneous Revenue, PNC Bank NA SPA)	1.51	6-1-2037	10,000,000	10,000,000

Missouri Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176 (Health Revenue, Royal Bank of Canada LIQ) 144A	1.50	5-15-2041	8,000,000	8,000,000

Missouri Tender Option Bond Trust Receipts/Certificates Series XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	1.43	5-1-2023	2,670,000	2,670,000

St. Louis County MO Sewer District Wastewater System Series 2013-B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.43	5-1-2043	7,500,000	7,500,000

				28,170,000

Nebraska: 1.24%

Variable Rate Demand Note ø: 1.24%

Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	2.36	9-1-2031	10,500,000	10,500,000

Nevada: 0.98%

Variable Rate Demand Notes ø: 0.98%

Nevada Tender Option Bond Trust Receipts/Certificates Series 2015-ZF0155 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.58	6-1-2020	5,000,000	5,000,000

Nevada Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0639 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.43	12-1-2025	3,240,000	3,240,000

				8,240,000

New Jersey: 3.15%

Variable Rate Demand Notes ø: 3.15%

New Jersey Tender Option Bond Trust Receipts/Certificates Series 2018-XG0205 (Education Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.43	12-15-2034	7,500,000	7,500,000

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  11

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)

New Jersey Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	1.40%	7-1-2026	$3,790,000	$3,790,000

New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2476 (Education Revenue, Citibank NA LIQ) 144A	1.41	11-1-2021	1,000,000	1,000,000

New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2477 (Education Revenue, Citibank NA LIQ) 144A	1.41	11-1-2021	2,000,000	2,000,000

New Jersey Tender Option Bond Trust Receipts/Certificates Series 2018-XF2538 (Education Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.43	6-15-2040	2,810,000	2,810,000

New Jersey Tender Option Bond Trust Receipts/Certificates Series 2018-XX1093 (Education Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	1.43	6-15-2031	9,500,000	9,500,000

				26,600,000

New York: 10.73%

Variable Rate Demand Notes ø: 10.73%

Metropolitan Transportation Authority New York Revenue Bond Series 2015E (Transportation Revenue, PNC Bank NA LOC)	1.40	11-15-2045	900,000	900,000

Metropolitan Transportation Authority New York Revenue Bond Sub Series 2012A-2 (Transportation Revenue, Bank of Montreal LOC)	1.53	11-15-2041	10,500,000	10,500,000

New York Battery Park City Authority Refunding Bond Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	1.53	11-1-2019	4,470,000	4,470,000

New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Health Revenue, Manufacturers & Traders LOC)	1.40	7-1-2048	4,425,000	4,425,000

New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	1.43	3-15-2022	3,770,000	3,770,000

New York HFA Manhattan West Residential Housing Series A (Housing Revenue, Bank of China LOC)	1.44	11-1-2049	5,470,000	5,470,000

New York HFA Manhattan West Residential Housing Series 2015-A (Housing Revenue, Bank of China LOC)	1.44	11-1-2049	9,250,000	9,250,000

New York NY Fiscal Subordinate Bond Series 2017A-6 (GO Revenue, Landesbank Hessen-Thüringen SPA)	1.49	8-1-2044	8,455,000	8,455,000

New York NY Municipal Water Authority Series BB-1 (Water & Sewer Revenue, State Street Bank & Trust Company SPA)	1.49	6-15-2049	4,100,000	4,100,000

New York NY Municipal Water Finance Authority 2nd Generation Resolution Fiscal Year 2019 Series BB (Water & Sewer Revenue, Industrial and Commercial Bank of China Limited SPA)	1.42	6-15-2051	10,000,000	10,000,000

New York NY Municipal Water Finance Authority Fiscal 2010 Series CC (Water & Sewer Revenue, Barclays Bank plc SPA)	1.40	6-15-2041	1,500,000	1,500,000

New York NY Series E (GO Revenue, Bank of America NA LOC)	1.35	8-1-2034	900,000	900,000

New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bond Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	1.51	8-1-2043	2,000,000	2,000,000

New York Tender Option Bond Trust Receipts/Floater Certificates Series 2019-BAML3002 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	1.48	1-15-2056	14,905,377	14,905,377

RBC Municipal Products Incorporated Trust Series E-99 (Tax Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.43	8-1-2021	10,000,000	10,000,000

				90,645,377

The accompanying notes are an integral part of these financial statements.

12  |  Retail Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
North Carolina: 1.17%

Variable Rate Demand Notes ø: 1.17%

Charlotte NC Water & Sewer Tender Option Bond Trust Receipts/Certificates Series 2018-XG0170 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	1.43%	1-1-2026	$2,430,000	$2,430,000

Greensboro NC (GO Revenue, Bank of America NA SPA)	1.44	2-1-2022	25,000	25,000

North Carolina Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	1.43	10-1-2055	2,250,500	2,250,500

North Carolina Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2490 (Airport Revenue, Barclays Bank plc LIQ) 144A	1.43	7-1-2042	3,750,000	3,750,000

University of North Carolina Chapel Hill Series 2009- A (Education Revenue, TD Bank NA SPA)	1.39	2-1-2024	1,400,000	1,400,000

				9,855,500

Ohio: 6.96%

Variable Rate Demand Notes ø: 6.96%

Allen County OH Catholic Healthcare Series C (Health Revenue, BMO Harris Bank NA LOC)	1.48	6-1-2034	10,000,000	10,000,000

Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.55	5-1-2034	8,825,000	8,825,000

Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	1.49	10-1-2036	7,100,000	7,100,000

Ohio Cleveland Health System Obligated Group Series 2019F (Health Revenue, U.S. Bank NA SPA)	1.48	1-1-2052	7,900,000	7,900,000

Ohio Tender Option Bond Trust Receipts/Certificates Series 2017-XF2438 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	1.43	12-1-2024	2,000,000	2,000,000

Ohio Tender Option Bond Trust Receipts/Certificates Series 2018-XL0074 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	1.60	8-1-2024	5,580,000	5,580,000

RBC Municipal Products Incorporated Trust Series E-110 (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.43	10-1-2020	8,000,000	8,000,000

Tender Option Bond Trust Receipts/Certificates Northeast Regional Ohio Sewer District Wastewater Series 2015-XF0225 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	1.43	3-1-2021	9,375,000	9,375,000

				58,780,000

Oregon: 0.73%

Variable Rate Demand Note ø: 0.73%

Oregon Health & Science University Series 2012B-3 (Education Revenue, U.S. Bank NA LOC)	1.47	7-1-2042	6,185,000	6,185,000

Other: 1.89%

Variable Rate Demand Notes ø: 1.89%

Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.45	2-15-2028	14,990,000	14,990,000

FHLMC MFHR Series M-031 Class A (Housing Revenue, FHLMC LIQ)	1.43	12-15-2045	980,000	980,000

				15,970,000

Pennsylvania: 2.33%

Variable Rate Demand Notes ø: 2.33%

Butler County PA Hospital Authority Series A (Health Revenue, BMO Harris Bank NA LOC)	1.41	10-1-2042	700,000	700,000

Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016 - ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	1.55	8-15-2042	4,875,000	4,875,000

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  13

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)

Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2018-YX1089 (GO Revenue, Barclays Bank plc LIQ) 144A	1.43%	3-1-2035	$2,540,000	$2,540,000

South Central General Authority WellSpan Health Obliged Group Revenue Bond Series 2019E (Health Revenue, U.S. Bank NA SPA)	1.47	6-1-2035	5,000,000	5,000,000

Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.43	6-1-2044	3,000,000	3,000,000

Southcentral Pennsylvania WellSpan Health Obligated Group Series 2019C (Health Revenue, Bank of America NA LIQ)	1.43	6-1-2037	1,000,000	1,000,000

Westmoreland County PA Municipal Authority Service Series 2016 Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0539 (Water & Sewer Revenue, Build America Mutual Assurance Company Insured, TD Bank NA LIQ) 144A	1.55	8-15-2038	2,615,000	2,615,000

				19,730,000

Rhode Island: 1.18%

Variable Rate Demand Note ø: 1.18%

Narragansett Bay RI Commission Wastewater System Series 2013-A Tender Option Trust Receipts/Certificates Series 2016-XM0140 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	1.45	9-1-2020	10,000,000	10,000,000

South Carolina: 2.78%

Variable Rate Demand Notes ø: 2.78%

Columbia SC Waterworks Series 2009 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	1.40	2-1-2038	1,760,000	1,760,000

South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	1.42	8-1-2025	2,100,000	2,100,000

South Carolina Jobs Economic Development Authority Prisma Health Obligated Group Series 2018B (Health Revenue, U.S. Bank NA LOC)	1.48	5-1-2048	10,385,000	10,385,000

South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	1.44	11-1-2034	1,265,000	1,265,000

South Carolina Tender Option Bond Trust Receipts/Floater Certificates Patriots Energy Group Financing Agency Series 2018-XM0690 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	1.44	10-1-2022	8,000,000	8,000,000

				23,510,000

Tennessee: 0.39%

Variable Rate Demand Note ø: 0.39%

Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	1.42	6-1-2029	3,260,000	3,260,000

Texas: 5.93%

Variable Rate Demand Notes ø: 5.93%

Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	1.48	9-1-2039	3,700,000	3,700,000

Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue, BASF SE)	1.47	7-1-2022	4,900,000	4,900,000

Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2009 Citigroup ROC Series 11821 (Health Revenue, Citibank NA LIQ) 144A	1.46	10-1-2039	2,000,000	2,000,000

The accompanying notes are an integral part of these financial statements.

14  |  Retail Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)

Harris County TX Industrial Development Corporation (Industrial Development Revenue)	1.47%	3-1-2024	$7,500,000	$7,500,000

Harris County TX Series 3060X (Transportation Revenue, Bank of America NA LIQ) 144A	1.43	8-15-2038	3,980,000	3,980,000

Houston TX Adjustable Refunding First Lien B-3 (Water & Sewer Revenue, Sumitomo Mitsui Banking LOC)	1.41	5-15-2034	3,000,000	3,000,000

Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial Development Revenue, Total SA)	1.47	6-1-2041	5,000,000	5,000,000

Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue, Flint Hills Resources LLC)	1.44	7-1-2029	4,200,000	4,200,000

Tarrant County TX Cultural Educational Facilities Finance Corporation Christus Health Series 2008-C2 (Health Revenue, Bank of New York Mellon LOC)	1.44	7-1-2047	6,405,000	6,405,000

Tender Option Bond Trust Series 2019-XM0722 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	1.43	6-15-2025	3,670,000	3,670,000

Texas Veterans Bonds Series 2018 (GO Revenue, FHLB LIQ)	1.45	12-1-2049	4,855,000	4,855,000

Texas Veterans Bonds (Miscellaneous Revenue, Sumitomo Mitsui Banking SPA)	1.47	12-1-2047	870,000	870,000

				50,080,000

Utah: 1.99%

Variable Rate Demand Notes ø: 1.99%

Murray UT City Hospital IHC Health Services Incorporated Series C (Health Revenue)	1.46	5-15-2036	5,000,000	5,000,000

Murray UT City Hospital IHC Health Services Incorporated Series D (Health Revenue)	1.46	5-15-2036	3,000,000	3,000,000

Utah Tender Option Bond Trust Receipts/Certificates Series 2018-XG0171 (Health Revenue, Royal Bank of Canada LIQ) 144A	1.46	11-15-2022	3,000,000	3,000,000

Utah Tender Option Bond Trust Receipts/Floater Certificates Series 2017-ZF0540 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	1.60	1-1-2025	2,700,000	2,700,000

Weber County UT Hospital IHC Health Services Series 2000-C (Health Revenue, Bank of New York Mellon SPA)	1.48	2-15-2035	3,100,000	3,100,000

				16,800,000

Vermont: 0.29%

Variable Rate Demand Note ø: 0.29%

Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	1.49	7-1-2033	2,490,000	2,490,000

Virginia: 0.86%

Variable Rate Demand Notes ø: 0.86%

Virginia Public Building Authority Public Facilities Refunding Bonds Series 2015B	1.49	8-1-2019	2,400,000	2,400,000

Virginia Tender Option Bond Trust Receipts/Certificates Series 2017-XG0143 (Transportation Revenue, Citibank NA LIQ) 144A	1.42	5-1-2025	4,890,000	4,890,000

				7,290,000

Washington: 1.18%

Variable Rate Demand Note ø: 1.18%

Washington Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0681 (Tax Revenue, Citibank NA LIQ) 144A	1.46	7-1-2026	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  15

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 3.43%

Variable Rate Demand Notes ø: 3.43%

Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC)	1.43%	5-1-2037	$14,200,000	$14,200,000

Milwaukee WI RDA Wisconsin Montessori Society (Education Revenue, U.S. Bank NA LOC)	1.75	7-1-2021	250,000	250,000

Wisconsin GO Series 2019A (GO Revenue)	1.54	5-1-2029	1,500,000	1,500,000

Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services of America LOC)	1.45	9-1-2036	3,265,000	3,265,000

Wisconsin Tender Option Bond Trust Receipts/Certificates Series 2018-XF2634 (Health Revenue, Credit Suisse LIQ) 144A	1.43	8-15-2025	2,000,000	2,000,000

Wisconsin Tender Option Bond Trust Receipts/Certificates Series 2019-F2823 (Housing Revenue, Mizuho Capital Markets LLC LIQ) 144A	1.50	1-1-2026	4,000,000	4,000,000

Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	1.58	10-1-2020	3,815,000	3,815,000

				29,030,000

Wyoming: 1.58%

Variable Rate Demand Note ø: 1.58%

Wyoming Tender Option Bond Trust Receipts/Certificates Series 2018 -XL0070 (Utilities Revenue, Build America Mutual Assurance Company Insured, JPMorgan Chase & Company LIQ) 144A	1.43	1-1-2025	13,330,000	13,330,000

Total Municipal Obligations (Cost $819,540,877)				819,540,877

Repurchase Agreements: 1.18%

Barclays Capital Incorporated, dated 7-31-2019, maturity value $10,000,706 ^^	2.54	8-1-2019	10,000,000	10,000,000

Total Repurchase Agreements (Cost $10,000,000)				10,000,000

Total investments in securities (Cost $839,540,877)	99.33%	839,540,877

Other assets and liabilities, net	0.67	5,626,300

Total net assets	100.00%	$845,167,177

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

^^	Collateralized by U.S. government securities, 1.63% to 1.75%, 6-30-2021 to 7-15-2022, fair value including accrued interest is $10,200,000

The accompanying notes are an integral part of these financial statements.

16  |  Retail Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

Abbreviations:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AMT	Alternative minimum tax

BHAC	Berkshire Hathaway Assurance Corporation

DRIVER	Derivative inverse tax-exempt receipts

EDA	Economic Development Authority

FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HFA	Housing Finance Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

National	National Public Finance Guarantee Corporation

PFA	Public Finance Authority

PUTTER	Puttable tax-exempt receipts

RDA	Redevelopment Authority

ROC	Reset option certificates

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  17

Statement of assets and liabilities—July 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$839,540,877
Cash	217,401
Receivable for investments sold	5,910,000
Receivable for Fund shares sold	2,583,144
Receivable for interest	2,251,100
Prepaid expenses and other assets	86,002

Total assets	850,588,524

Liabilities
Payable for Fund shares redeemed	3,432,356
Payable for investments purchased	1,500,000
Dividends payable	126,992
Administration fees payable	73,682
Management fee payable	51,591
Trustees’ fees and expenses payable	2,750
Accrued expenses and other liabilities	233,976

Total liabilities	5,421,347

Total net assets	$845,167,177

Net assets consist of
Paid-in capital	$845,031,927
Total distributable earnings	135,250

Total net assets	$845,167,177

Computation of net asset value per share
Net assets – Class A	$94,749,138
Shares outstanding – Class A1	94,726,833
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$122,192,481
Shares outstanding – Administrator Class[1]	122,163,686
Net asset value per share – Administrator Class	$1.00
Net assets – Premier Class	$563,941,163
Shares outstanding – Premier Class[1]	563,806,356
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$64,284,395
Shares outstanding – Service Class[1]	64,269,300
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18  |  Retail Money Market Funds

Statement of operations—six months ended July 31, 2019 (unaudited)

Investment income
Interest	$7,264,013

Expenses
Management fee	641,160
Administration fees
Class A	107,385
Administrator Class	61,852
Premier Class	227,533
Service Class	38,833
Shareholder servicing fees
Class A	122,028
Administrator Class	61,852
Service Class	80,475
Custody and accounting fees	29,443
Professional fees	21,378
Registration fees	99,355
Shareholder report expenses	18,444
Trustees’ fees and expenses	10,965
Other fees and expenses	7,149

Total expenses	1,527,852
Less: Fee waivers and/or expense reimbursements	(334,971)

Net expenses	1,192,881

Net investment income	6,071,132
Net realized gains on investments	101,891

Net increase in net assets resulting from operations	$6,173,023

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  19

Statement of changes in net assets

	Six months ended July 31, 2019 (unaudited)		Year ended January 31, 2019

Operations
Net investment income		$6,071,132		$10,059,433
Net realized gains on investments		101,891		38,078

Net increase in net assets resulting from operations		6,173,023		10,097,511

Distributions to shareholders from net investment income and net realized gains
Class A		(537,841)		(983,009)
Administrator Class		(866,709)		(1,676,616)
Premier Class		(4,261,670)		(6,724,447)
Service Class		(404,912)		(680,815)

Total distributions to shareholders		(6,071,132)		(10,064,887)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,003,115	14,003,115	35,451,170	35,451,170
Administrator Class	16,688,726	16,688,726	66,742,195	66,742,195
Premier Class	326,864,033	326,864,033	1,042,791,893	1,042,791,893
Service Class	2,526,101	2,526,101	9,248,032	9,248,032

		360,081,975		1,154,233,290

Reinvestment of distributions
Class A	523,071	523,071	958,425	958,425
Administrator Class	846,779	846,779	1,643,597	1,643,597
Premier Class	3,579,878	3,579,878	5,170,672	5,170,672
Service Class	127,992	127,992	226,056	226,056

		5,077,720		7,998,750

Payment for shares redeemed
Class A	(21,464,308)	(21,464,308)	(54,253,118)	(54,253,118)
Administrator Class	(26,749,382)	(26,749,382)	(69,954,513)	(69,954,513)
Premier Class	(360,540,418)	(360,540,418)	(793,365,730)	(793,365,730)
Service Class	(4,058,602)	(4,058,602)	(10,252,475)	(10,252,475)

		(412,812,710)		(927,825,836)

Net increase (decrease) in net assets resulting from capital share transactions		(47,653,015)		234,406,204

Total increase (decrease) in net assets		(47,551,124)		234,438,828

Net assets
Beginning of period		892,718,301		658,279,473

End of period		$845,167,177		$892,718,301

The accompanying notes are an integral part of these financial statements.

20  |  Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.55%	0.89%	0.35%	0.13%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.66%	0.68%	0.65%	0.63%	0.63%
Net expenses	0.60%	0.61%	0.64%	0.39%	0.08%	0.08%
Net investment income	1.10%	0.88%	0.30%	0.02%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$94,749	$101,680	$119,524	$135,704	$172,725	$123,525

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.70%	1.21%	0.69%	0.33%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.39%	0.41%	0.40%	0.36%	0.36%
Net expenses	0.30%	0.30%	0.30%	0.27%	0.08%	0.08%
Net investment income	1.40%	1.21%	0.64%	0.22%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$122,192	$131,395	$132,964	$155,448	$179,171	$191,766

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
PREMIER CLASS[1]		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.01	0.01	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.01)	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.75%	1.31%	0.79%	0.41%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.27%	0.28%	0.25%	0.24%	0.24%
Net expenses	0.20%	0.20%	0.20%	0.18%	0.08%	0.08%
Net investment income	1.50%	1.31%	0.79%	0.18%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$563,941	$593,961	$339,331	$105,881	$1,677,748	$2,269,187

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SERVICE CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.01	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.62%	1.06%	0.54%	0.20%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.56%	0.58%	0.54%	0.53%	0.52%
Net expenses	0.45%	0.45%	0.45%	0.32%	0.08%	0.08%
Net investment income	1.25%	1.05%	0.49%	0.03%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$64,284	$65,682	$66,460	$73,472	$162,593	$139,915

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Retail Money Market Funds

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Retail Money Market Funds  |  25

Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2019, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Closed end municipal bond funds	$0	$10,000,000	$0	$10,000,000

Municipal obligations	0	819,540,877	0	819,540,877

Repurchase agreements	0	10,000,000	0	10,000,000

Total assets	$0	$839,540,877	$0	$839,540,877

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services

26  |  Retail Money Market Funds

Notes to financial statements (unaudited)

in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended July 31, 2019 the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A	0.22%

Administrator Class	0.10

Premier Class	0.08

Service Class	0.12

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Premier Class shares, and 0.45% for Service Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $249,300,000 and $303,400,000 in interfund purchases and sales, respectively, during the six months ended July 31, 2019.

Retail Money Market Funds  |  27

Notes to financial statements (unaudited)

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

28  |  Retail Money Market Funds

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

Retail Money Market Funds  |  29

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

30  |  Retail Money Market Funds

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Retail Money Market Funds  |  31

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

32  |  Retail Money Market Funds

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo National Tax-Free Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo National Tax-Free Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Retail Money Market Funds  |  33

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability

34  |  Retail Money Market Funds

Other information (unaudited)

reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Retail Money Market Funds  |  35

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

405487 09-19

SA309/SAR309 07-19

Semi-Annual Report

July 31, 2019

Institutional Money Market Funds

∎	Wells Fargo Cash Investment Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Institutional Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Cash Investment Money Market Fund for the six-month period that ended July 31, 2019. Global stock and bond investors enjoyed gains that came amid continued concerns about global economic growth, international trade, geopolitical tensions, and bouts of market volatility. These concerns grew more intense as the period closed.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 11.32% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 4.34%. The MSCI EM Index (Net)3 inched higher by 0.44%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.23%, the Bloomberg Barclays Global Aggregate ex-USD Index5 added 2.33%, the Bloomberg Barclays Municipal Bond Index6 gained 5.15%, and the ICE BofAML U.S. High Yield Index7 added 5.86%.

Concerns for slowing global growth reemerge during the first quarter of 2019.

After the S&P 500 Index’s best monthly performance in 30 years during January and positive returns for other major indices across major asset classes, signs of slowing global growth grew more ominous in February. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, a combination of dovish U.S. Federal Reserve (Fed) sentiment and steady, if not spectacular, U.S. economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth. During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. GDP of an annualized rate of 3.2%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Institutional Money Market Funds

Letter to shareholders (unaudited)

During May 2019, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs.

President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Despite the accommodative approach of central banks, investors continued to have misgivings about the durability of economic growth globally and a pervasively cautious tone influenced the world’s equity and fixed-income markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May 2019, markets tumbled on mixed investment signals.”

“In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Institutional Money Market Funds  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®‡

Jeffrey L. Weaver, CFA®‡

Laurie White

Average annual total returns (%) as of July 31, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Administrator Class (WFAXX)	7-31-2003	2.22	0.88	0.45	0.37	0.33

Institutional Class (WFIXX)	10-14-1987	2.35	0.98	0.53	0.25	0.20

Select Class (WFQXX)	6-29-2007	2.42	1.05	0.60	0.21	0.13

Service Class (NWIXX)	10-14-1987	2.05	0.75	0.38	0.54	0.50

Yield summary (%) as of July 31, 20192

	Administrator Class	Institutional Class	Select Class	Service Class

7-day current yield	2.18	2.31	2.38	2.01

7-day compound yield	2.20	2.34	2.41	2.03

30-day simple yield	2.21	2.34	2.41	2.04

30-day compound yield	2.23	2.36	2.44	2.06

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

4  |  Institutional Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2019[3]

Effective maturity distribution as of July 31, 2019[3]

Weighted average maturity as of July 31, 2019[4]

25 days

Weighted average life as of July 31, 2019[5]

64 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 2.14%, 2.26%, 2.30%, and 1.97% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[4]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[5]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Institutional Money Market Funds  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2019 to July 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2019	Ending account value 7-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Administrator Class

Actual	$1,000.00	$1,011.42	$1.65	0.33%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66	0.33%

Institutional Class

Actual	$1,000.00	$1,012.07	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%

Select Class

Actual	$1,000.00	$1,012.42	$0.65	0.13%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%

Service Class

Actual	$1,000.00	$1,010.56	$2.49	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of Deposit: 22.29%

ABN Amro Bank NV	2.46%	10-7-2019	$15,000,000	$15,012,449

ABN Amro Bank NV	2.59	9-6-2019	16,000,000	16,006,176

Bank of Montreal (3 Month LIBOR +0.06%) ±	2.50	3-12-2020	7,000,000	7,000,394

Bank of Montreal (1 Month LIBOR +0.18%) ±	2.57	4-3-2020	10,000,000	10,000,761

Bank of Montreal (1 Month LIBOR +0.22%) ±	2.58	10-4-2019	7,000,000	7,001,442

Bank of Montreal (1 Month LIBOR +0.18%) ±	2.58	5-1-2020	5,000,000	5,000,738

Bank of Montreal (3 Month LIBOR +0.22%) ±	2.67	12-10-2019	9,000,000	9,006,363

Bank of Nova Scotia (1 Month LIBOR +0.14%) ±	2.38	1-27-2020	6,000,000	6,000,200

Bank of Nova Scotia (3 Month LIBOR +0.05%) ±	2.38	4-3-2020	13,000,000	13,000,812

Bank of Nova Scotia (3 Month LIBOR +0.10%) ±	2.51	9-16-2019	3,000,000	3,000,386

Bank of Nova Scotia (1 Month LIBOR +0.20%) ±	2.53	8-14-2019	7,000,000	7,000,373

Canadian Imperial Bank (3 Month LIBOR +0.19%) ±	2.46	1-30-2020	10,000,000	10,007,385

Canadian Imperial Bank (1 Month LIBOR +0.18%) ±	2.54	4-6-2020	10,000,000	10,001,354

Canadian Imperial Bank (1 Month LIBOR +0.18%) ±	2.58	5-1-2020	6,000,000	6,000,907

China Construction Bank Corporation (3 Month LIBOR +0.10%) ±	2.38	1-24-2020	15,000,000	14,999,971

Cooperatieve Rabobank UA (1 Month LIBOR +0.14%) ±	2.50	11-7-2019	10,000,000	10,001,312

Cooperatieve Rabobank UA	2.46	5-20-2020	11,000,000	10,999,127

Credit Agricole Corporate & Investment Bank (3 Month LIBOR +0.08%) ±	2.47	12-20-2019	7,000,000	6,999,967

Credit Industriel et Commercial NY (1 Month LIBOR +0.22%) ±	2.49	4-24-2020	7,000,000	7,000,939

Credit Suisse New York (1 Month LIBOR +0.22%) ±	2.58	12-9-2019	8,000,000	8,002,681

DNB Bank ASA (1 Month LIBOR +0.10%) ±	2.47	9-9-2019	12,000,000	12,000,166

DZ Bank AG Deutsche Zentral-Genossenschaftsbank	2.36	10-29-2019	7,000,000	6,959,288

HSBC Bank USA NA (3 Month LIBOR +0.13%) ±	2.69	8-9-2019	3,000,000	3,000,074

Mizuho Bank Limited (1 Month LIBOR +0.16%) ±	2.40	8-27-2019	7,000,000	7,000,228

Mizuho Bank Limited (1 Month LIBOR +0.14%) ±	2.50	11-8-2019	12,000,000	12,001,168

Mizuho Bank Limited (1 Month LIBOR +0.16%) ±	2.53	9-12-2019	10,000,000	10,000,988

Mizuho Bank Limited	2.43	9-11-2019	5,000,000	4,987,025

MUFG Bank Limited of New York (3 Month LIBOR +0.18%) ±	2.70	2-27-2020	7,000,000	7,002,342

MUFG Bank Limited of New York (3 Month LIBOR +0.14%) ±	2.70	5-11-2020	5,000,000	4,999,995

Natixis NY (1 Month LIBOR +0.16%) ±	2.42	12-23-2019	6,000,000	6,000,719

Norinchukin Bank	2.20	2-4-2020	5,000,000	4,999,667

Norinchukin Bank	2.52	8-9-2019	5,000,000	5,000,361

Norinchukin Bank	2.54	8-1-2019	5,000,000	5,000,045

Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.10%) ±	2.37	10-25-2019	7,000,000	7,000,252

Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.20%) ±	2.50	9-19-2019	6,000,000	6,000,952

Skandinaviska Enskilda Bank AB (1 Month LIBOR +0.13%) ±	2.50	9-12-2019	10,000,000	10,000,630

Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.14%) ±	2.50	11-5-2019	11,000,000	11,001,331

Sumitomo Mitsui Trust Bank Limited (1 Month LIBOR +0.12%) ±	2.38	10-23-2019	6,000,000	6,000,447

Sumitomo Mitsui Trust NY	2.25	1-9-2020	14,000,000	14,001,117

Sumitomo Mitsui Trust NY	2.25	1-13-2020	4,000,000	4,000,317

Svenska Handelsbanken (3 Month LIBOR +0.15%) ±	2.47	10-2-2019	10,000,000	10,002,452

Svenska Handelsbanken (1 Month LIBOR +0.22%) ±	2.48	7-22-2020	8,000,000	8,000,749

Svenska Handelsbanken (3 Month LIBOR +0.27%) ±	2.55	10-21-2019	10,000,000	10,005,049

Total Certificates of Deposit (Cost $356,948,791)				357,009,099

Commercial Paper: 38.57%

Asset-Backed Commercial Paper: 23.87%

Albion Capital Corporation (z)	2.30	9-30-2019	5,000,000	4,980,768

Alpine Securitization (1 Month LIBOR +0.15%) ±144A	2.55	3-2-2020	10,000,000	10,000,001

Anglesea Funding LLC (1 Month LIBOR +0.17%) ±144A	2.43	12-23-2019	12,000,000	11,999,998

Anglesea Funding LLC (1 Month LIBOR +0.18%) ±144A	2.48	10-15-2019	3,000,000	3,000,062

Anglesea Funding LLC (1 Month LIBOR +0.18%) ±144A	2.51	10-11-2019	14,000,000	14,002,787

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  7

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)

Anglesea Funding LLC (1 Month LIBOR +0.18%) ±144A	2.58%	12-27-2019	$10,000,000	$10,000,310

Antalis US Funding Corporation (z)144A	2.44	8-20-2019	6,000,000	5,992,190

Atlantic Asset Securitization Corporation (1 Month LIBOR +0.12%) ±144A	2.39	8-21-2019	10,000,000	10,000,097

Bedford Row Funding Corporation (1 Month LIBOR +0.16%) ±144A	2.49	8-13-2019	10,000,000	10,000,343

Bedford Row Funding Corporation (1 Month LIBOR +0.24%) ±144A	2.50	7-20-2020	6,000,000	6,001,772

Bedford Row Funding Corporation (1 Month LIBOR +0.15%) ±144A	2.54	2-3-2020	3,000,000	2,999,657

Chesham Finance Limited (z)144A	2.50	8-1-2019	20,000,000	19,998,646

Collateralized Commercial Paper FLEX Company LLC (1 Month LIBOR +0.20%) ±144A	2.46	6-23-2020	3,000,000	3,000,075

Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.27%) ±144A	2.57	1-8-2020	8,000,000	8,007,236

Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.26%) ±144A	2.59	12-31-2019	11,000,000	11,010,788

Concord Minutemen Capital Company (z)144A	2.43	8-2-2019	3,000,000	2,999,595

Concord Minutemen Capital Company (z)144A	2.70	8-1-2019	3,000,000	2,999,797

Crown Point Capital Company (1 Month LIBOR +0.20%) ±144A	2.56	11-4-2019	12,000,000	12,002,440

Crown Point Capital Company (1 Month LIBOR +0.18%) ±144A	2.56	1-6-2020	18,000,000	18,002,909

Glencove Funding LLC (1 Month LIBOR +0.18%) ±144A	2.49	2-11-2020	12,000,000	12,002,060

Great Bridge Capital Company LLC (z)144A	2.47	10-3-2019	5,000,000	4,978,862

Great Bridge Capital Company LLC (z)144A	2.48	9-4-2019	5,000,000	4,988,440

Great Bridge Capital Company LLC (z)144A	2.48	10-8-2019	4,000,000	3,981,692

Great Bridge Capital Company LLC (z)144A	2.48	10-10-2019	2,000,000	1,990,565

Great Bridge Capital Company LLC (z)144A	2.51	8-19-2019	2,000,000	1,997,510

Great Bridge Capital Company LLC(z)144A	2.58	8-16-2019	2,750,000	2,747,107

Institutional Secured Funding LLC (z)144A	2.54	8-1-2019	20,000,000	19,998,646

Institutional Secured Funding LLC (z)144A	2.54	8-2-2019	20,000,000	19,997,299

Kells Funding LLC (z)144A	2.39	9-11-2019	12,000,000	11,968,528

Kells Funding LLC (z)144A	2.52	8-19-2019	8,000,000	7,990,394

Kells Funding LLC (z)144A	2.55	8-7-2019	3,000,000	2,998,641

Kells Funding LLC (z)144A	2.61	9-19-2019	8,000,000	7,975,111

Lexington Parker Capital Company LLC (z)144A	2.57	8-7-2019	3,000,000	2,998,676

LMA Americas LLC (z)144A	2.20	1-27-2020	3,000,000	2,968,500

LMA Americas LLC (z)144A	2.20	1-28-2020	3,000,000	2,968,355

Manhattan Asset Funding Company LLC (z)144A	2.35	8-19-2019	3,000,000	2,996,335

Manhattan Asset Funding Company LLC (z)144A	2.40	9-13-2019	7,000,000	6,980,528

Mountcliff Funding LLC (1 Month LIBOR +0.20%) ±144A	2.43	4-24-2020	15,000,000	15,000,000

Mountcliff Funding LLC (z)144A	2.48	8-1-2019	20,000,000	19,998,646

Nieuw Amsterdam Receivables Corporation (z)144A	2.22	1-9-2020	2,000,000	1,980,236

Regency Markets No.1 LLC (z)144A	2.35	8-19-2019	6,000,000	5,992,574

Regency Markets No.1 LLC (z)144A	2.42	8-14-2019	20,000,000	19,981,676

Regency Markets No.1 LLC (z)144A	2.43	8-15-2019	7,000,000	6,993,146

Versailles CDS LLC (1 Month LIBOR +0.20%) ±144A	2.47	9-20-2019	8,000,000	8,000,848

Victory Receivables (z)144A	2.45	8-6-2019	6,000,000	5,997,614

White Plains Capital (z)144A	2.64	9-4-2019	7,000,000	6,983,136

White Plains Capital (z)144A	2.69	8-20-2019	2,000,000	1,997,214

				382,451,810

Financial Company Commercial Paper: 11.46%

Banco de Credito e Inversiones (z)144A	2.44	9-23-2019	10,000,000	9,963,670

Banco de Credito e Inversiones (z)144A	2.44	9-24-2019	2,000,000	1,992,599

Banco de Credito e Inversiones (z)144A	2.52	10-8-2019	7,000,000	6,967,210

Banco de Credito e Inversiones (z)144A	2.53	10-2-2019	14,000,000	13,940,514

Banco de Credito e Inversiones (z)144A	2.57	9-25-2019	5,000,000	4,981,170

The accompanying notes are an integral part of these financial statements.

8  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)

Banco Santander Chile (z)144A	2.53%	8-23-2019	$3,000,000	$2,995,285

Commonwealth Bank of Australia (1 Month LIBOR +0.21%) ±144A	2.54	9-16-2019	5,000,000	5,000,828

Commonwealth Bank of Australia (1 Month LIBOR +0.17%) ±144A	2.57	4-2-2020	10,000,000	9,999,704

Commonwealth Bank of Australia (3 Month LIBOR +0.45%) ±144A	2.90	3-10-2020	3,000,000	3,006,980

Commonwealth Bank of Australia (3 Month LIBOR +0.60%) ±144A	3.02	12-19-2019	6,000,000	6,013,501

DBS Bank Limited (z)144A	2.27	12-3-2019	7,000,000	6,949,566

DBS Bank Limited (z)144A	2.27	2-28-2020	4,000,000	3,950,934

DBS Bank Limited (z)144A	2.30	11-22-2019	7,000,000	6,953,051

National Australia Bank Limited (1 Month LIBOR +0.16%) ±144A	2.46	5-19-2020	3,000,000	2,999,612

National Australia Bank Limited (1 Month LIBOR +0.13%) ±144A	2.49	2-7-2020	6,000,000	6,000,261

National Australia Bank Limited (1 Month LIBOR +0.20%) ±144A	2.60	8-2-2019	7,000,000	7,000,071

Oesterreichische National Bank (z)	2.23	1-10-2020	6,000,000	5,944,335

Ontario Teachers Finance Trust (z)144A	2.10	3-12-2020	7,000,000	6,913,156

Ontario Teachers Finance Trust (z)144A	2.20	3-6-2020	2,000,000	1,975,630

Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.03%) ±144A	2.50	12-6-2019	7,000,000	6,999,971

Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.04%) ±144A	2.56	2-18-2020	7,000,000	6,999,980

Sumitomo Mitsui Trust Bank (z)144A	2.37	10-18-2019	3,000,000	2,985,168

Sumitomo Mitsui Trust Bank Limited (z)144A	2.40	9-30-2019	5,000,000	4,981,014

Toronto Dominion Bank (z)144A	2.28	8-7-2019	15,000,000	14,993,117

Toronto Dominion Bank (3 Month LIBOR +0.21%) ±144A	2.68	12-6-2019	8,000,000	8,005,206

Toronto Dominion Bank (1 Month LIBOR +0.37%) ±144A	2.73	11-7-2019	7,000,000	7,005,212

Westpac Banking Corporation (1 Month LIBOR +0.21%) ±144A	2.51	9-19-2019	10,000,000	10,001,725

Westpac Banking Corporation (3 Month LIBOR +0.07%) ±144A	2.65	8-2-2019	8,000,000	8,000,000

				183,519,470

Other Commercial Paper: 3.24%

Export Development Corporation (z)	2.29	12-17-2019	4,000,000	3,967,242

Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.34	9-23-2019	5,000,000	4,982,267

Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.35	9-19-2019	8,000,000	7,973,757

Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.46	8-14-2019	6,000,000	5,994,364

Toyota Credit Canada Incorporated (1 Month LIBOR +0.17%) ±	2.57	1-27-2020	7,000,000	7,001,276

Toyota Finance Australia Limited (1 Month LIBOR +0.17%) ±	2.50	12-6-2019	7,000,000	7,001,115

Toyota Motor Credit Corporation (z)	2.38	11-18-2019	9,000,000	8,934,632

Toyota Motor Credit Corporation (1 Month LIBOR +0.16%) ±	2.52	2-27-2020	6,000,000	5,999,560

				51,854,213

Total Commercial Paper (Cost $617,754,151)				617,825,493

Municipal Obligations: 11.09%

California: 0.60%

Other Municipal Debt: 0.60%

Los Angeles Metro Transportation (Transportation Revenue)	2.35	9-23-2019	2,000,000	1,999,820

State of California (GO Revenue)	2.48	8-12-2019	7,500,000	7,500,560

				9,500,380

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  9

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 3.54%

Variable Rate Demand Notes ø: 3.54%

Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	2.47%	5-1-2052	$29,505,000	$29,505,000

Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Health Revenue, Bank of America NA LIQ) 144A	2.76	10-29-2027	27,180,000	27,180,000

				56,685,000

Kentucky: 0.75%

Variable Rate Demand Note ø: 0.75%

Kentucky Municipal Power Agency Series B002 (Utilities Revenue, AGM Insured, Morgan Stanley Bank LIQ) 144A	2.38	9-1-2037	12,000,000	12,000,000

New Jersey: 1.12%

Variable Rate Demand Notes ø: 1.12%

Jets Stadium Development Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	2.40	4-1-2047	17,915,000	17,915,000

New York: 0.81%

Variable Rate Demand Notes ø: 0.81%

New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.32	11-1-2049	3,000,000	3,000,000

New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.43	11-1-2049	10,000,000	10,000,000

				13,000,000

Oregon: 0.56%

Variable Rate Demand Note ø: 0.56%

Oregon Tender Option Bond Trust Receipts/Certificates Series ZF2515 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	2.45	5-1-2035	9,000,000	9,000,000

Other: 3.72%

Variable Rate Demand Notes ø: 3.72%

Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	2.56	10-1-2039	5,000,000	5,000,000

JPMorgan Chase PUTTER/DRIVER Trust Series T0024 Halifax Hospital Medical Center (Health Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	2.50	10-31-2021	10,000,000	10,000,000

Providence St. Joseph Health Obligation Series 12E (Health Revenue, U.S. Bank NA LOC)	2.38	10-1-2042	9,890,000	9,890,000

Providence St. Joseph Health Obligation Series 16G (Health Revenue, Bank of Tokyo-Mitsubishi LOC)	2.40	10-1-2047	10,000,000	10,000,000

SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	2.43	6-1-2035	6,000,000	6,000,000

Steadfast Crestavilla LLC Series A (Health Revenue, American AgCredit LOC)	2.44	2-1-2056	3,000,000	3,000,000

Steadfast Crestavilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	2.44	2-1-2056	2,000,000	2,000,000

Taxable Municipal Funding Trust (GO Revenue, Barclays Bank plc LOC) 144A	2.61	9-1-2027	13,625,000	13,625,000

				59,515,000

Total Municipal Obligations (Cost $177,615,000)				177,615,380

The accompanying notes are an integral part of these financial statements.

10  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities: 0.25%

Pepper Residential Securities Trust Series 20A Class A1U2 (1 Month LIBOR +0.32%) ±144A	2.65%	3-16-2020	$4,000,000	$4,006,416

Total Non-Agency Mortgage-Backed Securities (Cost $4,000,000)				4,006,416

Other Instruments: 3.97%

Altoona Blair County Development Corporation 144A§øø	2.39	4-1-2035	12,000,000	12,000,000

Invesco Dynamic Credit Opportunities Fund Series W-7 §øø	2.50	6-1-2028	15,000,000	15,000,000

Jefferson at Stadium Park-Phase A Owner LLC Series A §øø	2.44	2-1-2057	2,000,000	2,000,000

Mitsubishi UFJ Trust and Banking Corporation 144A§øø	2.45	10-16-2019	12,600,000	12,601,615

Opus Inspection Incorporated §øø	2.57	1-1-2034	11,000,000	11,000,000

ROC III California Crossings Chino Hills LLC Series A §øø	2.44	1-1-2057	4,000,000	4,000,000

Toyota Motor Credit Corporation §øø	2.59	5-22-2020	7,000,000	7,000,535

Total Other Instruments (Cost $63,591,894)				63,602,150

Other Notes: 1.18%

Corporate Bonds and Notes: 1.18%

Cellmark Incorporated Secured §	2.57	6-1-2038	19,000,000	19,000,000

Total Other Notes (Cost $19,000,000)				19,000,000

Repurchase Agreements^^: 22.54%

Bank of America Corporation, dated 7-31-2019, maturity value $80,005,689 (1)	2.56	8-1-2019	80,000,000	80,000,000

Bank of Montreal, dated 7-31-2019, maturity value $75,005,313 (2)	2.55	8-1-2019	75,000,000	75,000,000

Bank of Nova Scotia, dated 7-31-2019, maturity value $70,004,939 (3)	2.54	8-1-2019	70,000,000	70,000,000

Credit Agricole, dated 7-31-2019, maturity value $25,009,500 (4)	2.28	8-6-2019	25,000,000	25,000,000

Credit Agricole, dated 7-31-2019, maturity value $40,012,889 (5)	2.32	8-5-2019	40,000,000	40,000,000

GX Clarke & Company, dated 7-31-2019, maturity value $71,005,088 (6)	2.58	8-1-2019	71,000,000	71,000,000

Total Repurchase Agreements (Cost $361,000,000)				361,000,000

Total investments in securities (Cost $1,599,909,836)	99.89%	1,600,058,538

Other assets and liabilities, net	0.11	1,768,472

Total net assets	100.00%	$1,601,827,010

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 3-20-2045 to 1-20-2047, fair value including accrued interest is $82,400,000.

(2)	U.S. government securities, 2.19% to 5.00%, 3-10-2023 to 10-20-2068, fair value including accrued interest is $77,249,804.

(3)	U.S. government securities, 2.40% to 6.50%, 11-1-2020 to 8-1-2049, fair value including accrued interest is $72,100,000.

(4)	U.S. government securities, 3.00% to 5.00%, 3-15-2038 to 3-20-2049, fair value including accrued interest is $25,750,000.

(5)	U.S. government securities, 2.50% to 6.00%, 1-1-2027 to 6-20-2049, fair value including accrued interest is $41,200,000.

(6)	U.S. government securities, 0.00% to 10.00%, 8-2-2019 to 5-20-2069, fair value including accrued interest is $72,854,575.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  11

Portfolio of investments—July 31, 2019 (unaudited)

Abbreviations:

ACA	ACA Financial Guaranty Corporation

AGM	Assured Guaranty Municipal

DRIVER	Derivative inverse tax-exempt receipts

FHLB	Federal Home Loan Bank

HFA	Housing Finance Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

PUTTER	Puttable tax-exempt receipts

ROC	Reset option certificates

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

12  |  Institutional Money Market Funds

Statement of assets and liabilities—July 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,238,909,836)	$1,239,058,538
Investments in repurchase agreements, at value (cost $361,000,000)	361,000,000
Cash	11,714
Receivable for Fund shares sold	150
Receivable for interest	2,286,073
Prepaid expenses and other assets	98,645

Total assets	1,602,455,120

Liabilities
Custodian and accounting fees payable	215,516
Management fee payable	120,530
Shareholder report expenses payable	94,302
Administration fees payable	86,314
Payable for Fund shares redeemed	50,000
Shareholder servicing fees payable	32,917
Dividends payable	2,958
Trustees’ fees and expenses payable	2,384
Accrued expenses and other liabilities	23,189

Total liabilities	628,110

Total net assets	$1,601,827,010

Net assets consist of
Paid-in capital	$1,601,651,471
Total distributable earnings	175,539

Total net assets	$1,601,827,010

Computation of net asset value per share
Net assets – Administrator Class	$111,951,265
Shares outstanding – Administrator Class[1]	111,896,548
Net asset value per share – Administrator Class	$1.0005
Net assets – Institutional Class	$639,935,173
Shares outstanding – Institutional Class[1]	639,621,825
Net asset value per share – Institutional Class	$1.0005
Net assets – Select Class	$742,598,481
Shares outstanding – Select Class[1]	742,212,525
Net asset value per share – Select Class	$1.0005
Net assets – Service Class	$107,342,091
Shares outstanding – Service Class[1]	107,278,898
Net asset value per share – Service Class	$1.0006

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  13

Statement of operations—six months ended July 31, 2019 (unaudited)

Investment income
Interest	$20,098,688

Expenses
Management fee	1,150,272
Administration fees
Administrator Class	59,116
Institutional Class	227,798
Select Class	143,243
Service Class	77,854
Shareholder servicing fees
Administrator Class	59,116
Service Class	162,195
Custody and accounting fees	41,268
Professional fees	20,828
Registration fees	18,140
Shareholder report expenses	17,255
Trustees’ fees and expenses	5,814
Other fees and expenses	10,938

Total expenses	1,993,837
Less: Fee waivers and/or expense reimbursements	(439,329)

Net expenses	1,554,508

Net investment income	18,544,180

Realized and unrealized gains (losses) on investments
Net realized gains on investments	2,803
Net change in unrealized gains (losses) on investments	(723)

Net realized and unrealized gains (losses) on investments	2,080

Net increase in net assets resulting from operations	$18,546,260

The accompanying notes are an integral part of these financial statements.

14  |  Institutional Money Market Funds

Statement of changes in net assets

	Six months ended July 31, 2019 (unaudited)		Year ended January 31, 2019

Operations
Net investment income		$18,544,180		$28,696,485
Net realized gains on investments		2,803		18,043
Net change in unrealized gains (losses) on investments		(723)		(7,945)

Net increase in net assets resulting from operations		18,546,260		28,706,583

Distributions to shareholders from net investment income and net realized gains
Administrator Class		(1,356,812)		(2,465,614)
Institutional Class		(6,882,906)		(9,770,370)
Select Class		(8,925,320)		(13,889,010)
Service Class		(1,379,089)		(2,571,492)

Total distributions to shareholders		(18,544,127)		(28,696,486)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	91,575,913	91,621,701	208,831,612	208,924,052
Institutional Class	807,166,342	807,569,926	1,335,820,742	1,336,437,928
Select Class	787,275,507	787,693,387	3,101,735,175	3,103,165,040
Service Class	296,406,483	296,584,327	1,098,229,467	1,098,801,000

		1,983,469,341		5,747,328,020

Reinvestment of distributions
Administrator Class	1,310,242	1,310,897	2,416,281	2,417,344
Institutional Class	6,826,120	6,829,532	9,639,093	9,643,341
Select Class	8,886,029	8,890,921	13,800,113	13,806,425
Service Class	1,342,578	1,343,384	2,523,025	2,524,353

		18,374,734		28,391,463

Payment for shares redeemed
Administrator Class	(117,049,081)	(117,107,606)	(184,686,866)	(184,768,170)
Institutional Class	(692,096,937)	(692,442,985)	(1,467,240,930)	(1,467,914,637)
Select Class	(788,892,669)	(789,319,862)	(3,097,745,586)	(3,099,164,118)
Service Class	(340,853,701)	(341,058,214)	(1,137,900,078)	(1,138,490,122)

		(1,939,928,667)		(5,890,337,047)

Net increase (decrease) in net assets resulting from capital share transactions		61,915,408		(114,617,564)

Total increase (decrease) in net assets		61,917,541		(114,607,467)

Net assets
Beginning of period		1,539,909,469		1,654,516,936

End of period		$1,601,827,010		$1,539,909,469

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2019	2018	2017	2016[1]	2015[1]
Net asset value, beginning of period	$1.0005	$1.0005	$1.0004	$1.0000	$1.00	$1.00
Net investment income	0.0114	0.0189	0.0096	0.0029	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0000 [3]	0.0001	0.0004	0.00 [2]	0.00 [2]

Total from investment operations	0.0114	0.0189	0.0097	0.0033	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0114)	(0.0189)	(0.0096)	(0.0029)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0005	$1.0005	$1.0005	$1.0004	$1.00	$1.00
Total return[4]	1.14%	1.91%	0.97%	0.33%	0.03%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.37%	0.38%	0.36%	0.35%	0.35%
Net expenses	0.33%	0.33%	0.33%	0.33%	0.26%	0.19%
Net investment income	2.28%	1.90%	0.96%	0.26%	0.03%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$111,951	$136,126	$109,551	$118,548	$297,396	$396,339

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2019	2018	2017	2016[1]	2015[1]
Net asset value, beginning of period	$1.0005	$1.0005	$1.0004	$1.0000	$1.00	$1.00
Net investment income	0.0120	0.0202	0.0109	0.0043	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0000 [3]	0.0001	0.0003	0.00 [2]	0.00 [2]

Total from investment operations	0.0120	0.0202	0.0110	0.0046	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0120)	(0.0202)	(0.0109)	(0.0042)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0005	$1.0005	$1.0005	$1.0004	$1.00	$1.00
Total return[4]	1.21%	2.04%	1.10%	0.46%	0.09%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.25%	0.26%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.19%
Net investment income	2.43%	2.01%	1.08%	0.37%	0.10%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$639,935	$517,981	$639,823	$756,218	$5,027,125	$4,320,392

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SELECT CLASS		2019	2018	2017	2016[1]	2015[1]
Net asset value, beginning of period	$1.0005	$1.0005	$1.0004	$1.0000	$1.00	$1.00
Net investment income	0.0124	0.0209	0.0116	0.0049	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0000 [3]	0.0001	0.0004	0.00 [2]	0.00 [2]

Total from investment operations	0.0124	0.0209	0.0117	0.0053	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0124)	(0.0209)	(0.0116)	(0.0049)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0005	$1.0005	$1.0005	$1.0004	$1.00	$1.00
Total return[4]	1.24%	2.11%	1.17%	0.53%	0.16%	0.07%
Ratios to average net assets (annualized)
Gross expenses	0.20%	0.21%	0.22%	0.19%	0.19%	0.19%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	2.50%	2.08%	1.14%	0.44%	0.16%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$742,598	$735,332	$717,508	$873,167	$5,595,704	$5,889,779

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SERVICE CLASS		2019	2018	2017	2016[1]	2015[1]
Net asset value, beginning of period	$1.0006	$1.0006	$1.0005	$1.0000	$1.00	$1.00
Net investment income	0.0104	0.0171	0.0079	0.0011	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0001	0.0001	0.0006	0.00 [2]	0.00 [2]

Total from investment operations	0.0105	0.0172	0.0080	0.0017	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0105)	(0.0172)	(0.0079)	(0.0012)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0006	$1.0006	$1.0006	$1.0005	$1.00	$1.00
Total return[3]	1.06%	1.73%	0.80%	0.17%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.54%	0.55%	0.52%	0.52%	0.52%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.28%	0.19%
Net investment income	2.08%	1.71%	0.78%	0.08%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$107,342	$150,471	$187,635	$189,632	$1,237,014	$1,438,336

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  19

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

20  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2019, the aggregate cost of all investments for federal income tax purposes was $1,599,909,836 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$165,092

Gross unrealized losses	(16,390)

Net unrealized gains	$148,702

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Institutional Money Market Funds  |  21

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Certificates of deposit	$0	$357,009,099	$0	$357,009,099

Commercial paper	0	617,825,493	0	617,825,493

Municipal obligations	0	177,615,380	0	177,615,380

Non-agency mortgage-backed securities	0	4,006,416	0	4,006,416

Other instruments	0	63,602,150	0	63,602,150

Other notes	0	19,000,000	0	19,000,000

Repurchase agreements	0	361,000,000	0	361,000,000

Total assets	$0	$1,600,058,538	$0	$1,600,058,538

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended July 31, 2019, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

22  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Administrator Class	0.10%

Institutional Class	0.08

Select Class	0.04

Service Class	0.12

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.33% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares and 0.50% for Service Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Administrator Class and Service Class of the Fund are charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

Institutional Money Market Funds  |  23

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

24  |  Institutional Money Market Funds

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Institutional Money Market Funds  |  25

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Institutional Money Market Funds

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Institutional Money Market Funds  |  27

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Cash Investment Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Cash Investment Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement (the “WellsCap Sub-Advisory Agreement”) with Wells Capital Management Incorporated (“WellsCap”); and (iii) an investment sub-advisory agreement (the “WellsCap Singapore Sub-Advisory Agreement,” and together with the WellsCap Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with Wells Capital Management Singapore (together with WellsCap, each a “Sub-Adviser” and collectively, the “Sub-Advisers”), each an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Advisers, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

28  |  Institutional Money Market Funds

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than, equal to or in range of the average investment performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups for each share class. The Board noted that the net operating expense ratio caps for the Fund’s Administrator Class would be reduced.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by either of the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Institutional Money Market Funds  |  29

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

30  |  Institutional Money Market Funds

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

405488 09-19

SA302/SAR302 07-19

Semi-Annual Report

July 31, 2019

Institutional Money Market Funds

∎	Wells Fargo Heritage Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Institutional Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Heritage Money Market Fund for the six-month period that ended July 31, 2019. Global stock and bond investors enjoyed gains that came amid continued concerns about global economic growth, international trade, geopolitical tensions, and bouts of market volatility. These concerns grew more intense as the period closed.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 11.32% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 4.34%. The MSCI EM Index (Net)3 inched higher by 0.44%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.23%, the Bloomberg Barclays Global Aggregate ex-USD Index5 added 2.33%, the Bloomberg Barclays Municipal Bond Index6 gained 5.15%, and the ICE BofAML U.S. High Yield Index7 added 5.86%.

Concerns for slowing global growth reemerge during the first quarter of 2019.

After the S&P 500 Index’s best monthly performance in 30 years during January and positive returns for other major indices across major asset classes, signs of slowing global growth grew more ominous in February. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, a combination of dovish U.S. Federal Reserve (Fed) sentiment and steady, if not spectacular, U.S. economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth. During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. GDP of an annualized rate of 3.2%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Institutional Money Market Funds

Letter to shareholders (unaudited)

During May 2019, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs.

President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Despite the accommodative approach of central banks, investors continued to have misgivings about the durability of economic growth globally and a pervasively cautious tone influenced the world’s equity and fixed-income markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May 2019, markets tumbled on mixed investment signals.”

“In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Institutional Money Market Funds  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®‡

Jeffrey L. Weaver, CFA®‡

Laurie White

Average annual total returns (%) as of July 31, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Administrator Class (SHMXX)	6-29-1995	2.21	0.87	0.44	0.36	0.33

Institutional Class (SHIXX)	3-31-2000	2.36	0.97	0.52	0.24	0.20

Select Class (WFJXX)	6-29-2007	2.43	1.04	0.59	0.20	0.13

Service Class (WHTXX)[3]	6-30-2010	2.12	0.80	0.41	0.53	0.43

Yield summary (%) as of July 31, 20192

	Administrator Class	Institutional Class	Select Class	Service Class

7-day current yield	2.18	2.31	2.38	2.08

7-day compound yield	2.20	2.33	2.40	2.10

30-day simple yield	2.20	2.33	2.40	2.10

30-day compound yield	2.23	2.36	2.43	2.12

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

4  |  Institutional Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2019[4]

Effective maturity distribution as of July 31, 2019[4]

Weighted average maturity as of July 31, 2019[5]

27 days

Weighted average life as of July 31, 2019[6]

71 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[2]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 2.16%, 2.28%, 2.32%, and 2.06% for Administrator Class, Institutional Class, Select Class, and Service Class respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Service Class shares prior to their inception reflects the performance of Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to Service Class shares. If these expenses had been adjusted, returns for Service Class shares would be lower.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Institutional Money Market Funds  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2019 to July 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2019	Ending account value 7-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Administrator Class

Actual	$1,000.00	$1,011.41	$1.65	0.33%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66	0.33%

Institutional Class

Actual	$1,000.00	$1,012.06	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%

Select Class

Actual	$1,000.00	$1,012.41	$0.65	0.13%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%

Service Class

Actual	$1,000.00	$1,010.91	$2.14	0.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16	0.43%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of Deposit: 24.60%

ABN Amro Bank NV	2.46%	10-7-2019	$77,000,000	$77,036,439

ABN Amro Bank NV	2.59	9-6-2019	126,000,000	126,048,632

Bank of Montreal (3 Month LIBOR +0.06%) ±	2.50	3-12-2020	39,000,000	39,002,195

Bank of Montreal (1 Month LIBOR +0.18%) ±	2.57	4-3-2020	32,000,000	32,002,436

Bank of Montreal (1 Month LIBOR +0.22%) ±	2.58	10-4-2019	40,000,000	40,008,237

Bank of Montreal (1 Month LIBOR +0.18%) ±	2.58	5-1-2020	58,000,000	58,008,566

Bank of Montreal (3 Month LIBOR +0.22%) ±	2.67	12-10-2019	61,000,000	61,043,129

Bank of Nova Scotia (1 Month LIBOR +0.14%) ±	2.38	1-27-2020	40,000,000	40,001,331

Bank of Nova Scotia (3 Month LIBOR +0.05%) ±	2.38	4-3-2020	55,000,000	55,003,434

Bank of Nova Scotia (3 Month LIBOR +0.10%) ±	2.51	9-16-2019	20,000,000	20,002,572

Bank of Nova Scotia (1 Month LIBOR +0.20%) ±	2.53	8-14-2019	40,000,000	40,002,132

Canadian Imperial Bank (1 Month LIBOR +0.18%) ±	2.54	4-6-2020	35,000,000	35,004,740

Canadian Imperial Bank (3 Month LIBOR +0.19%) ±	2.46	1-30-2020	60,000,000	60,044,309

Canadian Imperial Bank (1 Month LIBOR +0.18%) ±	2.54	5-4-2020	45,000,000	45,005,999

Canadian Imperial Bank (1 Month LIBOR +0.18%) ±	2.58	5-1-2020	40,000,000	40,006,050

China Construction Bank Corporation (3 Month LIBOR +0.10%) ±	2.38	1-24-2020	95,000,000	94,999,814

Cooperatieve Rabobank UA (1 Month LIBOR +0.19%) ±	2.46	5-20-2020	63,000,000	62,994,998

Cooperatieve Rabobank UA (1 Month LIBOR +0.14%) ±	2.50	11-7-2019	59,000,000	59,007,740

Credit Agricole Corporate & Investment Bank (3 Month LIBOR +0.08%) ±	2.47	12-20-2019	38,000,000	37,999,823

Credit Industriel et Commercial NY (1 Month LIBOR +0.22%) ±	2.49	4-24-2020	40,000,000	40,005,364

Credit Suisse NY (1 Month LIBOR +0.22%) ±	2.58	12-9-2019	37,000,000	37,012,401

DNB Bank ASA (1 Month LIBOR +0.10%) ±	2.47	9-9-2019	80,000,000	80,001,110

DZ Bank AG Deutsche Zentrall-Genossenschaftsbank (z)	2.36	10-29-2019	40,000,000	39,767,361

HSBC Bank USA NA (3 Month LIBOR +0.13%) ±	2.69	8-9-2019	25,000,000	25,000,618

Mizuho Bank Limited (1 Month LIBOR +0.16%) ±	2.40	8-27-2019	40,000,000	40,001,303

Mizuho Bank Limited (1 Month LIBOR +0.14%) ±	2.50	11-8-2019	80,000,000	80,007,786

Mizuho Bank Limited (1 Month LIBOR +0.16%) ±	2.53	9-12-2019	49,000,000	49,004,839

Mizuho Bank Limited (z)	2.43	9-11-2019	28,000,000	27,927,342

Mizuho Bank Limited (1 Month LIBOR +0.15%) ±	2.45	11-18-2019	45,000,000	45,003,087

MUFG Bank Limited (3 Month LIBOR +0.18%) ±	2.70	2-27-2020	39,000,000	39,013,049

MUFG Bank Limited (3 Month LIBOR +0.14%) ±	2.70	5-11-2020	43,000,000	42,999,958

Natixis NY (1 Month LIBOR +0.16%) ±	2.42	12-23-2019	40,000,000	40,004,793

Norinchukin Bank	2.20	2-4-2020	30,000,000	29,998,000

Norinchukin Bank	2.52	8-9-2019	42,100,000	42,103,041

Norinchukin Bank	2.54	8-1-2019	45,000,000	45,000,405

Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.10%) ±	2.37	10-25-2019	38,000,000	38,001,370

Oversea-Chinese Banking Corporation Limited (1 Month LIBOR +0.20%) ±	2.50	9-19-2019	32,000,000	32,005,077

Skandinaviska Enskilda Bank AB (1 Month LIBOR +0.13%) ±	2.50	9-12-2019	59,000,000	59,003,718

Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.14%) ±	2.50	11-5-2019	80,000,000	80,009,682

Sumitomo Mitsui Trust Bank Limited (1 Month LIBOR +0.12%) ±	2.38	10-23-2019	40,000,000	40,002,979

Sumitomo Mitsui Trust NY	2.25	1-9-2020	70,000,000	70,005,585

Sumitomo Mitsui Trust NY	2.25	1-13-2020	35,000,000	35,002,772

Svenska Handelsbanken (3 Month LIBOR +0.27%) ±	2.55	10-21-2019	35,000,000	35,017,672

Svenska Handelsbanken (3 Month LIBOR +0.15%) ±	2.47	10-2-2019	58,000,000	58,014,224

Svenska Handelsbanken (1 Month LIBOR +0.22%) ±	2.48	7-22-2020	60,000,000	60,005,618

Total Certificates of Deposit (Cost $2,232,804,861)				2,233,141,730

Commercial Paper: 42.71%

Asset-Backed Commercial Paper: 26.00%

Albion Capital Corporation (z)	2.30	9-30-2019	22,000,000	21,915,379

Alpine Securitization (1 Month LIBOR +0.15%) 144A±	2.55	3-2-2020	59,000,000	59,000,004

Anglesea Funding LLC (1 Month LIBOR +0.18%) 144A±	2.48	10-15-2019	20,000,000	20,000,416

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  7

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-Backed Commercial Paper (continued)

Anglesea Funding LLC (1 Month LIBOR +0.18%) 144A±	2.51%	10-11-2019	$38,000,000	$38,007,565

Anglesea Funding LLC (1 Month LIBOR +0.17%) 144A±	2.43	12-23-2019	80,000,000	79,999,987

Anglesea Funding LLC (1 Month LIBOR +0.18%) 144A±	2.58	12-27-2019	59,000,000	59,001,828

Antalis SA 144A(z)	2.37	10-2-2019	11,560,000	11,513,532

Antalis US Funding Corporation 144A(z)	2.44	8-20-2019	38,000,000	37,950,537

Atlantic Asset Securitization Corporation (1 Month LIBOR +0.12%) 144A±	2.39	8-21-2019	59,000,000	59,000,571

Bedford Row Funding Corporation (1 Month LIBOR +0.24%) 144A±	2.50	7-20-2020	39,000,000	39,011,517

Bedford Row Funding Corporation (1 Month LIBOR +0.15%) 144A±	2.54	2-3-2020	20,000,000	19,997,712

Bedford Row Funding Corporation (3 Month LIBOR +0.22%) 144A±	2.55	1-3-2020	50,000,000	50,037,489

Chesham Finance Limited 144A(z)	2.50	8-1-2019	35,000,000	34,997,630

Chesham Finance Limited 144A(z)	2.50	8-1-2019	76,000,000	75,994,853

Chesham Finance Limited 144A(z)	2.50	8-1-2019	20,000,000	19,998,646

Collateralized Commercial Paper FLEX Company LLC (1 Month LIBOR +0.20%) 144A±	2.46	6-23-2020	17,000,000	17,000,424

Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.27%) 144A±	2.57	1-8-2020	62,000,000	62,056,078

Collateralized Commercial Paper II Company LLC (3 Month LIBOR +0.26%) 144A±	2.59	12-31-2019	61,000,000	61,059,825

Concord Minutemen Capital Company 144A(z)	2.43	8-2-2019	15,000,000	14,997,974

Concord Minutemen Capital Company 144A(z)	2.70	8-1-2019	20,395,000	20,393,619

Crown Point Capital Company (1 Month LIBOR +0.18%) 144A±	2.56	1-6-2020	104,000,000	104,016,810

Crown Point Capital Company (1 Month LIBOR +0.20%) 144A±	2.56	11-4-2019	84,000,000	84,017,078

Glencove Funding LLC (1 Month LIBOR +0.18%) 144A±	2.49	2-11-2020	62,000,000	62,010,645

Great Bridge Capital Company LLC 144A(z)	2.47	10-3-2019	42,000,000	41,822,442

Great Bridge Capital Company LLC 144A(z)	2.48	10-8-2019	43,000,000	42,803,189

Great Bridge Capital Company LLC 144A(z)	2.48	10-10-2019	18,000,000	17,915,084

Great Bridge Capital Company LLC 144A(z)	2.48	9-4-2019	42,000,000	41,902,899

Great Bridge Capital Company LLC 144A(z)	2.48	8-5-2019	35,000,000	34,988,236

Great Bridge Capital Company LLC 144A(z)	2.51	8-19-2019	9,000,000	8,988,795

Great Bridge Capital Company LLC 144A(z)	2.70	8-1-2019	21,000,000	20,998,577

Institutional Secured Funding LLC 144A(z)	2.54	8-1-2019	98,000,000	97,993,363

Institutional Secured Funding LLC 144A(z)	2.54	8-2-2019	143,000,000	143,009,837

Kells Funding LLC 144A(z)	2.39	9-11-2019	60,000,000	59,842,640

Kells Funding LLC 144A(z)	2.52	8-19-2019	34,000,000	33,959,177

Kells Funding LLC 144A(z)	2.55	8-7-2019	20,000,000	19,990,939

Kells Funding LLC 144A(z)	2.61	9-19-2019	37,000,000	36,884,889

Legacy Capital Company 144A(z)	2.35	8-23-2019	16,194,000	16,169,800

Lexington Parker Capital Company LLC 144A(z)	2.57	8-7-2019	12,000,000	11,994,703

LMA Americas LLC 144A(z)	2.20	1-27-2020	20,000,000	19,790,000

LMA Americas LLC 144A(z)	2.20	1-28-2020	20,000,000	19,789,034

Manhattan Asset Funding Company LLC 144A(z)	2.35	8-19-2019	16,000,000	15,980,451

Manhattan Asset Funding Company LLC 144A(z)	2.40	9-13-2019	38,000,000	37,894,292

Mountcliff Funding LLC (1 Month LIBOR +0.20%) 144A±	2.43	4-24-2020	110,000,000	110,000,000

Mountcliff Funding LLC 144A(z)	2.48	8-1-2019	118,000,000	117,992,009

Nieuw Amsterdam Receivables Corporation 144A(z)	2.22	1-9-2020	22,000,000	21,782,596

Regency Markets No.1 LLC 144A(z)	2.35	8-19-2019	55,722,000	55,653,036

Regency Markets No.1 LLC 144A(z)	2.42	8-14-2019	74,844,000	74,775,426

Regency Markets No.1 LLC 144A(z)	2.43	8-15-2019	26,631,000	26,604,924

Versailles CDS LLC (1 Month LIBOR +0.20%) 144A±	2.47	9-20-2019	38,000,000	38,004,028

Victory Receivables 144A(z)	2.45	8-6-2019	39,000,000	38,984,491

White Plains Capital 144A(z)	2.48	10-4-2019	41,000,000	40,817,151

White Plains Capital 144A(z)	2.64	9-4-2019	44,000,000	43,893,997

White Plains Capital 144A(z)	2.69	8-20-2019	17,000,000	16,976,323

				2,360,182,447

The accompanying notes are an integral part of these financial statements.

8  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial Company Commercial Paper: 12.67%

Banco De Credito E Inversiones 144A(z)	2.44%	9-23-2019	$12,000,000	$11,956,404

Banco De Credito E Inversiones 144A(z)	2.44	9-24-2019	27,000,000	26,900,092

Banco De Credito E Inversiones 144A(z)	2.52	10-8-2019	65,000,000	64,695,519

Banco De Credito E Inversiones 144A(z)	2.54	10-2-2019	101,000,000	100,570,851

Banco De Credito E Inversiones 144A(z)	2.57	9-25-2019	40,000,000	39,849,360

Banco Santander Chile 144A(z)	2.53	8-23-2019	19,000,000	18,970,138

Commonwealth Bank of Australia (1 Month LIBOR +0.17%) 144A±	2.57	4-2-2020	35,000,000	34,998,965

Commonwealth Bank of Australia (1 Month LIBOR +0.21%) 144A±	2.54	9-16-2019	43,000,000	43,007,120

Commonwealth Bank of Australia (3 Month LIBOR +0.45%) 144A±	2.90	3-10-2020	20,757,000	20,805,292

Commonwealth Bank of Australia (3 Month LIBOR +0.60%) 144A±	3.02	12-19-2019	40,000,000	40,090,005

DBS Bank Limited 144A(z)	2.27	12-3-2019	48,000,000	47,654,167

DBS Bank Limited 144A(z)	2.27	2-28-2020	43,000,000	42,472,538

DBS Bank Limited 144A(z)	2.30	11-22-2019	47,000,000	46,684,771

National Australia Bank Limited (1 Month LIBOR +0.16%) 144A±	2.46	5-19-2020	20,000,000	19,997,414

National Australia Bank Limited (1 Month LIBOR +0.13%) 144A±	2.49	2-7-2020	40,000,000	40,001,742

National Australia Bank Limited (1 Month LIBOR +0.20%) 144A±	2.60	8-2-2019	40,000,000	40,000,404

Ontario Teachers Finance Trust 144A(z)	2.10	3-12-2020	46,000,000	45,429,313

Ontario Teachers Finance Trust 144A(z)	2.20	3-6-2020	10,000,000	9,878,151

Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.03%) 144A±	2.50	12-6-2019	38,000,000	37,999,841

Oversea-Chinese Banking Corporation Limited (3 Month LIBOR +0.04%) 144A±	2.56	2-18-2020	40,000,000	39,999,888

Sumitomo Mitsui Trust Bank 144A(z)	2.37	10-18-2019	21,000,000	20,896,174

Sumitomo Mitsui Trust Bank Limited 144A(z)	2.40	9-30-2019	10,000,000	9,962,028

Toronto Dominion Bank 144A(z)	2.28	8-7-2019	55,000,000	54,974,761

Toronto Dominion Bank (3 Month LIBOR +0.08%) ±	2.60	8-16-2019	47,000,000	47,001,618

Toronto Dominion Bank (3 Month LIBOR +0.21%) 144A±	2.68	12-6-2019	87,000,000	87,056,615

Toronto Dominion Bank (1 Month LIBOR +0.37%) 144A±	2.73	11-7-2019	40,000,000	40,029,783

Westpac Banking Corporation (1 Month LIBOR +0.21%) 144A±	2.51	9-19-2019	55,000,000	55,009,489

Westpac Banking Corporation (3 Month LIBOR +0.07%) 144A±	2.65	8-2-2019	63,000,000	63,000,000

				1,149,892,443

Other Commercial Paper: 4.04%

Export Development Corporation (z)	2.29	12-17-2019	33,200,000	32,928,111

Oesterreichische National Bank (z)	2.23	1-10-2020	39,000,000	38,638,181

Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.34	9-23-2019	28,000,000	27,900,692

Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.35	9-19-2019	15,000,000	14,950,794

Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.35	9-20-2019	5,000,000	4,983,265

Salt River Project Agricultural Improvement & Power District Subordinated Series D1 (z)	2.46	8-14-2019	27,700,000	27,673,979

Toyota Credit Canada Incorporated (1 Month LIBOR +0.17%) ±	2.57	1-27-2020	42,000,000	42,007,654

Toyota Finance Australia Limited (1 Month LIBOR +0.17%) ±	2.50	12-6-2019	39,000,000	39,006,210

Toyota Motor Credit Corporation (z)	2.38	11-18-2019	60,000,000	59,564,217

Toyota Motor Credit Corporation (1 Month LIBOR +0.16%) ±	2.52	2-27-2020	40,000,000	39,997,066

Toyota Motor Credit Corporation (3 Month LIBOR +0.07%) ±	2.59	5-22-2020	39,000,000	39,002,980

				366,653,149

Total Commercial Paper (Cost $3,876,174,740)				3,876,728,039

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  9

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 9.08%

California: 0.64%

Other Municipal Debt: 0.64%

Los Angeles Metro Transportation (Transportation Revenue)	2.35%	9-23-2019	$13,500,000	$13,498,784

State of California (GO Revenue)	2.48	8-12-2019	44,650,000	44,653,335

				58,152,119

Colorado: 1.45%

Variable Rate Demand Notes ø: 1.45%

Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	2.47	5-1-2052	90,915,000	90,915,000

Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	2.47	1-1-2027	41,040,000	41,040,000

				131,955,000

Georgia: 0.13%

Other Municipal Debt: 0.08%

Municipal Electric Authority of Georgia (Utility Revenue)	2.45	8-15-2019	7,007,000	7,007,048

Variable Rate Demand Note ø: 0.05%

Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development LOC)	2.50	12-1-2022	5,000,000	5,000,000

Kentucky: 0.17%

Variable Rate Demand Notes ø: 0.17%

Kentucky Housing Corporation Series O (Housing Revenue, Kentucky Housing Corporation SPA)	2.20	1-1-2036	10,220,000	10,220,000

Kentucky Housing Corporation Series T (Housing Revenue, Kentucky Housing Corporation SPA)	2.20	7-1-2037	5,140,000	5,140,000

				15,360,000

Louisiana: 0.18%

Variable Rate Demand Note ø: 0.18%

East Baton Rouge Parish LA Sewerage Commission Revenue Series 2016-XFT904 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	2.38	2-1-2045	16,280,000	16,280,000

Missouri: 0.05%

Variable Rate Demand Note ø: 0.05%

Bridgeton MO IDA Stolze Printing (Industrial Development Revenue, Carrollton Bank LOC)	2.44	12-1-2047	4,800,000	4,800,000

New Hampshire: 0.94%

Variable Rate Demand Notes ø: 0.94%

National Finance Authority New Hampshire (Industrial Development Revenue, Kookmin Bank LOC) 144A	2.51	7-1-2029	20,000,000	20,000,000

New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	2.51	10-1-2028	65,000,000	65,000,000

				85,000,000

The accompanying notes are an integral part of these financial statements.

10  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.47%

Variable Rate Demand Notes ø: 0.47%

Jets Stadium Development Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	2.40%	4-1-2047	$42,555,000	$42,555,000

New York: 1.56%

Variable Rate Demand Notes ø: 1.56%

New York Dormitory Authority Personal Income Tax Revenue Series XFT910 (Tax Revenue, Citibank NA LIQ) 144A	2.45	3-15-2040	12,000,000	12,000,000

New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	2.40	3-15-2040	16,000,000	16,000,000

New York HFA 572 11th Avenue Series A (Housing Revenue, Bank of China LOC)	2.48	11-1-2049	18,650,000	18,650,000

New York HFA Manhattan West Residential Housing Project Series B-1 (Housing Revenue, Bank of China LOC)	2.48	11-1-2049	23,000,000	23,000,000

New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.32	11-1-2049	18,425,000	18,425,000

New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	2.43	11-1-2049	37,250,000	37,250,000

New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	2.45	6-15-2044	16,000,000	16,000,000

				141,325,000

Other: 3.49%

Variable Rate Demand Notes ø: 3.49%

FHLMC MFHR Series M004 Class A (Housing Revenue, FHLMC LIQ)	2.36	1-15-2042	39,124,516	39,124,516

FHLMC MFHR Series M011 Class A (Housing Revenue, FHLMC LIQ)	2.36	8-15-2021	165,000	165,000

Fortenbery Children 2017 Irrevocable Trust (Miscellaneous Revenue, FHLB LOC)	2.43	5-1-2037	12,275,000	12,275,000

Providence St. Joseph Health & Services (Health Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)	2.40	10-1-2047	53,000,000	53,000,000

Providence St. Joseph Health Obligation Series 12E (Health Revenue, U.S. Bank NA LOC)	2.38	10-1-2042	68,260,000	68,260,000

SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	2.43	6-1-2035	13,000,000	13,000,000

Steadfast Crestavilla LLC Series A (Health Revenue, American AgCredit LOC)	2.44	2-1-2056	33,320,000	33,320,000

Steadfast Crestavilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	2.44	2-1-2056	22,040,000	22,040,000

Taxable Municipal Funding Trust (GO Revenue, Barclays Bank plc LOC) 144A	2.61	9-1-2027	76,000,000	76,000,000

				317,184,516

Total Municipal Obligations (Cost $824,616,516)				824,618,683

Non-Agency Mortgage-Backed Securities: 0.28%

Pepper Residential Securities Trust Series 20A Class A1U2 (1 Month LIBOR +0.32%) 144A±	2.65	3-16-2020	25,000,000	25,040,099

Total Non-Agency Mortgage-Backed Securities (Cost $25,000,000)				25,040,099

Other Instruments: 4.18%

Altoona Blair County Development Corporation 144A§øø	2.39	9-1-2038	14,850,000	14,850,000

Altoona Blair County Development Corporation 144A§øø	2.39	9-1-2038	32,000,000	32,000,000

ASC Mercer Island LLC §øø	2.44	6-1-2057	33,000,000	33,000,000

Gerald J Rubin Special Trust Secured §øø	2.45	12-1-2048	14,215,000	14,215,000

Invesco Dynamic Credit Opportunities Fund Series W-7 §	2.50	6-1-2028	55,000,000	55,000,000

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  11

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Other Instruments (continued)

Jefferson at Stadium Park-Phase A Owner Series A §øø	2.44%	2-1-2057	$47,000,000	$47,000,000

Jefferson at Stadium Park-Phase B Owner Series B §øø	2.44	2-1-2057	16,750,000	16,750,000

Keep Memory Alive §øø	2.40	5-1-2037	18,220,000	18,220,000

La Mesa Senior Living LP Secured §	2.44	8-1-2057	25,925,000	25,925,000

Mitsubishi UFJ Trust and Banking Corporation 144A	2.45	10-16-2019	12,000,000	12,001,538

Opus Group AB §øø	2.57	10-1-2032	25,000,000	25,000,000

Opus Inspection Incorporated §øø	2.57	1-1-2034	28,000,000	28,000,000

ROC III CA Crossings Chino Hills LLC Series A §øø	2.44	1-1-2057	34,000,000	34,000,000

ROC III CA Crossings Chino Hills LLC Series B §øø	2.44	1-1-2057	24,000,000	24,000,000

Total Other Instruments (Cost $379,951,582)				379,961,538

Other Notes: 1.06%

Corporate Bonds and Notes: 1.06%

Cellmark Incorporated Secured §øø	2.57	6-1-2038	96,000,000	96,000,000

Total Other Notes (Cost $96,000,000)				96,000,000

Repurchase Agreements^^: 17.82%

Bank of America Corporation, dated 7-31-2019, maturity value $381,977,161 (1)	2.56	8-1-2019	381,950,000	381,950,000

Bank of America Corporation, dated 7-31-2019, maturity value $81,205,774 (2)	2.56	8-1-2019	81,200,000	81,200,000

Bank of Montreal, dated 7-31-2019, maturity value $500,035,417 (3)	2.55	8-1-2019	500,000,000	500,000,000

Bank of Nova Scotia, dated 7-31-2019, maturity value $345,024,342 (4)	2.54	8-1-2019	345,000,000	345,000,000

Credit Agricole SA, dated 7-31-2019, maturity value $145,046,722 (5)	2.32	8-5-2019	145,000,000	145,000,000

Credit Agricole SA, dated 7-31-2019, maturity value $165,062,700 (6)	2.28	8-6-2019	165,000,000	165,000,000

Total Repurchase Agreements (Cost $1,618,150,000)				1,618,150,000

Total investments in securities (Cost $9,052,697,698)	99.73%	9,053,640,089

Other assets and liabilities, net	0.27	24,775,614

Total net assets	100.00%	$9,078,415,703

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1) U.S. government securities, 3.00% to 3.50%, 3-20-2045 to 1-20-2047, fair value including accrued interest is $393,408,500.

(2) U.S. government securities, 4.00% to 4.50%, 1-1-2049 to 5-1-2049, fair value including accrued interest is $83,636,000.

(3) U.S. government securities, 2.19% to 5.00%, 3-10-2023 to 10-20-2068, fair value including accrued interest is $514,998,695.

(4) U.S. government securities, 2.40% to 6.50%, 11-1-2020 to 8-1-2049, fair value including accrued interest is $355,350,000.

(5) U.S. government securities, 2.50% to 6.00%, 1-1-2027 to 6-20-2049, fair value including accrued interest is $149,350,000.

(6) U.S. government securities, 3.00% to 5.00%, 3-15-2038 to 3-20-2049, fair value including accrued interest is $169,950,000.

The accompanying notes are an integral part of these financial statements.

12  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

Abbreviations:

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HFA	Housing Finance Authority

IDA	Industrial Development Authority

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

ROC	Reset option certificates

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  13

Statement of assets and liabilities—July 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $7,434,547,698)	$7,435,490,089
Investments in repurchase agreements, at value (cost $1,618,150,000)	1,618,150,000
Cash	37,811
Receivable for investments sold	17,869,844
Receivable for Fund shares sold	500,175
Receivable for interest	12,564,168
Prepaid expenses and other assets	136,924

Total assets	9,084,749,011

Liabilities
Custodian and accounting fees payable	2,643,134
Dividends payable	2,118,930
Management fee payable	739,371
Administration fees payable	376,470
Payable for Fund shares redeemed	5,000
Trustees’ fees and expenses payable	2,695
Accrued expenses and other liabilities	447,708

Total liabilities	6,333,308

Total net assets	$9,078,415,703

Net assets consist of
Paid-in capital	$9,077,758,047
Total distributable earnings	657,656

Total net assets	$9,078,415,703

Computation of net asset value per share
Net assets – Administrator Class	$112,809,993
Shares outstanding – Administrator Class[1]	112,764,024
Net asset value per share – Administrator Class	$1.0004
Net assets – Institutional Class	$1,556,739,904
Shares outstanding – Institutional Class[1]	1,556,169,675
Net asset value per share – Institutional Class	$1.0004
Net assets – Select Class	$7,348,389,689
Shares outstanding – Select Class[1]	7,344,943,767
Net asset value per share – Select Class	$1.0005
Net assets – Service Class	$60,476,117
Shares outstanding – Service Class[1]	60,453,525
Net asset value per share – Service Class	$1.0004

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14  |  Institutional Money Market Funds

Statement of operations—six months ended July 31, 2019 (unaudited)

Investment income
Interest	$114,194,053

Expenses
Management fee	6,353,846
Administration fees
Administrator Class	57,292
Institutional Class	612,888
Select Class	1,403,310
Service Class	35,619
Shareholder servicing fees
Administrator Class	57,292
Service Class	70,034
Professional fees	31,350
Shareholder report expenses	10,860
Trustees’ fees and expenses	8,319
Other fees and expenses	237

Total expenses	8,641,047
Less: Fee waivers and/or expense reimbursements	(2,231,374)

Net expenses	6,409,673

Net investment income	107,784,380

Realized and unrealized gains (losses) on investments
Net realized gains on investments	10,574
Net change in unrealized gains (losses) on investments	4,885

Net realized and unrealized gains (losses) on investments	15,459

Net increase in net assets resulting from operations	$107,799,839

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  15

Statement of changes in net assets

	Six months ended July 31, 2019 (unaudited)		Year ended January 31, 2019

Operations
Net investment income		$107,784,380		$159,851,992
Net realized gains on investments		10,574		56,876
Net change in unrealized gains (losses) on investments		4,885		431,979

Net increase in net assets resulting from operations		107,799,839		160,340,847

Distributions to shareholders from net investment income and net realized gains
Administrator Class		(1,311,188)		(1,895,476)
Institutional Class		(18,538,979)		(28,249,539)
Select Class		(87,283,087)		(128,601,249)
Service Class		(650,758)		(1,105,728)

Total distributions to shareholders		(107,784,012)		(159,851,992)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	184,278,782	184,355,909	211,434,343	211,501,197
Institutional Class	3,716,585,730	3,718,072,364	9,160,087,234	9,162,659,933
Select Class	20,778,747,834	20,789,137,208	35,980,466,135	35,993,622,643
Service Class	100,617,013	100,657,260	239,534,792	239,602,726

		24,792,222,741		45,607,386,499

Reinvestment of distributions
Administrator Class	1,223,761	1,224,286	1,713,630	1,714,172
Institutional Class	16,720,108	16,726,796	23,610,733	23,617,570
Select Class	71,692,888	71,728,735	104,456,935	104,496,372
Service Class	453,860	454,041	835,422	835,654

		90,133,858		130,663,768

Payment for shares redeemed
Administrator Class	(165,372,789)	(165,442,523)	(213,025,903)	(213,088,180)
Institutional Class	(3,750,018,331)	(3,751,518,338)	(8,715,286,298)	(8,717,706,523)
Select Class	(19,961,829,253)	(19,971,810,168)	(35,343,945,454)	(35,356,866,490)
Service Class	(110,918,058)	(110,962,425)	(231,465,196)	(231,531,059)

		(23,999,733,454)		(44,519,192,252)

Net increase in net assets resulting from capital share transactions		882,623,145		1,218,858,015

Total increase in net assets		882,638,972		1,219,346,870

Net assets
Beginning of period		8,195,776,731		6,976,429,861

End of period		$9,078,415,703		$8,195,776,731

The accompanying notes are an integral part of these financial statements.

16  |  Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2019	2018	2017	2016[1]	2015[1]
Net asset value, beginning of period	$1.0004	$1.0003	$1.0003	$1.0000	$1.00	$1.00
Net investment income	0.0114	0.0188	0.0096	0.0028	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0001	0.0000 [3]	0.0003	0.00 [2]	0.00 [2]

Total from investment operations	0.0114	0.0189	0.0096	0.0031	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0114)	(0.0188)	(0.0096)	(0.0028)	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	0.0000	(0.0000)[3]	0.0000	0.00	0.00

Total distributions to shareholders	(0.0114)	(0.0188)	(0.0096)	(0.0028)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0004	$1.0004	$1.0003	$1.0003	$1.00	$1.00
Total return[4]	1.14%	1.91%	0.96%	0.31%	0.03%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.36%	0.40%	0.35%	0.34%	0.34%
Net expenses	0.33%	0.33%	0.32%	0.33%	0.25%	0.19%
Net investment income	2.29%	1.87%	0.96%	0.24%	0.03%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$112,810	$92,671	$92,542	$82,591	$258,152	$312,748

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2019	2018	2017	2016[1]	2015[1]
Net asset value, beginning of period	$1.0004	$1.0003	$1.0003	$1.0000	$1.00	$1.00
Net investment income	0.0120	0.0202	0.0108	0.0039	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0000 [3]	0.0000 [3]	0.0005	0.00 [2]	0.00 [2]

Total from investment operations	0.0120	0.0202	0.0108	0.0044	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0120)	(0.0201)	(0.0108)	(0.0041)	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	0.0000	(0.0000)[3]	0.0000	0.00	0.00

Total distributions to shareholders	(0.0120)	(0.0201)	(0.0108)	(0.0041)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0004	$1.0004	$1.0003	$1.0003	$1.00	$1.00
Total return[4]	1.21%	2.04%	1.09%	0.44%	0.08%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.24%	0.28%	0.23%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.19%
Net investment income	2.42%	2.03%	1.11%	0.36%	0.08%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,556,740	$1,573,458	$1,104,814	$749,052	$8,252,614	$9,397,113

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SELECT CLASS		2019	2018	2017	2016[1]	2015[1]
Net asset value, beginning of period	$1.0005	$1.0004	$1.0004	$1.0000	$1.00	$1.00
Net investment income	0.0124	0.0208	0.0116	0.0048	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0001	0.0000 [3]	0.0004	0.00 [2]	0.00 [2]

Total from investment operations	0.0124	0.0209	0.0116	0.0052	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0124)	(0.0208)	(0.0116)	(0.0048)	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	0.0000	(0.0000)[3]	0.0000	0.00	0.00

Total distributions to shareholders	(0.0124)	(0.0208)	(0.0116)	(0.0048)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0005	$1.0005	$1.0004	$1.0004	$1.00	$1.00
Total return[4]	1.24%	2.11%	1.16%	0.52%	0.15%	0.07%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.20%	0.24%	0.19%	0.18%	0.18%
Net expenses	0.13%	0.13%	0.12%	0.13%	0.13%	0.13%
Net investment income	2.49%	2.10%	1.19%	0.43%	0.16%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$7,348,390	$6,459,320	$5,717,659	$3,386,093	$37,219,390	$35,247,440

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SERVICE CLASS		2019	2018	2017	2016[1]	2015[1]
Net asset value, beginning of period	$1.0004	$1.0003	$1.0003	$1.0000	$1.00	$1.00
Net investment income	0.0109	0.0177	0.0085	0.0016	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0002	0.0000 [3]	0.0005	0.00 [2]	0.00 [2]

Total from investment operations	0.0109	0.0179	0.0085	0.0021	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0109)	(0.0178)	(0.0085)	(0.0018)	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	0.0000	(0.0000)[3]	0.0000	0.00	0.00

Total distributions to shareholders	(0.0109)	(0.0178)	(0.0085)	(0.0018)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0004	$1.0004	$1.0003	$1.0003	$1.00	$1.00
Total return[4]	1.09%	1.81%	0.85%	0.21%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.51%	0.55%	0.52%	0.51%	0.50%
Net expenses	0.43%	0.43%	0.43%	0.43%	0.27%	0.19%
Net investment income	2.19%	1.79%	0.84%	0.13%	0.02%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$60,476	$70,327	$61,415	$67,439	$898,288	$1,124,475

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal-places in accordance with the valuation policies below.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Institutional Money Market Funds  |  21

Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2019, the aggregate cost of all investments for federal income tax purposes was $9,052,697,701 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,031,551

Gross unrealized losses	(89,163)

Net unrealized gains	$942,388

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Certificates of deposit	$0	$2,233,141,730	$0	$2,233,141,730

Commercial paper	0	3,876,728,039	0	3,876,728,039

Municipal obligations	0	824,618,683	0	824,618,683

Non-agency mortgage-backed securities	0	25,040,099	0	25,040,099

Other instruments	0	379,961,538	0	379,961,538

Other notes	0	96,000,000	0	96,000,000

Repurchase agreements	0	1,618,150,000	0	1,618,150,000

Total assets	$0	$9,053,640,089	$0	$9,053,640,089

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended July 31, 2019, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A, an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Institutional Money Market Funds  |  23

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Administrator Class	0.10%

Institutional Class	0.08

Select Class	0.04

Service Class	0.12

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.33% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.43% for Service Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to May 31, 2019, the Fund’s expenses were capped at 0.35% for Administrator Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Administrator Class and Service Class of the Fund are charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08

shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

24  |  Institutional Money Market Funds

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

Institutional Money Market Funds  |  25

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

26  |  Institutional Money Market Funds

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Institutional Money Market Funds  |  27

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

28  |  Institutional Money Market Funds

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Heritage Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Heritage Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement (the “WellsCap Sub-Advisory Agreement”) with Wells Capital Management Incorporated (“WellsCap”); and (iii) an investment sub-advisory agreement (the “WellsCap Singapore Sub-Advisory Agreement,” and together with the WellsCap Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with Wells Capital Management Singapore (together with WellsCap, each a “Sub-Adviser” and collectively, the “Sub-Advisers”), each an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Advisers, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Institutional Money Market Funds  |  29

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups for each share class. The Board noted that the net operating expense ratio caps for the Fund’s Administrator Class would be reduced.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by either of the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

30  |  Institutional Money Market Funds

Other information (unaudited)

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

Institutional Money Market Funds  |  31

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

405489 09-19

SA304/SAR304 07-19

Semi-Annual Report

July 31, 2019

Institutional Money Market Funds

∎	Wells Fargo Municipal Cash Management Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Institutional Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2019. Global stock and bond investors enjoyed gains that came amid continued concerns about global economic growth, international trade, geopolitical tensions, and bouts of market volatility. These concerns grew more intense as the period closed.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 11.32% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 4.34%. The MSCI EM Index (Net)3 inched higher by 0.44%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.23%, the Bloomberg Barclays Global Aggregate ex-USD Index5 added 2.33%, the Bloomberg Barclays Municipal Bond Index6 gained 5.15%, and the ICE BofAML U.S. High Yield Index7 added 5.86%.

Concerns for slowing global growth reemerge during the first quarter of 2019.

After the S&P 500 Index’s best monthly performance in 30 years during January and positive returns for other major indices across major asset classes, signs of slowing global growth grew more ominous in February. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, a combination of dovish U.S. Federal Reserve (Fed) sentiment and steady, if not spectacular, U.S. economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth. During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. GDP of an annualized rate of 3.2%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Institutional Money Market Funds

Letter to shareholders (unaudited)

During May 2019, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs.

President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Despite the accommodative approach of central banks, investors continued to have misgivings about the durability of economic growth globally and a pervasively cautious tone influenced the world’s equity and fixed-income markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May 2019, markets tumbled on mixed investment signals.”

“In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Institutional Money Market Funds  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of July 31, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Administrator Class (WUCXX)[3],4	7-9-2010	1.44	0.62	0.34	0.43	0.30

Institutional Class (EMMXX)[4]	11-20-1996	1.53	0.69	0.39	0.31	0.20

Service Class (EISXX)[4]	11-25-1996	1.29	0.52	0.27	0.60	0.45

Yield summary (%) as of July 31, 20192

	Administrator Class	Institutional Class	Service Class

7-day current yield	1.30	1.40	1.15

7-day compound yield	1.30	1.41	1.15

30-day simple yield	1.22	1.32	1.07

30-day compound yield	1.23	1.33	1.08

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

4  |  Institutional Money Market Funds

Performance highlights (unaudited)

Revenue source as of July 31, 2019[5]

Effective maturity distribution as of July 31, 2019[5]

Weighted average maturity as of July 31, 2019[6]

5 days

Weighted average life as of July 31, 2019[7]

5 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.17%, 1.29%, and 1.00% for Administrator Class, Institutional Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to include the higher expenses applicable to Administrator Class shares. If these expenses had been included, returns for Administrator Class shares would be lower.

[4]	Historical performance shown prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[7]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Institutional Money Market Funds  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2019 to July 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2019	Ending account value 7-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Administrator Class

Actual	$1,000.00	$1,007.47	$1.49	0.30%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%

Institutional Class

Actual	$1,000.00	$1,007.87	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%

Service Class

Actual	$1,000.00	$1,006.62	$2.24	0.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 90.65%

Alabama: 1.74%

Variable Rate Demand Note ø: 1.74%

Alabama Tender Option Bond Trust Receipts/Certificates Series 2018-XL0098 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	1.49%	12-1-2022	$4,500,000	$4,500,000

Arizona: 2.88%

Variable Rate Demand Notes ø: 2.88%

Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services of America LOC)	1.49	8-1-2026	2,500,000	2,500,000

Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services of America LOC)	1.50	8-1-2022	3,700,000	3,700,000

Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services of America LOC)	1.50	8-1-2027	1,250,000	1,250,000

				7,450,000

California: 4.27%

Variable Rate Demand Notes ø: 4.27%

California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Rabobank LOC)	1.48	11-1-2027	1,400,000	1,400,000

California Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0642 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	1.65	5-1-2024	4,360,000	4,360,000

California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-BAML01 (Transportation Revenue, Bank of America NA LIQ) 144A	1.40	4-1-2047	5,000,000	5,000,000

Modesto CA MFHR Live Oak Apartments Project (Tax Revenue, FNMA Insured, FNMA LIQ)	1.32	9-15-2024	260,000	260,000

				11,020,000

Colorado: 0.17%

Variable Rate Demand Note ø: 0.17%

Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	1.55	11-1-2020	440,000	440,000

Florida: 2.68%

Variable Rate Demand Notes ø: 2.68%

Florida Tender Option Bond Trust Receipts/Certificates Series 2017-ZM0571 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.50	8-15-2047	500,000	500,000

Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.50	8-15-2047	6,420,000	6,420,000

				6,920,000

Illinois: 5.81%

Variable Rate Demand Notes ø: 5.81%

Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, BMO Harris Bank NA LOC)	1.54	7-1-2033	1,780,000	1,780,000

Illinois Tender Option Bond Trust Receipts/Certificates Series 2019-XF0779 (Tax Revenue, Build America Mutual Assurance Company Insured, TD Bank NA LIQ) 144A	1.48	1-1-2048	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  7

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Lake County IL Multi-Family Housing (Housing Revenue, FHLMC LIQ)	1.52%	11-1-2034	$4,920,000	$4,920,000

Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue, Caterpillar Incorporated LOC)	1.55	2-1-2030	4,300,000	4,300,000

				15,000,000

Indiana: 5.76%

Variable Rate Demand Notes ø: 5.76%

Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	1.44	7-1-2023	1,380,000	1,380,000

Indiana Finance Authority Duke Energy Indiana Incorporated Series 2009A-4 (Industrial Development Revenue, Sumitomo Mitsui Banking LOC)	1.48	12-1-2039	6,455,000	6,455,000

Indiana Tender Option Bond Trust Receipts/Certificates Series 2019-XF0756 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	1.48	2-1-2049	1,875,000	1,875,000

Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	1.66	12-1-2027	2,785,000	2,785,000

Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	1.46	3-1-2041	1,375,000	1,375,000

St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	1.43	10-1-2023	1,020,000	1,020,000

				14,890,000

Iowa: 3.24%

Variable Rate Demand Notes ø: 3.24%

Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services of America LOC)	1.49	11-1-2035	2,075,000	2,075,000

Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.93	4-1-2022	6,300,000	6,300,000

				8,375,000

Kansas: 0.24%

Variable Rate Demand Note ø: 0.24%

Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank ACB LOC)	1.55	11-1-2020	610,000	610,000

Kentucky: 2.59%

Variable Rate Demand Notes ø: 2.59%

Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	1.43	9-1-2022	1,000,000	1,000,000

Louisville & Jefferson Counties KY Regional Airport Authority UPS Worldwide Forwarding Series B (Industrial Development Revenue, Suntrust Bank LOC)	1.54	1-1-2029	5,700,000	5,700,000

				6,700,000

Louisiana: 2.71%

Variable Rate Demand Notes ø: 2.71%

Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue, Honeywell International Incorporated LOC)	1.54	12-1-2036	4,000,000	4,000,000

Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XM0735 (Water & Sewer Revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	1.45	12-1-2045	3,000,000	3,000,000

				7,000,000

The accompanying notes are an integral part of these financial statements.

8  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Michigan: 2.26%

Variable Rate Demand Note ø: 2.26%

Michigan Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0614 (Education Revenue, Morgan Stanley Bank LIQ) 144A	1.58%	11-1-2028	$5,835,000	$5,835,000

Minnesota: 3.05%

Variable Rate Demand Notes ø: 3.05%

Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	1.49	8-15-2038	750,000	750,000

Minnesota Tender Option Bond Trust Receipts/Certificates Series 2018-XF2760 (Education Revenue, Morgan Stanley Bank LIQ) 144A	1.50	11-1-2037	7,140,000	7,140,000

				7,890,000

Mississippi: 2.32%

Variable Rate Demand Note ø: 2.32%

Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	1.48	12-1-2030	6,000,000	6,000,000

Missouri: 3.90%

Variable Rate Demand Notes ø: 3.90%

Missouri Development Finance Board Kauffman Center For The Performing Arts Series A (Miscellaneous Revenue, PNC Bank NA SPA)	1.51	6-1-2037	7,000,000	7,000,000

Missouri Tender Option Bond Trust Receipts/Certificates Series 2018-XG0176 (Health Revenue, Royal Bank of Canada LIQ) 144A	1.50	5-15-2041	1,895,000	1,895,000

St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	1.62	4-1-2026	1,170,000	1,170,000

				10,065,000

Nevada: 1.29%

Variable Rate Demand Note ø: 1.29%

Nevada Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0634 (GO Revenue, Royal Bank of Canada LIQ) 144A	1.43	12-1-2025	3,330,000	3,330,000

New Jersey: 2.49%

Variable Rate Demand Note ø: 2.49%

New Jersey Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	1.40	7-1-2026	6,430,000	6,430,000

New York: 7.98%

Variable Rate Demand Notes ø: 7.98%

Metropolitan Transportation Authority Revenue Bond Subordinated Series 2012A-2 (Transportation Revenue, Bank of Montreal LOC)	1.53	11-15-2041	2,000,000	2,000,000

New York Battery Park City Authority Refunding Bond Series 2013-C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	1.53	11-1-2019	6,400,000	6,400,000

New York NY Housing Development Corporation Series A (Housing Revenue, Citibank NA LOC)	1.47	6-1-2037	350,000	350,000

New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	1.51	8-1-2043	6,890,000	6,890,000

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  9

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)

Triborough Bridge and Tunnel Authority Series 2005B-3 (Transportation Revenue, State Street Bank & Trust Company LOC)	1.45%	1-1-2032	$4,980,000	$4,980,000

				20,620,000

North Carolina: 3.99%

Variable Rate Demand Notes ø: 3.99%

Charlotte-Mecklenburg NC Hospital Authority Series 2007C (Health Revenue, JPMorgan Chase & Company SPA)	1.47	1-15-2037	5,100,000	5,100,000

North Carolina Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2490 (Airport Revenue, Barclays Bank plc LIQ) 144A	1.43	7-1-2042	3,750,000	3,750,000

Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	1.45	1-1-2027	1,450,000	1,450,000

				10,300,000

North Dakota: 0.28%

Variable Rate Demand Note ø: 0.28%

Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	1.67	12-1-2022	715,000	715,000

Ohio: 2.40%

Variable Rate Demand Notes ø: 2.40%

Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	1.49	10-1-2036	4,200,000	4,200,000

RBC Municipal Products Incorporated Trust Series E-110 (Water & Sewer Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.43	10-1-2020	2,000,000	2,000,000

				6,200,000

Oregon: 0.12%

Variable Rate Demand Note ø: 0.12%

Portland International Airport Series 18-A (Airport Revenue, Bank of China LOC)	1.47	7-1-2026	300,000	300,000

Other: 0.82%

Variable Rate Demand Note ø: 0.82%

FHLMC MFHR Series M-031 Class A (Housing Revenue, FHLMC LIQ)	1.43	12-15-2045	2,110,000	2,110,000

Pennsylvania: 6.74%

Variable Rate Demand Notes ø: 6.74%

Allegheny County PA Hospital Development Authority Series E (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	1.50	4-1-2022	7,820,000	7,820,000

Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	1.43	8-1-2022	400,000	400,000

Philadelphia PA Gas Works Revenue Refunding Bond Series 8 (Utilities Revenue, Barclays Bank plc LOC)	1.42	8-1-2031	1,200,000	1,200,000

South Central General Authority WellSpan Health Obliged Group Revenue Bond Series 2019E (Health Revenue, U.S. Bank NA SPA)	1.47	6-1-2035	8,000,000	8,000,000

				17,420,000

The accompanying notes are an integral part of these financial statements.

10  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Carolina: 3.48%

Variable Rate Demand Notes ø: 3.48%

South Carolina Jobs EDA Prisma Health Obligated Group Series 2018B (Health Revenue, U.S. Bank NA LOC)	1.48%	5-1-2048	$7,000,000	$7,000,000

South Carolina Tender Option Bond Trust Receipts/Floater Certificates Patriots Energy Group Financing Agency Series 2018-XM0690 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	1.44	10-1-2022	2,000,000	2,000,000

				9,000,000

Tennessee: 2.32%

Variable Rate Demand Note ø: 2.32%

Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA)	1.49	6-1-2042	6,000,000	6,000,000

Texas: 3.65%

Variable Rate Demand Notes ø: 3.65%

Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue, BASF SE LOC)	1.52	10-1-2036	5,000,000	5,000,000

Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	1.50	8-1-2039	1,430,000	1,430,000

Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue, Total SA LOC)	1.47	4-1-2027	3,000,000	3,000,000

				9,430,000

Virginia: 0.62%

Variable Rate Demand Notes ø: 0.62%

Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, BMO Harris Bank NA LOC)	1.47	4-1-2026	1,000,000	1,000,000

Virginia Public Building Authority Public Facilities Refunding Bonds Series 2015B (Housing Revenue, Bank of NY Mellon LOC)	5.00	8-1-2019	600,000	600,000

				1,600,000

Washington: 3.26%

Variable Rate Demand Notes ø: 3.26%

King County WA Multi-Modal Limited Refunding Bond (GO Revenue, TD Bank NA SPA)	1.47	1-1-2046	5,000,000	5,000,000

Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	1.50	9-1-2021	2,520,000	2,520,000

Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	1.50	8-1-2026	900,000	900,000

				8,420,000

West Virginia: 1.05%

Variable Rate Demand Note ø: 1.05%

West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	1.50	10-1-2031	2,700,000	2,700,000

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  11

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wisconsin: 6.54%

Variable Rate Demand Notes ø: 6.54%

Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC)	1.43%	5-1-2037	$6,000,000	$6,000,000

Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	1.62	11-1-2020	955,000	955,000

Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	1.62	11-1-2020	550,000	550,000

Wisconsin GO Series 2019A (GO Revenue)	1.54	5-1-2029	500,000	500,000

Wisconsin Tender Option Bond Trust Receipts/Certificates Series 2019-XF2821 (Housing Revenue, Mizuho Bank Limited LOC) 144A	1.50	1-1-2026	3,860,000	3,860,000

Wisconsin Tender Option Bond Trust Receipts/Certificates Series 2019-F2823 (Housing Revenue, U.S. Bank N.A. LOC) 144A	1.50	1-1-2026	5,015,000	5,015,000

				16,880,000

Total Municipal Obligations (Cost $234,150,000)				234,150,000

			Shares
Closed End Municipal Bond Funds: 8.40%

California: 1.16%

Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 1.37% 144Aø			3,000,000	3,000,000

				3,000,000

Other: 7.24%

BlackRock MuniYield Quality Fund III Incorporated Variable Rate Demand Preferred Shares (Citibank NA LOC) 1.43% ø			5,000,000	5,000,000

Nuveen Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series 1-2118 (Barclays Bank LIQ) 1.43% 144Aø			5,000,000	5,000,000

Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 1.43% 144Aø			5,000,000	5,000,000

Western Asset Municipal Partners Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 1.43% 144Aø			3,700,000	3,700,000

				18,700,000

Total Closed End Municipal Bond Funds (Cost $21,700,000)				21,700,000

			Principal
Repurchase Agreements: 0.85%

Barclays Capital Incorporated, dated 7-31-2019, maturity value $2,200,155 ^^	2.54	8-1-2019	$2,200,000	2,200,000

Total Repurchase Agreements (Cost $2,200,000)				2,200,000

Total investments in securities (Cost $258,050,000)	99.90%	258,050,000

Other assets and liabilities, net	0.10	270,401

Total net assets	100.00%	$258,320,401

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

^^	Collateralized by U.S. government securities, 1.63% to 1.75%, 6-30-2021 to 7-15-2022, fair value including accrued interest is $2,244,000.

The accompanying notes are an integral part of these financial statements.

12  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

Abbreviations:

AGM	Assured Guaranty Municipal

BHAC	Berkshire Hathaway Assurance Corporation

CDA	Community Development Authority

DRIVER	Derivative inverse tax-exempt receipts

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GO	General obligation

IDA	Industrial Development Authority

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

National	National Public Finance Guarantee Corporation

PCFA	Pollution Control Financing Authority

PUTTER	Puttable tax-exempt receipts

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  13

Statement of assets and liabilities—July 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $258,050,000)	$258,050,000
Cash	206,971
Receivable for investments sold	155,000
Receivable for interest	533,355
Prepaid expenses and other assets	27,131

Total assets	258,972,457

Liabilities
Payable for investments purchased	500,000
Shareholder report expenses payable	77,585
Administration fees payable	18,492
Management fee payable	7,807
Payable for Fund shares redeemed	5,497
Dividends payable	3,926
Trustees’ fees and expenses payable	2,320
Accrued expenses and other liabilities	36,429

Total liabilities	652,056

Total net assets	$258,320,401

Net assets consist of
Paid-in capital	$258,322,825
Total distributable loss	(2,424)

Total net assets	$258,320,401

Computation of net asset value per share
Net assets – Administrator Class	$6,359,524
Shares outstanding – Administrator Class[1]	6,355,607
Net asset value per share – Administrator Class	$1.0006
Net assets – Institutional Class	$235,670,831
Shares outstanding – Institutional Class[1]	235,519,484
Net asset value per share – Institutional Class	$1.0006
Net assets – Service Class	$16,290,046
Shares outstanding – Service Class[1]	16,279,774
Net asset value per share – Service Class	$1.0006

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14  |  Institutional Money Market Funds

Statement of operations—six months ended July 31, 2019 (unaudited)

Investment income
Interest	$2,461,655

Expenses
Management fee	210,811
Administration fees
Administrator Class	3,141
Institutional Class	103,308
Service Class	9,919
Shareholder servicing fees
Administrator Class	3,141
Service Class	20,664
Custody and accounting fees	16,060
Professional fees	19,397
Registration fees	39,326
Shareholder report expenses	6,996
Trustees’ fees and expenses	13,557
Other fees and expenses	11,372

Total expenses	457,692
Less: Fee waivers and/or expense reimbursements	(152,805)

Net expenses	304,887

Net investment income	2,156,768
Net realized gains on investments	70,979

Net increase in net assets resulting from operations	$2,227,747

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  15

Statement of changes in net assets

	Six months ended July 31, 2019 (unaudited)		Year ended January 31, 2019

Operations
Net investment income		$2,156,768		$3,272,934
Net realized gains on investments		70,979		1,837

Net increase in net assets resulting from operations		2,227,747		3,274,771

Distributions to shareholders from net investment income and net realized gains
Administrator Class		(45,282)		(72,091)
Institutional Class		(2,004,748)		(3,175,949)
Service Class		(106,738)		(225,713)

Total distributions to shareholders		(2,156,768)		(3,473,753)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	0	0	2,997,003	3,000,000
Institutional Class	2,591,449,010	2,592,937,066	4,687,583,592	4,692,370,298
Service Class	2,719,047	2,720,568	11,577,879	11,587,521

		2,595,657,634		4,706,957,819

Reinvestment of distributions
Administrator Class	44,536	44,561	70,709	70,768
Institutional Class	2,003,338	2,004,533	3,163,888	3,166,888
Service Class	80,133	80,179	161,224	161,362

		2,129,273		3,399,018

Payment for shares redeemed
Institutional Class	(2,523,891,813)	(2,525,359,371)	(4,860,642,244)	(4,865,545,794)
Service Class	(5,514,144)	(5,516,957)	(12,079,625)	(12,089,936)

		(2,530,876,328)		(4,877,635,730)

Net increase (decrease) in net assets resulting from capital share transactions		66,910,579		(167,278,893)

Total increase (decrease) in net assets		66,981,558		(167,477,875)

Net assets
Beginning of period		191,338,843		358,816,718

End of period		$258,320,401		$191,338,843

The accompanying notes are an integral part of these financial statements.

16  |  Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2019	2018	2017	2016[1]	2015[1]
Net asset value, beginning of period	$1.0003	$1.0010	$1.0005	$1.0000	$1.00	$1.00
Net investment income	0.0072	0.0125	0.0069	0.0031	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0003	(0.0001)	0.0005	0.0008	0.00 [2]	0.00 [2]

Total from investment operations	0.0075	0.0124	0.0074	0.0039	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0072)	(0.0124)	(0.0069)	(0.0030)	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	(0.0007)	(0.0000)[3]	(0.0004)	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.0072)	(0.0131)	(0.0069)	(0.0034)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0006	$1.0003	$1.0010	$1.0005	$1.00	$1.00
Total return[4]	0.75%	1.25%	0.74%	0.35%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.43%	0.44%	0.41%	0.39%	0.37%	0.37%
Net expenses	0.30%	0.30%	0.30%	0.27%	0.10%	0.11%
Net investment income	1.44%	1.25%	0.68%	0.29%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$6,360	$6,313	$3,247	$3,223	$3,537	$3,536

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2019	2018	2017	2016[1]	2015[1]
Net asset value, beginning of period	$1.0004	$1.0011	$1.0005	$1.0000	$1.00	$1.00
Net investment income	0.0077 [2]	0.0133 [2]	0.0080	0.0035	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses) on investments	0.0002	0.0001	0.0005	0.0012	0.00 [3]	0.00 [3]

Total from investment operations	0.0079	0.0134	0.0085	0.0047	0.00 [3]	0.00 [3]
Distributions to shareholders from
Net investment income	(0.0077)	(0.0134)	(0.0079)	(0.0038)	(0.00)[3]	(0.00)[3]
Net realized gains	0.0000	(0.0007)	(0.0000)[4]	(0.0004)	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.0077)	(0.0141)	(0.0079)	(0.0042)	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.0006	$1.0004	$1.0011	$1.0005	$1.00	$1.00
Total return[5]	0.79%	1.35%	0.85%	0.44%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.31%	0.31%	0.29%	0.26%	0.25%	0.25%
Net expenses	0.20%	0.20%	0.20%	0.18%	0.10%	0.11%
Net investment income	1.55%	1.32%	0.79%	0.27%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$235,671	$166,024	$336,215	$262,511	$953,036	$1,008,667

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Amount is less than $0.00005.

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SERVICE CLASS		2019	2018	2017	2016[1]	2015[1]
Net asset value, beginning of period	$1.0004	$1.0010	$1.0005	$1.0000	$1.00	$1.00
Net investment income	0.0064 [2]	0.0109 [2]	0.0059	0.0037	0.00 [3]	0.00 [3]
Net realized and unrealized gains (losses) on investments	0.0002	0.0001	0.0000 [4]	(0.0010)	0.00 [3]	0.00 [3]

Total from investment operations	0.0066	0.0110	0.0059	0.0027	0.00 [3]	0.00 [3]
Distributions to shareholders from
Net investment income	(0.0064)	(0.0109)	(0.0054)	(0.0018)	(0.00)[3]	(0.00)[3]
Net realized gains	0.0000	(0.0007)	(0.0000)[4]	(0.0004)	(0.00)[3]	(0.00)[3]

Total distributions to shareholders	(0.0064)	(0.0116)	(0.0054)	(0.0022)	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.0006	$1.0004	$1.0010	$1.0005	$1.00	$1.00
Total return[5]	0.66%	1.11%	0.59%	0.23%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.61%	0.58%	0.49%	0.48%	0.47%
Net expenses	0.45%	0.45%	0.45%	0.35%	0.10%	0.11%
Net investment income	1.29%	1.09%	0.53%	0.09%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$16,290	$19,001	$19,355	$23,962	$108,484	$140,465

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Amount is less than $0.00005.

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  19

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated

20  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2019, the aggregate cost of all investments for federal income tax purposes was $258,050,000 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$0

Gross unrealized losses	0

Net unrealized gains	$0

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$234,150,000	$0	$234,150,000

Closed end municipal bond funds	0	21,700,000	0	21,700,000

Repurchase agreements	0	2,200,000	0	2,200,000

Total assets	$0	$258,050,000	$0	$258,050,000

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2019, the Fund did not have any transfers into/out of Level 3.

Institutional Money Market Funds  |  21

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended July 31, 2019, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Administrator Class	0.10%

Institutional Class	0.08

Service Class	0.12

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, and 0.45% for Servicer Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

22  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

Institutional Money Market Funds  |  23

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

24  |  Institutional Money Market Funds

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Institutional Money Market Funds  |  25

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

26  |  Institutional Money Market Funds

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Institutional Money Market Funds  |  27

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Municipal Cash Management Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

28  |  Institutional Money Market Funds

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or equal to the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability

Institutional Money Market Funds  |  29

Other information (unaudited)

reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30  |  Institutional Money Market Funds

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

405490 09-19

SA307/SAR307 07-19

Semi-Annual Report

July 31, 2019

Government Money Market Funds

∎	Wells Fargo Government Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Government Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Government Money Market Fund for the six-month period that ended July 31, 2019. Global stock and bond investors enjoyed gains that came amid continued concerns about global economic growth, international trade, geopolitical tensions, and bouts of market volatility. These concerns grew more intense as the period closed.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 11.32% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 4.34%. The MSCI EM Index (Net)3 inched higher by 0.44%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.23%, the Bloomberg Barclays Global Aggregate ex-USD Index5 added 2.33%, the Bloomberg Barclays Municipal Bond Index6 gained 5.15%, and the ICE BofAML U.S. High Yield Index7 added 5.86%.

Concerns for slowing global growth reemerge during the first quarter of 2019.

After the S&P 500 Index’s best monthly performance in 30 years during January and positive returns for other major indices across major asset classes, signs of slowing global growth grew more ominous in February. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, a combination of dovish U.S. Federal Reserve (Fed) sentiment and steady, if not spectacular, U.S. economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth. During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. GDP of an annualized rate of 3.2%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)

During May 2019, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs.

President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Despite the accommodative approach of central banks, investors continued to have misgivings about the durability of economic growth globally and a pervasively cautious tone influenced the world’s equity and fixed-income markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May 2019, markets tumbled on mixed investment signals.”

“In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Government Money Market Funds  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®‡

Jeffrey L. Weaver, CFA®‡

Laurie White

Average annual total returns (%) as of July 31, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class A (WFGXX)	11-8-1999	1.76	0.54	0.28	0.61	0.60

Administrator Class (WGAXX)	7-31-2003	2.02	0.69	0.35	0.34	0.34

Institutional Class (GVIXX)	7-28-2003	2.16	0.79	0.40	0.22	0.20

Select Class (WFFXX)[3]	6-30-2015	2.22	0.84	0.43	0.18	0.14

Service Class (NWGXX)	11-16-1987	1.86	0.60	0.30	0.51	0.50

Sweep Class[4]	6-30-2010	1.59	0.46	0.24	0.77	0.77

Yield summary (%) as of July 31, 20192

	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class

7-day current yield	1.80	2.06	2.20	2.26	1.90	1.63

7-day compound yield	1.81	2.08	2.22	2.28	1.92	1.65

30-day simple yield	1.83	2.09	2.23	2.29	1.93	1.66

30-day compound yield	1.85	2.11	2.25	2.31	1.95	1.68

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

4  |  Government Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2019[5]

Effective maturity distribution as of July 31, 2019[5]

Weighted average maturity as of July 31, 2019[6]

25 days

Weighted average life as of July 31, 2019[7]

105 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.79%, 2.06%, 2.18%, 2.22%, 1.89%, and 1.63% for Class A, Administrator Class, Institutional Class, Select Class, Service Class, and Sweep Class respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Select Class shares would be higher.

[4]

Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been included, returns for Sweep Class shares would be lower.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[7]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2019 to July 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2019	Ending account value 7-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,009.27	$2.99	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%

Administrator Class

Actual	$1,000.00	$1,010.58	$1.69	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%

Institutional Class

Actual	$1,000.00	$1,011.27	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%

Select Class

Actual	$1,000.00	$1,011.57	$0.70	0.14%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%

Service Class

Actual	$1,000.00	$1,009.77	$2.49	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

Sweep Class

Actual	$1,000.00	$1,008.44	$3.83	0.77%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$3.86	0.77%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Government Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt: 33.75%

FFCB (z)	2.05%	3-3-2020	$25,000,000	$24,698,403

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.16%) ±	2.24	1-19-2021	73,500,000	73,478,631

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.22%) ±	2.27	2-2-2021	300,000,000	299,982,142

FFCB (1 Month LIBOR +0.03%) ±	2.29	8-25-2020	150,000,000	149,991,871

FFCB (1 Month LIBOR +0.08%) ±	2.32	3-29-2021	250,000,000	249,985,653

FFCB (3 Month LIBOR -0.18%) ±	2.34	5-15-2020	50,000,000	49,998,766

FFCB (3 Month LIBOR -0.06%) ±	2.36	3-15-2021	75,000,000	74,995,208

FFCB (1 Month LIBOR -0.03%) ±	2.37	10-1-2019	100,000,000	99,999,167

FFCB (3 Month LIBOR -0.07%) ±	2.40	12-7-2020	25,000,000	24,998,663

FFCB (1 Month LIBOR +0.04%) ±	2.40	2-11-2021	175,000,000	175,000,000

FFCB (z)	2.47	8-28-2019	24,000,000	23,956,080

FFCB (3 Month LIBOR -0.07%) ±%%	2.18	2-1-2021	50,000,000	49,997,005

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.24%) ±%%	2.32	8-2-2021	150,000,000	150,000,000

FFCB (z)	2.02	4-2-2020	20,000,000	19,729,139

FFCB (z)	2.02	4-21-2020	50,000,000	49,270,333

FFCB (z)	2.04	2-14-2020	50,000,000	49,447,306

FFCB (z)	2.05	12-18-2019	24,000,000	23,811,887

FFCB (z)	2.05	1-31-2020	25,000,000	24,742,021

FFCB (z)	2.05	2-6-2020	44,000,000	43,531,070

FFCB (z)	2.05	2-7-2020	18,000,000	17,807,150

FFCB (z)	2.05	3-4-2020	17,000,000	16,793,960

FFCB (z)	2.05	3-20-2020	25,000,000	24,674,556

FFCB (z)	2.07	11-22-2019	25,000,000	24,838,347

FFCB (z)	2.07	12-30-2019	50,000,000	49,570,069

FFCB (z)	2.07	1-6-2020	50,000,000	49,550,139

FFCB (z)	2.10	1-23-2020	15,000,000	14,848,333

FFCB (z)	2.10	1-29-2020	12,000,000	11,874,507

FFCB (z)	2.12	4-16-2020	50,000,000	49,251,778

FFCB (3 Month LIBOR -0.14%) ±	2.12	10-29-2020	50,000,000	49,957,390

FFCB (z)	2.13	4-1-2020	110,000,000	108,441,789

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.13	3-23-2020	200,000,000	199,994,874

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.13	4-16-2020	350,000,000	349,990,128

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.13	6-18-2020	100,000,000	99,996,036

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.13	10-21-2020	100,000,000	99,993,951

FFCB (3 Month LIBOR -0.12%) ±	2.14	1-27-2020	10,000,000	10,004,815

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.14	7-22-2020	300,000,000	299,988,417

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.14	8-6-2020	150,000,000	149,997,734

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.14	9-4-2020	150,000,000	149,992,613

FFCB (1 Month LIBOR -0.11%) ±	2.14	10-28-2019	75,000,000	74,996,387

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	2.14	10-15-2020	100,000,000	99,994,031

FFCB (3 Month LIBOR -0.17%) ±	2.14	4-9-2020	100,000,000	99,997,266

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	2.15	5-15-2020	225,000,000	225,002,763

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	2.15	7-24-2020	100,000,000	99,997,079

FFCB (z)	2.16	12-3-2019	50,000,000	49,631,444

FFCB (1 Month LIBOR -0.08%) ±	2.16	1-30-2020	75,000,000	74,997,042

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.09%) ±	2.17	3-26-2020	100,000,000	99,998,060

FFCB (1 Month LIBOR -0.08%) ±	2.18	9-23-2019	150,000,000	149,999,904

FFCB (1 Month LIBOR -0.08%) ±	2.19	10-25-2019	208,000,000	207,999,242

FFCB (1 Month LIBOR -0.06%) ±	2.19	2-27-2020	48,500,000	48,498,887

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.11%) ±	2.19	12-28-2020	84,000,000	83,976,376

FFCB (1 Month LIBOR -0.05%) ±	2.19	8-27-2020	25,000,000	24,990,401

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  7

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)

FFCB (1 Month LIBOR -0.08%) ±	2.19%	11-20-2019	$150,000,000	$149,990,729

FFCB (1 Month LIBOR -0.09%) ±	2.21	8-19-2019	200,000,000	199,999,499

FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.13%) ±	2.21	2-8-2021	100,000,000	99,908,790

FFCB (3 Month LIBOR -0.06%) ±	2.22	10-25-2019	42,400,000	42,413,674

FFCB (1 Month LIBOR -0.05%) ±	2.22	1-22-2020	200,000,000	199,996,060

FFCB (3 Month LIBOR -0.08%) ±	2.22	1-15-2021	75,300,000	75,300,123

FFCB (1 Month LIBOR -0.10%) ±	2.23	8-15-2019	118,000,000	117,999,658

FFCB (3 Month LIBOR -0.10%) ±	2.23	12-28-2020	235,000,000	234,986,989

FFCB (1 Month LIBOR +0.01%) ±	2.25	11-27-2020	100,000,000	99,996,723

FFCB (1 Month LIBOR -0.10%) ±	2.26	10-8-2019	116,500,000	116,494,913

FFCB (1 Month LIBOR +0.00%) ±	2.27	6-25-2020	5,000,000	5,001,734

FFCB (1 Month LIBOR +0.01%) ±	2.27	5-26-2020	250,000,000	249,991,845

FFCB (3 Month LIBOR -0.20%) ±	2.28	3-6-2020	75,000,000	74,998,222

FFCB (1 Month LIBOR -0.05%) ±	2.28	5-14-2020	300,000,000	299,990,624

FFCB (1 Month LIBOR +0.04%) ±	2.28	1-28-2021	207,500,000	207,500,219

FFCB (1 Month LIBOR -0.08%) ±	2.29	11-12-2019	100,000,000	100,000,047

FFCB (1 Month LIBOR +0.05%) ±	2.29	1-27-2020	158,500,000	158,585,299

FFCB (1 Month LIBOR -0.08%) ±	2.29	5-11-2020	189,295,000	189,218,995

FFCB (1 Month LIBOR -0.10%) ±	2.30	12-2-2019	37,000,000	36,996,534

FFCB (1 Month LIBOR -0.07%) ±	2.30	7-9-2020	137,000,000	136,936,176

FFCB (1 Month LIBOR -0.07%) ±	2.30	9-12-2019	100,000,000	99,999,424

FFCB (3 Month LIBOR -0.13%) ±	2.31	9-12-2019	100,000,000	99,999,540

FFCB (1 Month LIBOR -0.05%) ±	2.31	2-7-2020	26,530,000	26,527,342

FFCB (3 Month LIBOR -0.21%) ±	2.31	5-20-2020	125,000,000	124,927,006

FFCB (1 Month LIBOR +0.01%) ±	2.31	8-19-2020	250,000,000	249,981,109

FFCB (1 Month LIBOR +0.07%) ±	2.31	12-28-2020	250,000,000	250,000,000

FFCB (1 Month LIBOR +0.08%) ±	2.32	5-27-2021	300,000,000	299,983,784

FFCB (1 Month LIBOR -0.05%) ±	2.32	3-12-2020	250,000,000	249,995,411

FFCB (3 Month LIBOR -0.19%) ±	2.33	2-28-2020	75,000,000	75,000,000

FFCB (3 Month LIBOR -0.01%) ±	2.33	9-23-2019	20,000,000	20,005,333

FFCB (1 Month LIBOR -0.03%) ±	2.34	4-9-2020	250,000,000	249,991,416

FFCB (1 Month LIBOR -0.02%) ±	2.34	8-5-2020	140,000,000	139,960,115

FFCB (1 Month LIBOR +0.07%) ±	2.34	6-24-2021	300,000,000	299,977,248

FFCB (1 Month LIBOR +0.03%) ±	2.35	12-14-2020	50,000,000	49,997,204

FFCB (3 Month LIBOR -0.21%) ±	2.36	8-6-2020	16,500,000	16,487,776

FFCB (3 Month LIBOR -0.13%) ±	2.37	9-4-2020	115,000,000	115,000,000

FFCB (3 Month LIBOR -0.15%) ±	2.38	3-2-2020	100,000,000	99,998,835

FFCB (3 Month LIBOR -0.14%) ±	2.39	8-28-2019	25,000,000	25,000,000

FFCB (3 Month LIBOR -0.13%) ±	2.39	11-16-2020	130,000,000	129,990,579

FFCB (3 Month LIBOR -0.13%) ±	2.40	8-14-2019	100,000,000	99,999,858

FFCB (3 Month LIBOR -0.12%) ±	2.40	11-30-2020	75,000,000	75,000,000

FFCB (1 Month LIBOR +0.04%) ±	2.40	1-11-2021	89,500,000	89,493,466

FFCB (3 Month LIBOR -0.16%) ±	2.41	5-5-2020	50,000,000	49,998,371

FFCB (1 Month LIBOR +0.07%) ±	2.43	1-8-2021	300,000,000	299,940,291

FFCB (1 Month LIBOR +0.08%) ±	2.44	7-8-2021	200,000,000	200,000,000

FFCB (3 Month LIBOR -0.13%) ±	2.45	8-1-2019	100,000,000	100,000,000

FFCB (U.S. SOFR +0.08%) ±	2.47	6-10-2021	40,000,000	40,000,000

FFCB (U.S. SOFR +0.10%) ±	2.49	5-7-2021	84,000,000	84,000,000

FFCB (1 Month LIBOR +0.16%) ±	2.56	12-2-2019	25,000,000	25,019,861

FFCB (z)	2.75	11-4-2019	67,000,000	66,526,161

FHLB (1 Month LIBOR -0.04%) ±	2.22	8-26-2019	300,000,000	300,000,000

The accompanying notes are an integral part of these financial statements.

8  |  Government Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)

FHLB (1 Month LIBOR -0.03%) ±	2.22%	12-27-2019	$200,000,000	$200,000,000

FHLB (3 Month LIBOR -0.13%) ±	2.29	12-16-2019	200,000,000	200,000,000

FHLB (1 Month LIBOR -0.04%) ±	2.36	8-30-2019	200,000,000	200,000,000

FHLB (z)	2.39	8-30-2019	500,000,000	499,045,336

FHLB (z)	2.42	8-1-2019	400,000,000	400,000,000

FHLB (U.S. SOFR +0.03%) ±	2.42	12-6-2019	140,000,000	140,000,000

FHLB (U.S. SOFR +0.04%) ±	2.43	2-21-2020	110,000,000	110,000,000

FHLB (U.S. SOFR +0.07%) ±	2.46	3-27-2020	247,000,000	247,000,000

FHLB (U.S. SOFR +0.05%) %%±	2.60	1-28-2021	260,000,000	260,000,000

FHLB (3 Month LIBOR -0.26%) ±	2.03	10-7-2019	75,000,000	74,985,279

FHLB (3 Month LIBOR -0.21%) ±	2.08	7-6-2020	200,000,000	200,000,000

FHLB	2.08	12-24-2019	100,000,000	99,998,688

FHLB (3 Month LIBOR -0.26%) ±	2.08	10-11-2019	312,400,000	312,335,340

FHLB (z)	2.09	11-5-2019	200,000,000	198,893,334

FHLB (z)	2.10	10-25-2019	100,000,000	99,506,528

FHLB (z)	2.10	11-4-2019	150,000,000	149,174,688

FHLB (z)	2.10	12-2-2019	50,000,000	49,643,813

FHLB (z)	2.11	10-23-2019	150,000,000	149,273,750

FHLB (3 Month LIBOR -0.16%) ±	2.12	10-22-2019	150,000,000	150,000,000

FHLB (z)	2.13	10-18-2019	100,000,000	99,541,750

FHLB (z)	2.15	10-16-2019	60,000,000	59,729,568

FHLB	2.15	7-30-2020	200,000,000	200,000,000

FHLB (3 Month LIBOR -0.15%) ±	2.17	1-2-2020	150,000,000	150,000,000

FHLB (3 Month LIBOR -0.11%) ±	2.17	1-25-2021	50,000,000	50,000,576

FHLB (z)	2.17	10-2-2019	300,000,000	298,884,000

FHLB (z)	2.18	9-25-2019	450,000,000	448,512,249

FHLB (1 Month LIBOR -0.10%) ±	2.18	10-21-2019	200,000,000	200,000,000

FHLB (1 Month LIBOR -0.06%) ±	2.18	10-28-2019	200,000,000	200,000,000

FHLB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	2.19	1-30-2020	150,000,000	150,000,000

FHLB (3 Month LIBOR -0.14%) ±	2.19	12-26-2019	225,000,000	225,000,000

FHLB (z)	2.20	10-9-2019	250,000,000	248,950,625

FHLB (3 Month LIBOR -0.21%) ±	2.21	6-19-2020	200,000,000	200,000,000

FHLB (1 Month LIBOR -0.06%) ±	2.21	2-20-2020	200,000,000	200,000,000

FHLB (1 Month LIBOR -0.06%) ±	2.21	2-21-2020	125,000,000	125,000,000

FHLB (3 Month LIBOR -0.14%) ±	2.25	12-20-2019	250,000,000	249,988,337

FHLB (1 Month LIBOR -0.02%) ±	2.25	5-26-2020	100,000,000	99,996,152

FHLB (1 Month LIBOR -0.02%) ±	2.25	12-24-2019	200,000,000	200,000,000

FHLB (1 Month LIBOR +0.00%) ±	2.26	10-26-2020	230,000,000	230,000,231

FHLB (3 Month LIBOR -0.14%) ±	2.27	12-18-2020	14,010,000	13,996,985

FHLB (1 Month LIBOR -0.03%) ±	2.27	11-18-2019	325,000,000	325,000,000

FHLB (1 Month LIBOR -0.05%) ±	2.28	12-13-2019	100,000,000	100,000,000

FHLB (1 Month LIBOR -0.06%) ±	2.28	12-16-2019	114,100,000	114,115,434

FHLB (1 Month LIBOR -0.08%) ±	2.28	2-7-2020	150,000,000	150,000,000

FHLB (1 Month LIBOR -0.06%) ±	2.30	8-7-2019	35,000,000	35,000,176

FHLB (z)	2.30	10-30-2019	52,000,000	51,703,600

FHLB (z)	2.30	11-1-2019	20,100,000	19,982,884

FHLB (1 Month LIBOR -0.03%) ±	2.30	11-13-2019	200,000,000	200,000,000

FHLB (1 Month LIBOR -0.05%) ±	2.32	10-9-2019	150,000,000	150,000,000

FHLB (3 Month LIBOR -0.13%) ±	2.32	1-13-2020	200,000,000	200,000,000

FHLB (3 Month LIBOR -0.20%) ±	2.32	2-18-2020	250,000,000	250,000,000

FHLB (3 Month LIBOR -0.20%) ±	2.32	11-26-2019	100,000,000	100,000,000

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  9

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)

FHLB (1 Month LIBOR -0.03%) ±	2.33%	11-8-2019	$250,000,000	$250,000,000

FHLB (3 Month LIBOR -0.12%) ±	2.33	12-13-2019	150,000,000	150,000,000

FHLB (3 Month LIBOR -0.19%) ±	2.33	2-20-2020	200,000,000	200,000,000

FHLB (3 Month LIBOR -0.19%) ±	2.33	8-28-2019	200,000,000	200,000,000

FHLB (z)	2.34	9-6-2019	200,000,000	199,534,000

FHLB (z)	2.34	9-9-2019	200,000,000	199,495,166

FHLB (1 Month LIBOR -0.01%) ±	2.36	1-7-2020	250,000,000	250,000,000

FHLB	2.40	6-17-2020	200,000,000	200,000,000

FHLB (3 Month LIBOR -0.12%) ±	2.41	3-5-2020	200,000,000	200,000,000

FHLB (z)	2.42	8-2-2019	400,000,000	399,973,224

FHLB (U.S. SOFR +0.03%) ±	2.42	3-27-2020	141,000,000	141,000,000

FHLB (U.S. SOFR +0.03%) ±	2.42	7-17-2020	278,000,000	278,000,000

FHLB (3 Month LIBOR -0.12%) ±	2.44	11-1-2019	200,000,000	200,000,000

FHLB (3 Month LIBOR -0.13%) ±	2.44	11-4-2019	300,000,000	300,000,000

FHLB (U.S. SOFR +0.05%) ±	2.44	9-28-2020	420,000,000	420,000,000

FHLB (U.S. SOFR +0.06%) ±	2.45	9-10-2019	75,000,000	75,000,000

FHLB (U.S. SOFR +0.08%) ±	2.47	6-11-2021	332,000,000	332,000,000

FHLB (z)	2.49	9-4-2019	100,000,000	99,767,762

FHLB	2.51	5-28-2020	150,000,000	150,000,000

FHLB	2.75	10-24-2019	9,775,000	9,775,164

FHLMC	2.46	4-8-2020	100,000,000	99,981,968

FHLMC (z)	2.48	9-3-2019	66,668,000	66,518,092

FHLMC	1.25	8-1-2019	63,648,000	63,648,000

FHLMC	1.25	10-2-2019	144,295,000	143,938,895

FHLMC	1.38	5-1-2020	115,500,000	114,957,059

FHLMC (1 Month LIBOR -0.10%) ±	2.26	8-8-2019	100,000,000	100,000,000

FHLMC (U.S. SOFR +0.03%) ±	2.42	9-9-2020	100,000,000	100,000,000

FHLMC	2.50	6-4-2020	300,000,000	300,018,986

FHLMC	2.51	6-3-2020	150,000,000	150,000,000

FHLMC	2.51	6-4-2020	150,000,000	150,000,000

FHLMC	2.53	5-29-2020	150,000,000	150,000,000

FNMA	0.88	8-2-2019	383,635,000	383,616,587

FNMA	1.00	8-28-2019	41,983,000	41,931,251

FNMA	1.00	10-24-2019	51,029,000	50,828,269

FNMA	1.50	2-28-2020	23,150,000	23,060,231

FNMA	1.50	6-22-2020	97,680,000	97,229,037

FNMA	1.63	1-21-2020	11,650,000	11,618,033

FNMA	1.65	1-17-2020	10,500,000	10,472,772

FNMA	1.75	9-12-2019	50,000,000	49,944,065

FNMA (U.S. SOFR +0.07%) ±	2.46	10-30-2019	25,000,000	25,000,000

FNMA (U.S. SOFR +0.10%) ±	2.49	4-30-2020	15,000,000	15,000,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	1-20-2027	68,000,000	68,000,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	8-15-2019	2,000,000	2,000,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	11-15-2022	18,987,500	18,987,500

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	11-15-2023	20,000,000	20,000,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	7-19-2027	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

10  |  Government Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31%	9-20-2027	$25,000,000	$25,000,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	6-28-2032	30,586,764	30,586,763

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	10-15-2039	14,965,000	14,965,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	10-15-2039	15,000,000	15,000,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	7-7-2040	19,982,840	19,982,840

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	7-7-2040	8,592,621	8,592,621

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	7-7-2040	8,492,707	8,492,707

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	7-7-2040	10,990,562	10,990,562

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	10-15-2040	7,000,000	7,000,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.40	11-15-2025	6,600,000	6,600,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.40	10-15-2032	21,879,487	21,879,487

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.40	6-15-2034	17,823,504	17,823,504

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.41	12-15-2019	5,544,000	5,544,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.41	7-9-2026	65,754,500	65,754,500

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.41	1-15-2030	15,849,057	15,849,057

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-2-2031	11,605,712	11,605,712

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-2-2031	8,717,859	8,717,859

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-2-2031	6,644,529	6,644,529

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-2-2031	5,800,388	5,800,388

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-2-2031	9,873,000	9,873,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-30-2031	11,383,010	11,383,010

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	5-15-2033	3,755,508	3,755,508

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	1-20-2035	12,000,000	12,000,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	1-20-2035	10,400,000	10,400,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	1-20-2035	9,900,000	9,900,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	1-20-2035	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42%	4-20-2035	$17,500,000	$17,500,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	4-20-2035	5,000,000	5,000,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	4-20-2035	5,000,000	5,000,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	1-15-2040	11,904,000	11,904,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	1-15-2040	3,968,000	3,968,000

Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	7-15-2040	9,791,100	9,791,100

Overseas Private Investment Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	8-15-2026	14,338,368	14,338,368

Overseas Private Investment Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-30-2031	4,481,500	4,481,500

Overseas Private Investment Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	1-15-2040	9,920,000	9,920,000

Overseas Private Investment Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	10-10-2025	6,191,100	6,191,100

Overseas Private Investment Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	9-20-2038	3,926,722	3,926,722

Overseas Private Investment Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-30-2031	10,486,710	10,486,710

Overseas Private Investment Corporation Series 2-2 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	7-15-2040	3,461,500	3,461,500

Overseas Private Investment Corporation Series 3 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	10-10-2025	8,048,430	8,048,430

Overseas Private Investment Corporation Series 3 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	7-15-2026	4,998,180	4,998,180

Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.40	11-15-2033	23,521,368	23,521,368

Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-2-2031	3,455,550	3,455,550

Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-30-2031	6,094,840	6,094,840

Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	1-20-2035	9,000,000	9,000,000

Overseas Private Investment Corporation Series 5 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-30-2031	6,274,100	6,274,100

Overseas Private Investment Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.31	7-7-2040	4,895,796	4,895,796

Overseas Private Investment Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-30-2031	6,274,100	6,274,100

Overseas Private Investment Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	4-20-2035	8,900,000	8,900,000

Overseas Private Investment Corporation Series 7 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-30-2031	3,585,200	3,585,200

Overseas Private Investment Corporation Series 7 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	1-20-2035	2,900,000	2,900,000

Overseas Private Investment Corporation Series 8 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-30-2031	13,444,500	13,444,500

The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)

Overseas Private Investment Corporation Series 9 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.40%	5-15-2030	$24,276,000	$24,276,000

Overseas Private Investment Corporation Series 9 (U.S. Treasury 3 Month Bill +0.00%) ±§	2.42	9-30-2031	4,212,610	4,212,610

Total Government Agency Debt (Cost $27,834,911,901)				27,834,911,901

Municipal Obligations: 0.03%

Washington: 0.01%

Variable Rate Demand Notes ø: 0.01%

Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	2.40	12-15-2036	1,295,000	1,295,000

Washington Housing Finance Commission Fairwinds Project Series B (Housing Revenue, FHLB LOC)	2.39	7-1-2041	2,945,000	2,945,000

Washington Housing Finance Commission Fairwinds Redmond Project (Housing Revenue, FHLB LOC)	2.39	7-1-2041	4,600,000	4,600,000

Washington Housing Finance Commission The Lodge at Eagle Ridge Series B (Housing Revenue, FHLB LOC)	2.39	8-1-2041	3,425,000	3,425,000

				12,265,000

Wisconsin: 0.02%

Variable Rate Demand Note ø: 0.02%

Wisconsin PFA Assisted Living Facilities Brannan Park Project (Housing Revenue, FHLB LOC)	2.18	1-1-2048	12,320,000	12,320,000

Total Municipal Obligations (Cost $24,585,000)				24,585,000

Repurchase Agreements ^^: 60.17%

Bank of America Corporation, dated 7-31-2019, maturity value $1,482,005,380 (1)	2.56	8-1-2019	1,481,900,000	1,481,900,000

Bank of Montreal, dated 7-15-2019, maturity value $350,487,958 (2)	2.39	8-5-2019	350,000,000	350,000,000

Bank of Nova Scotia, dated 7-31-2019, maturity value $1,855,130,881 (3)	2.54	8-1-2019	1,855,000,000	1,855,000,000

Barclays Capital Incorporated, dated 7-31-2019, maturity value $1,447,902,150 (4)	2.54	8-1-2019	1,447,800,000	1,447,800,000

BNP Paribas Securities Corporation, dated 7-18-2019, maturity value $552,062,500 (5)	2.25	9-16-2019	550,000,000	550,000,000

BNP Paribas Securities Corporation, dated 7-24-2019, maturity value $376,347,292 (6)	2.23	9-20-2019	375,000,000	375,000,000

BNP Paribas Securities Corporation, dated 7-31-2019, maturity value $100,007,056 (7)	2.54	8-1-2019	100,000,000	100,000,000

BNP Paribas Securities Corporation, dated 7-31-2019, maturity value $850,060,208 (8)	2.55	8-1-2019	850,000,000	850,000,000

Citibank NA, dated 7-25-2019, maturity value $250,118,611 (9)	2.44	8-1-2019	250,000,000	250,000,000

Citibank NA, dated 7-31-2019, maturity value $250,017,778 (10)	2.56	8-1-2019	250,000,000	250,000,000

Citigroup Global Markets Incorporated, dated 7-30-2019, maturity value $250,110,833 (11)	2.28	8-6-2019	250,000,000	250,000,000

Citigroup Global Markets Incorporated, dated 7-31-2019, maturity value $1,500,104,583 (12)	2.51	8-1-2019	1,500,000,000	1,500,000,000

Citigroup Global Markets Incorporated, dated 7-31-2019, maturity value $500,035,556 (13)	2.56	8-1-2019	500,000,000	500,000,000

Credit Agricole SA, dated 7-18-2019, maturity value $400,810,667 (14)§¢øø	2.28	8-19-2019	400,000,000	400,000,000

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)

Credit Agricole SA, dated 7-29-2019, maturity value $1,050,473,667 (15)	2.32%	8-5-2019	$1,050,000,000	$1,050,000,000

Credit Agricole SA, dated 7-30-2019, maturity value $300,133,000 (16)	2.28	8-6-2019	300,000,000	300,000,000

Daiwa Capital Markets America Incorporated, dated 7-30-2019, maturity value $1,000,443,333 (17)	2.28	8-6-2019	1,000,000,000	1,000,000,000

Daiwa Capital Markets America Incorporated, dated 7-31-2019, maturity value $500,035,278 (18)	2.54	8-1-2019	500,000,000	500,000,000

Deutsche Bank Securities, dated 7-31-2019, maturity value $2,000,142,222 (19)	2.56	8-1-2019	2,000,000,000	2,000,000,000

Fixed Income Clearing Corporation, dated 7-31-2019, maturity value $1,250,078,472 (20)	2.26	8-1-2019	1,250,000,000	1,250,000,000

Fixed Income Clearing Corporation, dated 7-31-2019, maturity value $1,250,088,194 (21)	2.54	8-1-2019	1,250,000,000	1,250,000,000

Fixed Income Clearing Corporation, dated 7-31-2019, maturity value $1,750,216,932 (22)	2.73	8-1-2019	1,750,084,218	1,750,084,218

Fixed Income Clearing Corporation, dated 7-31-2019, maturity value $2,000,138,889 (23)	2.50	8-1-2019	2,000,000,000	2,000,000,000

Fixed Income Clearing Corporation, dated 7-31-2019, maturity value $750,046,875 (24)	2.25	8-1-2019	750,000,000	750,000,000

Fixed Income Clearing Corporation, dated 7-31-2019, maturity value $8,500,607,507 (25)	2.57	8-1-2019	8,500,000,701	8,500,000,701

Goldman Sachs & Company, dated 7-31-2019, maturity value $109,007,600 (26)	2.51	8-1-2019	109,000,000	109,000,000

Goldman Sachs & Company, dated 7-31-2019, maturity value $370,021,583 (27)	2.10	8-1-2019	370,000,000	370,000,000

ING Financial Markets LLC, dated 5-6-2019, maturity value $101,258,833 (28)	2.49	11-4-2019	100,000,000	100,000,000

ING Financial Markets LLC, dated 5-20-2019, maturity value $201,271,000 (29)	2.46	8-21-2019	200,000,000	200,000,000

ING Financial Markets LLC, dated 6-20-2019, maturity value $201,165,000 (30)	2.33	9-18-2019	200,000,000	200,000,000

ING Financial Markets LLC, dated 7-12-2019, maturity value $301,620,667 (31)	2.21	10-8-2019	300,000,000	300,000,000

ING Financial Markets LLC, dated 7-16-2019, maturity value $351,955,236 (32)	2.21	10-15-2019	350,000,000	350,000,000

ING Financial Markets LLC, dated 7-26-2019, maturity value $200,384,056 (33)	2.23	8-26-2019	200,000,000	200,000,000

ING Financial Markets LLC, dated 7-29-2019, maturity value $250,464,583 (34)	2.23	8-28-2019	250,000,000	250,000,000

ING Financial Markets LLC, dated 7-31-2019, maturity value $400,028,333 (35)	2.55	8-1-2019	400,000,000	400,000,000

ING Financial Markets LLC, dated 7-31-2019, maturity value $400,029,025 (36)	2.53	8-1-2019	400,000,914	400,000,914

ING Financial Markets LLC, dated 7-31-2019, maturity value $400,175,000 (37)	2.25	8-7-2019	400,000,000	400,000,000

JPMorgan Securities, dated 7-31-2019, maturity value $500,101,667 (38)§¢øø	2.44	8-3-2019	500,000,000	500,000,000

Mitsubishi Bank, dated 5-20-2019, maturity value $201,263,889 (39)	2.50	8-19-2019	200,000,000	200,000,000

Mitsubishi Bank, dated 7-31-2019, maturity value $500,032,639 (40)	2.35	8-1-2019	500,000,000	500,000,000

Mizuho Bank, dated 7-31-2019, maturity value $650,045,861 (41)	2.54	8-1-2019	650,000,000	650,000,000

MUFG Securities Canada Limited, dated 7-30-2019, maturity value $250,112,778 (42)	2.32	8-6-2019	250,000,000	250,000,000

The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)

MUFG Securities Canada Limited, dated 7-31-2019, maturity value $1,200,084,000 (43)	2.52%	8-1-2019	$1,200,000,000	$1,200,000,000

MUFG Securities Canada Limited, dated 7-31-2019, maturity value $250,109,861 (44)	2.26	8-7-2019	250,000,000	250,000,000

Nomura Securities International Incorporated, dated 7-31-2019, maturity value $2,700,192,000 (45)	2.56	8-1-2019	2,700,000,000	2,700,000,000

Prudential Insurance Company of America, dated 7-31-2019, maturity value $102,131,012 (46)	2.56	8-1-2019	102,123,750	102,123,750

Prudential Insurance Company of America, dated 7-31-2019, maturity value $531,761,561 (47)	2.56	8-1-2019	531,723,750	531,723,750

RBC Capital Markets, dated 7-31-2019, maturity value $250,017,639 (48)	2.54	8-1-2019	250,000,000	250,000,000

RBC Capital Markets, dated 7-31-2019, maturity value $530,037,100 (49)	2.52	8-1-2019	530,000,000	530,000,000

RBS Securities Incorporated, dated 7-31-2019, maturity value $650,045,861 (50)	2.54	8-1-2019	650,000,000	650,000,000

Royal Bank of Canada, dated 7-31-2019, maturity value $1,100,077,611 (51)	2.54	8-1-2019	1,100,000,000	1,100,000,000

Societe Generale, dated 7-8-2019, maturity value $401,185,000 (52)	2.37	8-22-2019	400,000,000	400,000,000

Societe Generale, dated 7-31-2019, maturity value $2,000,142,778 (53)	2.57	8-1-2019	2,000,000,000	2,000,000,000

Standard Chartered Bank, dated 7-31-2019, maturity value $1,125,079,063 (54)	2.53	8-1-2019	1,125,000,000	1,125,000,000

Standard Chartered Bank, dated 7-31-2019, maturity value $400,028,333 (55)	2.55	8-1-2019	400,000,000	400,000,000

Sumitomo Mitsui Banking Corporation, dated 7-23-2019, maturity value $194,357,029 (56)	2.51	8-6-2019	194,167,500	194,167,500

Sumitomo Mitsui Banking Corporation, dated 7-24-2019, maturity value $201,191,663 (57)§¢øø	2.50	8-7-2019	200,996,250	200,996,250

Sumitomo Mitsui Banking Corporation, dated 7-25-2019, maturity value $620,417,690 (58)§¢øø	2.49	8-8-2019	619,817,500	619,817,500

Sumitomo Mitsui Banking Corporation, dated 7-26-2019, maturity value $620,355,129 (59)§¢øø	2.49	8-9-2019	619,755,000	619,755,000

Sumitomo Mitsui Banking Corporation, dated 7-30-2019, maturity value $308,137,869 (60)§¢øø	2.40	8-27-2019	307,563,750	307,563,750

TD Securities, dated 7-31-2019, maturity value $550,039,111 (61)	2.56	8-1-2019	550,000,000	550,000,000

Total Repurchase Agreements (Cost $49,619,933,333)				49,619,933,333

Treasury Debt: 6.72%

U.S. Treasury Bill (z)##	2.03	1-23-2020	190,000,000	188,143,542

U.S. Treasury Bill (z)	2.04	12-26-2019	240,000,000	238,019,420

U.S. Treasury Bill (z)##	2.04	1-16-2020	100,000,000	99,056,167

U.S. Treasury Bill (z)	2.05	1-30-2020	80,000,000	79,173,922

U.S. Treasury Bill (z)	2.09	1-2-2020	80,000,000	79,291,600

U.S. Treasury Bill (z)	2.10	1-9-2020	280,000,000	277,397,256

U.S. Treasury Bill (z)	2.47	8-8-2019	130,000,000	129,938,322

U.S. Treasury Bill (z)##	2.47	8-15-2019	200,000,000	199,809,950

U.S. Treasury Bill (z)	2.48	8-22-2019	100,000,000	99,857,083

U.S. Treasury Bill (z)	2.50	8-29-2019	125,000,000	124,760,347

U.S. Treasury Note	0.75	8-15-2019	70,000,000	69,950,073

U.S. Treasury Note	1.13	3-31-2020	125,000,000	124,240,872

U.S. Treasury Note	1.25	2-29-2020	370,000,000	368,227,412

U.S. Treasury Note	1.38	1-31-2020	100,000,000	99,630,923

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Treasury Debt (continued)

U.S. Treasury Note	1.38%	2-29-2020	$100,000,000	$99,610,591

U.S. Treasury Note	1.38	4-30-2020	50,000,000	49,730,859

U.S. Treasury Note	1.50	10-31-2019	70,000,000	69,821,484

U.S. Treasury Note	1.50	4-15-2020	30,000,000	29,882,721

U.S. Treasury Note	1.50	5-15-2020	80,000,000	79,666,786

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.10	10-31-2020	500,000,000	499,471,800

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.12%) ±	2.17	1-31-2021	1,120,000,000	1,119,367,964

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	2.19	4-30-2021	770,000,000	769,895,896

U.S. Treasury Note	2.25	2-29-2020	50,000,000	50,054,792

U.S. Treasury Note	2.25	3-31-2020	100,000,000	100,130,260

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.22%) ±	2.27	7-31-2021	50,000,000	50,000,000

U.S. Treasury Note	2.38	4-30-2020	180,000,000	180,456,057

U.S. Treasury Note	2.50	5-31-2020	130,000,000	130,465,097

U.S. Treasury Note	3.63	8-15-2019	30,000,000	30,011,627

U.S. Treasury Note	3.63	2-15-2020	100,000,000	100,817,731

Total Treasury Debt (Cost $5,536,880,554)				5,536,880,554

Total investments in securities (Cost $83,016,310,788)	100.67%	83,016,310,788

Other assets and liabilities, net	(0.67)	(548,437,529)

Total net assets	100.00%	$82,467,873,259

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.

§	The security is subject to a demand feature which reduces the effective maturity.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.50%, 3-20-2045 to 5-1-2049, fair value including accrued interest is $1,526,357,001.

(2)	U.S. government securities, 2.00% to 7.50%, 3-30-2020 to 10-20-2068, fair value including accrued interest is $360,381,096.

(3)	U.S. government securities, 2.40% to 6.50%, 11-1-2020 to 8-1-2049, fair value including accrued interest is $1,910,650,000.

(4)	U.S. government securities, 1.63% to 1.75%, 6-30-2021 to 7-15-2022, fair value including accrued interest is $1,476,756,026.

(5)	U.S. government securities, 0.00% to 7.50%, 9-30-2019 to 6-20-2049, fair value including accrued interest is $563,979,555.

(6)	U.S. government securities, 0.00% to 4.50%, 8-20-2019 to 2-15-2048, fair value including accrued interest is $382,500,289.

(7)	U.S. government securities, 0.00% to 8.75%, 9-12-2019 to 8-17-2038, fair value including accrued interest is $102,000,000.

(8)	U.S. government securities, 0.00% to 7.00%, 12-15-2019 to 6-20-2049, fair value including accrued interest is $870,084,277.

(9)	U.S. government securities, 0.00% to 8.60%, 8-15-2019 to 9-15-2065, fair value including accrued interest is $255,166,556.

(10)	U.S. government securities, 0.00% to 10.00%, 8-15-2019 to 10-20-2067, fair value including accrued interest is $255,162,010.

(11)	U.S. government securities, 0.00% to 11.00%, 8-29-2019 to 7-1-2049, fair value including accrued interest is $255,005,239.

(12)	U.S. government securities, 0.00% to 7.13%, 8-15-2019 to 2-15-2049, fair value including accrued interest is $1,530,000,000.

(13)	U.S. government securities, 0.63% to 8.13%, 7-15-2020 to 7-15-2021, fair value including accrued interest is $510,000,104.

(14)	U.S. government securities, 0.50% to 1.63%, 11-30-2020 to 1-15-2028, fair value including accrued interest is $408,000,011.

(15)	U.S. government securities, 2.50% to 6.00%, 1-1-2027 to 6-20-2049, fair value including accrued interest is $1,081,500,001.

The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

(16)	U.S. government securities, 3.00% to 5.00%, 3-15-2038 to 3-20-2049, fair value including accrued interest is $309,000,000.

(17)	U.S. government securities, 0.00% to 5.50%, 8-15-2019 to 8-1-2049, fair value including accrued interest is $1,026,543,463.

(18)	U.S. government securities, 0.00% to 6.50%, 8-15-2019 to 7-1-2049, fair value including accrued interest is $511,753,652.

(19)	U.S. government securities, 0.00% to 7.50%, 6-15-2020 to 8-1-2049, fair value including accrued interest is $2,054,756,714.

(20)	U.S. government securities, 1.75% to 2.63%, 11-30-2021 to 12-15-2021, fair value including accrued interest is $1,275,003,870.

(21)	U.S. government securities, 0.13% to 2.50%, 3-31-2024 to 2-15-2027, fair value including accrued interest is $1,275,002,368.

(22)	U.S. government securities, 2.63% to 2.88%, 2-28-2023 to 4-30-2025, fair value including accrued interest is $1,785,085,902.

(23)	U.S. government securities, 2.25% to 3.13%, 5-15-2028 to 2-15-2047, fair value including accrued interest is $2,040,002,300.

(24)	U.S. government securities, 1.88% to 2.88%, 6-30-2021 to 3-31-2022, fair value including accrued interest is $765,001,292.

(25)	U.S. government securities, 1.63% to 3.75%, 6-30-2020 to 2-15-2049, fair value including accrued interest is $8,670,000,715.

(26)	U.S. government securities, 0.75% to 8.50%, 1-1-2020 to 6-15-2053, fair value including accrued interest is $112,269,794.

(27)	U.S. government securities, 0.00% to 3.63%, 8-15-2019 to 5-15-2049, fair value including accrued interest is $377,400,000.

(28)	U.S. government securities, 2.51% to 5.00%, 11-1-2024 to 5-1-2058, fair value including accrued interest is $103,000,000.

(29)	U.S. government securities, 2.35% to 6.50%, 5-1-2023 to 7-1-2052, fair value including accrued interest is $206,000,000.

(30)	U.S. government securities, 2.24% to 5.00%, 11-1-2026 to 5-1-2058, fair value including accrued interest is $206,000,000.

(31)	U.S. government securities, 2.40% to 6.50%, 3-1-2024 to 5-1-2058, fair value including accrued interest is $309,000,000.

(32)	U.S. government securities, 2.77% to 7.00%, 6-1-2025 to 9-1-2057, fair value including accrued interest is $360,500,000.

(33)	U.S. government securities, 2.24% to 5.50%, 8-1-2024 to 5-1-2058, fair value including accrued interest is $206,000,001.

(34)	U.S. government securities, 2.44% to 5.50%, 12-1-2025 to 5-1-2058, fair value including accrued interest is $257,500,000.

(35)	U.S. government securities, 2.21% to 5.50%, 3-1-2025 to 5-1-2058, fair value including accrued interest is $412,000,000.

(36)	U.S. government securities, 1.75% to 2.50%, 10-31-2020 to 2-29-2024, fair value including accrued interest is $408,164,198.

(37)	U.S. government securities, 2.40% to 6.00%, 7-1-2024 to 9-1-2057, fair value including accrued interest is $412,000,000.

(38)	U.S. government securities, 0.00% to 9.38%, 10-15-2020 to 2-15-2048, fair value including accrued interest is $510,087,265.

(39)	U.S. government securities, 2.14% to 5.50%, 8-1-2023 to 7-1-2049, fair value including accrued interest is $206,000,000.

(40)	U.S. government securities, 0.00% to 5.50%, 10-1-2023 to 7-1-2049, fair value including accrued interest is $514,947,838.

(41)	U.S. government securities, 2.00% to 7.00%, 10-1-2019 to 11-1-2048, fair value including accrued interest is $669,500,000.

(42)	U.S. government securities, 1.25% to 4.50%, 1-31-2021 to 2-15-2036, fair value including accrued interest is $255,000,003.

(43)	U.S. government securities, 1.25% to 3.00%, 9-30-2020 to 2-15-2048, fair value including accrued interest is $1,224,000,000.

(44)	U.S. government securities, 1.25% to 3.00%, 11-15-2020 to 11-15-2045, fair value including accrued interest is $255,000,011.

(45)	U.S. government securities, 0.00% to 9.00%, 12-1-2019 to 1-20-2069, fair value including accrued interest is $2,780,635,457.

(46)	U.S. government securities, 0.00% to 3.00%, 5-15-2020 to 5-15-2045, fair value including accrued interest is $104,166,225.

(47)	U.S. government securities, 0.00%, 11-15-2021 to 11-15-2029, fair value is $542,358,225.

(48)	U.S. government securities, 0.00% to 6.50%, 9-10-2019 to 5-20-2049, fair value including accrued interest is $257,486,499.

(49)	U.S. government securities, 0.00% to 3.63%, 11-30-2019 to 8-15-2048, fair value including accrued interest is $540,600,032.

(50)	U.S. government securities, 0.00% to 6.63%, 8-15-2019 to 11-15-2048, fair value including accrued interest is $663,000,007.

(51)	U.S. government securities, 2.50% to 7.00%, 11-1-2022 to 6-20-2049, fair value including accrued interest is $1,133,000,001.

(52)	U.S. government securities, 0.00% to 2.88%, 8-1-2019 to 8-15-2028, fair value including accrued interest is $408,000,038.

(53)	U.S. government securities, 1.55% to 5.00%, 9-30-2021 to 7-20-2067, fair value including accrued interest is $2,059,856,239.

(54)	U.S. government securities, 1.38% to 6.00%, 11-30-2019 to 2-15-2049, fair value including accrued interest is $1,147,500,066.

(55)	U.S. government securities, 0.00% to 6.50%, 9-12-2019 to 1-20-2064, fair value including accrued interest is $411,804,457.

(56)	U.S. government securities, 3.50%, 2-1-2047 to 5-1-2048, fair value including accrued interest is $200,596,447.

(57)	U.S. government securities, 1.75% to 2.75%, 1-15-2021 to 1-31-2025, fair value including accrued interest is $205,145,170.

(58)	U.S. government securities, 2.00% to 3.50%, 12-1-2046 to 1-15-2021, fair value including accrued interest is $639,985,315.

(59)	U.S. government securities, 3.50%, 8-1-2047 to 5-1-2048, fair value including accrued interest is $640,268,888.

(60)	U.S. government securities, 3.50%, 12-1-2047, fair value including accrued interest is $317,306,651.

(61)	U.S. government securities, 3.50% to 4.50%, 6-15-2039 to 7-1-2049, fair value including accrued interest is $566,500,000.

Abbreviations:

FFCB	Federal Farm Credit Banks

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

PFA	Public Finance Authority

SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Statement of assets and liabilities—July 31, 2019 (unaudited)

Assets
Investments in repurchase agreements, at amortized cost	$49,619,933,333
Investments in unaffiliated securities, at amortized cost	33,396,377,455
Cash	2,175,726
Receivable for Fund shares sold	4,182,997
Receivable for interest	70,266,721
Prepaid expenses and other assets	1,096,351

Total assets	83,094,032,583

Liabilities
Payable for investments purchased	539,170,927
Dividends payable	69,290,957
Management fee payable	7,112,628
Payable for Fund shares redeemed	4,063,323
Administration fees payable	3,946,539
Trustees’ fees and expenses payable	2,176
Distribution fee payable	30
Accrued expenses and other liabilities	2,572,744

Total liabilities	626,159,324

Total net assets	$82,467,873,259

Net assets consist of
Paid-in capital	$82,467,710,121
Total distributable earnings	163,138

Total net assets	$82,467,873,259

Computation of net asset value per share
Net assets – Class A	$330,714,150
Shares outstanding – Class A1	330,713,554
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$2,671,694,433
Shares outstanding – Administrator Class[1]	2,671,686,917
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$27,028,296,788
Shares outstanding – Institutional Class[1]	27,028,314,333
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$50,570,164,394
Shares outstanding – Select Class[1]	50,570,055,992
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,866,903,419
Shares outstanding – Service Class[1]	1,866,901,154
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$100,075
Shares outstanding – Sweep Class[1]	100,075
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Statement of operations—six months ended July 31, 2019 (unaudited)

Investment income
Interest	$938,909,391

Expenses
Management fee	50,354,563
Administration fees
Class A	350,945
Administrator Class	1,293,196
Institutional Class	10,632,733
Select Class	8,986,307
Service Class	1,143,180
Sweep Class	14
Shareholder servicing fees
Class A	398,801
Administrator Class	1,292,779
Service Class	2,370,030
Sweep Class	125
Distribution fee
Sweep Class	174
Custody and accounting fees	1,097,779
Professional fees	29,523
Registration fees	199,185
Shareholder report expenses	95,568
Trustees’ fees and expenses	10,561
Other fees and expenses	244,829

Total expenses	78,500,292
Less: Fee waivers and/or expense reimbursements	(10,395,118)

Net expenses	68,105,174

Net investment income	870,804,217
Net realized losses on investments	(2,695)

Net increase in net assets resulting from operations	$870,801,522

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  19

Statement of changes in net assets

	Six months ended July 31, 2019 (unaudited)		Year ended January 31, 2019

Operations
Net investment income		$870,804,217		$1,305,787,958
Net realized gains (losses) on investments		(2,695)		113,882

Net increase in net assets resulting from operations		870,801,522		1,305,901,840

Distributions to shareholders from net investment income and net realized gains
Class A		(2,969,385)		(3,957,680)
Administrator Class		(27,476,941)		(29,903,434)
Institutional Class		(300,488,811)		(426,556,283)
Select Class		(521,176,563)		(811,926,883)
Service Class		(18,691,675)		(33,480,248)
Sweep Class		(842)		(1,208)

Total distributions to shareholders		(870,804,217)		(1,305,825,736)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	128,728,249	128,728,249	180,404,669	180,404,669
Administrator Class	6,713,911,985	6,713,911,985	12,061,432,644	12,061,432,644
Institutional Class	97,991,832,692	97,991,832,692	167,832,722,754	167,832,722,754
Select Class	235,878,444,980	235,878,444,980	503,603,165,936	503,603,165,936
Service Class	27,011,989,952	27,011,989,952	67,069,453,268	67,069,453,268

		367,724,907,858		750,747,179,271

Reinvestment of distributions
Class A	2,955,691	2,955,691	3,921,415	3,921,415
Administrator Class	9,195,162	9,195,162	9,796,111	9,796,111
Institutional Class	95,145,868	95,145,868	141,402,397	141,402,397
Select Class	341,980,237	341,980,237	518,390,777	518,390,777
Service Class	2,190,027	2,190,027	4,616,938	4,616,938

		451,466,985		678,127,638

Payment for shares redeemed
Class A	(112,588,373)	(112,588,373)	(137,442,666)	(137,442,666)
Administrator Class	(6,462,902,960)	(6,462,902,960)	(11,214,508,321)	(11,214,508,321)
Institutional Class	(97,059,192,027)	(97,059,192,027)	(163,904,920,231)	(163,904,920,231)
Select Class	(230,985,746,548)	(230,985,746,548)	(505,074,881,063)	(505,074,881,063)
Service Class	(27,003,655,519)	(27,003,655,519)	(67,724,591,715)	(67,724,591,715)

		(361,624,085,427)		(748,056,343,996)

Net increase in net assets resulting from capital share transactions		6,552,289,416		3,368,962,913

Total increase in net assets		6,552,286,721		3,369,039,017

Net assets
Beginning of period		75,915,586,538		72,546,547,521

End of period		$82,467,873,259		$75,915,586,538

The accompanying notes are an integral part of these financial statements.

20  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.93%	1.38%	0.38%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Net expenses	0.60%	0.60%	0.61%	0.41%	0.13%	0.09%
Net investment income	1.86%	1.39%	0.38%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$330,714	$311,616	$264,735	$274,083	$265,119	$308,757

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]

Total from investment operations	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.06%	1.65%	0.65%	0.10%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.34%	0.34%	0.34%	0.31%	0.12%	0.09%
Net investment income	2.12%	1.67%	0.72%	0.11%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,671,694	$2,411,490	$1,554,764	$443,500	$382,043	$644,666

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]

Total from investment operations	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.13%	1.79%	0.79%	0.24%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.17%	0.12%	0.09%
Net investment income	2.26%	1.79%	0.79%	0.25%	0.02%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$27,028,297	$26,000,569	$21,931,321	$23,242,417	$14,212,988	$17,509,698

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SELECT CLASS		2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.02	0.01	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	(0.00)[3]	0.00 [2]	0.00	0.00 [2]	0.00 [2]

Total from investment operations	0.01	0.02	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.16%	1.85%	0.85%	0.30%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.14%	0.14%	0.14%	0.11%	0.10%
Net investment income	2.32%	1.82%	0.86%	0.34%	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$50,570,164	$45,335,385	$46,288,730	$38,999,425	$7,985,195

[1]	For the period from June 30, 2015 (commencement of class operations) to January 31, 2016

[2]	Amount is less than $0.005.

[3]	Amount is more than $(0.005).

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SERVICE CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.98%	1.48%	0.49%	0.02%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Net expenses	0.50%	0.50%	0.50%	0.40%	0.13%	0.09%
Net investment income	1.96%	1.45%	0.48%	0.02%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,866,903	$1,856,426	$2,506,898	$2,992,780	$2,963,813	$4,129,813

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SWEEP CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.84%	1.21%	0.24%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.77%	0.96%	0.96%	0.96%
Net expenses	0.77%	0.77%	0.75%	0.38%	0.13%	0.09%
Net investment income	1.70%	1.21%	0.24%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$100	$100	$2,977	$6,615

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26  |  Government Money Market Funds

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance

Government Money Market Funds  |  27

Notes to financial statements (unaudited)

with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2019, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Government agency debt	$0	$27,834,911,901	$0	$27,834,911,901

Municipal obligations	0	24,585,000	0	24,585,000

Repurchase agreements	0	49,619,933,333	0	49,619,933,333

Treasury debt	0	5,536,880,554	0	5,536,880,554

Total assets	$0	$83,016,310,788	$0	$83,016,310,788

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2019, the Fund did not have any transfers into/out of Level 3.

28  |  Government Money Market Funds

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended July 31, 2019, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A	0.22%

Administrator Class	0.10

Institutional Class	0.08

Select Class	0.04

Service Class	0.12

Sweep Class	0.03

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 0.34% for Administrator Class shares, 0.20% for Institutional Class shares, 0.14% for Select Class shares, 0.50% for Service Class shares, and 0.77% for Sweep Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2019, the Fund’s expenses were capped at 0.35% for Administrator Class shares.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Government Money Market Funds  |  29

Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

30  |  Government Money Market Funds

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

Government Money Market Funds  |  31

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

32  |  Government Money Market Funds

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Government Money Market Funds  |  33

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

34  |  Government Money Market Funds

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Government Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Government Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Government Money Market Funds  |  35

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Lipper U.S. Government Money Market Funds, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for each share class. The Board noted that the net operating expense ratio caps for the Fund’s Administrator Class would be reduced.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

36  |  Government Money Market Funds

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Government Money Market Funds  |  37

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

405491 09-19

SA303/SAR303 07-19

Semi-Annual Report

July 31, 2019

Government Money Market Funds

∎	Wells Fargo 100% Treasury Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Government Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo 100% Treasury Money Market Fund for the six-month period that ended July 31, 2019. Global stock and bond investors enjoyed gains that came amid continued concerns about global economic growth, international trade, geopolitical tensions, and bouts of market volatility. These concerns grew more intense as the period closed.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 11.32% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 4.34%. The MSCI EM Index (Net)3 inched higher by 0.44%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.23%, the Bloomberg Barclays Global Aggregate ex-USD Index5 added 2.33%, the Bloomberg Barclays Municipal Bond Index6 gained 5.15%, and the ICE BofAML U.S. High Yield Index7 added 5.86%.

Concerns for slowing global growth reemerge during the first quarter of 2019.

After the S&P 500 Index’s best monthly performance in 30 years during January and positive returns for other major indices across major asset classes, signs of slowing global growth grew more ominous in February. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, a combination of dovish U.S. Federal Reserve (Fed) sentiment and steady, if not spectacular, U.S. economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth. During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. GDP of an annualized rate of 3.2%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)

During May 2019, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs.

President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Despite the accommodative approach of central banks, investors continued to have misgivings about the durability of economic growth globally and a pervasively cautious tone influenced the world’s equity and fixed-income markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May 2019, markets tumbled on mixed investment signals.”

“In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Government Money Market Funds  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®‡

Jeffrey L. Weaver, CFA®‡

Laurie White

Average annual total returns (%) as of July 31, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class A (WFTXX)	11-8-1999	1.72	0.51	0.26	0.62	0.60

Administrator Class (WTRXX)[3]	6-30-2010	2.03	0.69	0.35	0.35	0.30

Institutional Class (WOTXX)[4]	10-31-2014	2.13	0.76	0.39	0.23	0.20

Service Class (NWTXX)	12-3-1990	1.82	0.58	0.29	0.52	0.50

Sweep Class[5]	6-30-2010	1.50	0.42	0.22	0.78	0.78

Yield summary (%) as of July 31, 20192

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class

7-day current yield	1.63	1.93	2.03	1.73	1.46

7-day compound yield	1.65	1.95	2.05	1.75	1.47

30-day simple yield	1.67	1.97	2.07	1.77	1.49

30-day compound yield	1.68	1.99	2.09	1.78	1.50

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

4  |  Government Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2019[6]

Effective maturity distribution as of July 31, 2019[6]

Weighted average maturity as of July 31, 2019[7]

33 days

Weighted average life as of July 31, 2019[8]

106 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.62%, 1.89%, 2.01%, 1.72%, and 1.46% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns for Administrator Class shares would be higher.

[4]

Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[5]

Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns for Sweep Class shares would be lower.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[8]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2019 to July 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2019	Ending account value 7-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,008.99	$2.99	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%

Administrator Class

Actual	$1,000.00	$1,010.49	$1.50	0.30%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%

Institutional Class

Actual	$1,000.00	$1,010.99	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%

Service Class

Actual	$1,000.00	$1,009.49	$2.49	0.50%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

Sweep Class

Actual	$1,000.00	$1,007.94	$4.03	0.81%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06	0.81%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Government Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Treasury Debt: 97.75%

U.S. Treasury Bill (z)	2.02%	1-23-2020	$40,000,000	$39,611,840

U.S. Treasury Bill (z)	2.04	12-26-2019	60,000,000	59,504,855

U.S. Treasury Bill (z)	2.04	1-16-2020	20,000,000	19,811,233

U.S. Treasury Bill (z)	2.05	10-24-2019	190,000,000	189,094,492

U.S. Treasury Bill (z)	2.06	1-30-2020	30,000,000	29,690,221

U.S. Treasury Bill (z)	2.08	1-2-2020	50,000,000	49,559,817

U.S. Treasury Bill (z)	2.09	10-31-2019	190,000,000	188,999,581

U.S. Treasury Bill (z)	2.10	2-27-2020	20,000,000	19,759,083

U.S. Treasury Bill (z)	2.10	9-26-2019	90,000,000	89,707,680

U.S. Treasury Bill (z)	2.11	9-17-2019	190,000,000	189,477,595

U.S. Treasury Bill (z)	2.12	8-20-2019	1,097,760,000	1,096,534,734

U.S. Treasury Bill (z)	2.12	8-27-2019	1,250,000,000	1,248,087,736

U.S. Treasury Bill (z)	2.12	10-17-2019	190,000,000	189,142,519

U.S. Treasury Bill (z)	2.14	9-24-2019	240,000,000	239,233,200

U.S. Treasury Bill (z)	2.15	9-10-2019	140,000,000	139,667,111

U.S. Treasury Bill (z)	2.15	12-19-2019	40,000,000	39,668,667

U.S. Treasury Bill (z)	2.16	8-13-2019	810,110,000	809,527,253

U.S. Treasury Bill (z)	2.17	9-3-2019	390,000,000	389,226,709

U.S. Treasury Bill (z)	2.18	9-19-2019	190,000,000	189,439,331

U.S. Treasury Bill (z)	2.18	12-12-2019	30,000,000	29,761,431

U.S. Treasury Bill (z)	2.20	8-6-2019	1,412,380,000	1,411,948,570

U.S. Treasury Bill (z)	2.21	10-10-2019	190,000,000	189,187,222

U.S. Treasury Bill (z)	2.26	9-12-2019	240,000,000	239,370,560

U.S. Treasury Bill (z)	2.27	10-3-2019	633,765,000	631,264,810

U.S. Treasury Bill (z)	2.29	8-1-2019	294,670,000	294,670,000

U.S. Treasury Bill (z)	2.30	9-5-2019	190,000,000	189,576,986

U.S. Treasury Bill (z)	2.36	8-22-2019	260,000,000	259,644,867

U.S. Treasury Bill (z)	2.36	8-29-2019	220,000,000	219,599,639

U.S. Treasury Bill (z)	2.40	8-15-2019	280,000,000	279,740,525

U.S. Treasury Bill (z)	2.41	8-8-2019	270,000,000	269,874,467

U.S. Treasury Bill (z)	3.90	1-9-2020	40,000,000	39,628,179

U.S. Treasury Note	0.75	8-15-2019	30,000,000	29,978,603

U.S. Treasury Note	1.00	10-15-2019	30,000,000	29,894,079

U.S. Treasury Note	1.25	2-29-2020	70,000,000	69,663,558

U.S. Treasury Note	1.38	1-31-2020	20,000,000	19,926,185

U.S. Treasury Note	1.38	2-29-2020	20,000,000	19,922,118

U.S. Treasury Note	1.38	4-30-2020	20,000,000	19,892,344

U.S. Treasury Note	1.50	10-31-2019	50,000,000	49,872,611

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.00%) ±	2.05	1-31-2020	270,000,000	269,969,265

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	2.08	4-30-2020	360,000,000	359,998,234

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	2.09	7-31-2020	265,000,000	264,968,843

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.10	10-31-2019	195,000,000	195,007,515

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.10	10-31-2020	355,000,000	354,791,387

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.12%) ±	2.17	1-31-2021	350,000,000	349,831,043

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	2.19	4-30-2021	300,000,000	299,849,620

U.S. Treasury Note	2.25	2-29-2020	20,000,000	20,021,917

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  7

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Treasury Debt (continued)

U.S. Treasury Note	2.25%	3-31-2020	$20,000,000	$20,026,052

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.22%) ±	2.27	7-31-2021	70,000,000	70,000,000

U.S. Treasury Note	2.50	5-31-2020	40,000,000	40,143,107

U.S. Treasury Note	3.63	8-15-2019	10,000,000	10,003,876

U.S. Treasury Note	3.63	2-15-2020	30,000,000	30,245,319

Total Treasury Debt (Cost $11,794,016,589)				11,794,016,589

Total investments in securities (Cost $11,794,016,589)	97.75%	11,794,016,589

Other assets and liabilities, net	2.25	272,073,727

Total net assets	100.00%	$12,066,090,316

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

8  |  Government Money Market Funds

Statement of assets and liabilities—July 31, 2019 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$11,794,016,589
Cash	2,616
Receivable for investments sold	493,599,893
Receivable for Fund shares sold	8,468,712
Receivable for interest	2,238,596
Prepaid expenses and other assets	131,660

Total assets	12,298,458,066

Liabilities
Payable for investments purchased	218,689,802
Dividends payable	8,213,914
Payable for Fund shares redeemed	1,684,197
Management fee payable	1,245,565
Administration fees payable	990,469
Distribution fee payable	126,523
Trustees’ fees and expenses payable	2,487
Accrued expenses and other liabilities	1,414,793

Total liabilities	232,367,750

Total net assets	$12,066,090,316

Net assets consist of
Paid-in capital	$12,065,786,192
Total distributable earnings	304,124

Total net assets	$12,066,090,316

Computation of net asset value per share
Net assets – Class A	$343,760,942
Shares outstanding – Class A1	343,736,725
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$628,673,291
Shares outstanding – Administrator Class[1]	628,628,649
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$7,247,011,255
Shares outstanding – Institutional Class[1]	7,246,518,778
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$3,406,191,134
Shares outstanding – Service Class[1]	3,405,966,546
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$440,453,694
Shares outstanding – Sweep Class[1]	440,425,042
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  9

Statement of operations—six months ended July 31, 2019 (unaudited)

Investment income
Interest	$141,128,912

Expenses
Management fee	10,285,807
Administration fees
Class A	376,335
Administrator Class	312,776
Institutional Class	2,875,134
Service Class	1,911,296
Sweep Class	63,345
Shareholder servicing fees
Class A	427,653
Administrator Class	312,425
Service Class	3,974,646
Sweep Class	527,874
Distribution fee
Sweep Class	739,024
Custody and accounting fees	123,659
Professional fees	26,071
Registration fees	61,178
Trustees’ fees and expenses	6,959
Other fees and expenses	63,669

Total expenses	22,087,851
Less: Fee waivers and/or expense reimbursements	(3,259,592)

Net expenses	18,828,259

Net investment income	122,300,653
Net realized gains on investments	500,410

Net increase in net assets resulting from operations	$122,801,063

The accompanying notes are an integral part of these financial statements.

10  |  Government Money Market Funds

Statement of changes in net assets

	Six months ended July 31, 2019 (unaudited)		Year ended January 31, 2019

Operations
Net investment income		$122,300,653		$174,142,362
Net realized gains (losses) on investments		500,410		(440,382)

Net increase in net assets resulting from operations		122,801,063		173,701,980

Distributions to shareholders from net investment income and net realized gains
Class A		(3,088,582)		(3,585,269)
Administrator Class		(6,584,998)		(12,151,739)
Institutional Class		(79,210,404)		(112,222,067)
Service Class		(30,343,364)		(40,839,299)
Sweep Class		(3,369,863)		(4,851,067)

Total distributions to shareholders		(122,597,211)		(173,649,441)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	538,837,903	538,837,903	1,137,578,905	1,137,578,905
Administrator Class	1,454,337,211	1,454,337,211	2,946,536,440	2,946,536,440
Institutional Class	13,674,598,939	13,674,598,939	20,906,716,859	20,906,716,859
Service Class	8,194,475,266	8,194,475,266	16,011,789,165	16,011,789,165
Sweep Class	2,185,977,743	2,185,977,743	4,479,924,845	4,479,924,845

		26,048,227,062		45,482,546,214

Reinvestment of distributions
Class A	3,085,621	3,085,621	3,581,445	3,581,445
Administrator Class	3,618,545	3,618,545	6,604,565	6,604,565
Institutional Class	52,839,724	52,839,724	78,887,331	78,887,331
Service Class	9,285,223	9,285,223	9,489,778	9,489,778
Sweep Class	3,369,863	3,369,863	4,851,067	4,851,067

		72,198,976		103,414,186

Payment for shares redeemed
Class A	(582,179,305)	(582,179,305)	(1,048,396,260)	(1,048,396,260)
Administrator Class	(1,521,533,205)	(1,521,533,205)	(3,175,348,441)	(3,175,348,441)
Institutional Class	(13,777,227,123)	(13,777,227,123)	(18,389,742,128)	(18,389,742,128)
Service Class	(7,594,046,967)	(7,594,046,967)	(16,170,354,767)	(16,170,354,767)
Sweep Class	(2,167,946,107)	(2,167,946,107)	(4,547,426,565)	(4,547,426,565)

		(25,642,932,707)		(43,331,268,161)

Net increase in net assets resulting from capital share transactions		477,493,331		2,254,692,239

Total increase in net assets		477,697,183		2,254,744,778

Net assets
Beginning of period		11,588,393,133		9,333,648,355

End of period		$12,066,090,316		$11,588,393,133

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1,2]	(0.00)[2,3]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[3]	(0.00)[3]	0.00 [1]	(0.00)[3]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	(0.00)[3]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.90%	1.35%	0.32%	0.01%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.65%	0.71%	0.79%	0.79%	0.79%	0.79%
Net expenses	0.60%	0.62%	0.64%	0.36%	0.08%	0.04%
Net investment income (loss)	1.80%	1.35%	0.31%	0.00%	0.00%	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$343,761	$384,013	$291,246	$363,639	$464,176	$1,009,623

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Amount is more than $(0.005).

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.01	0.02	0.01	0.00 [1]	0.00 [1]	(0.00)[2,3]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[2]	(0.00)[2]	0.00 [1]	(0.00)[2]	0.00 [1]

Total from investment operations	0.01	0.02	0.01	0.00 [1]	(0.00)[2]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	1.05%	1.67%	0.67%	0.07%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.44%	0.52%	0.52%	0.51%	0.51%
Net expenses	0.30%	0.30%	0.30%	0.30%	0.08%	0.04%
Net investment income (loss)	2.10%	1.63%	0.65%	0.06%	0.00%	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$628,673	$692,247	$914,471	$1,226,947	$1,945,991	$2,656,805

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.01	0.02	0.01	0.00 [2]	0.00 [2]	(0.00)[3,4]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[3]	(0.00)[3]	0.00 [2]	(0.00)[3]	0.00 [2]

Total from investment operations	0.01	0.02	0.01	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[5]	1.10%	1.77%	0.77%	0.17%	0.01%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.26%	0.31%	0.40%	0.40%	0.40%	0.39%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.11%	0.04%
Net investment income (loss)	2.20%	1.79%	0.78%	0.18%	0.01%	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$7,247,011	$7,296,690	$4,700,731	$3,566,678	$632,263	$100

[1]	For the period from October 31, 2014 (commencement of class operations) to January 31, 2015

[2]	Amount is less than $0.005.

[3]	Amount is more than $(0.005).

[4]	Calculated based upon average shares outstanding

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SERVICE CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2,3]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[2]	(0.00)[2]	0.00 [1]	(0.00)[2]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.95%	1.46%	0.46%	0.01%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.61%	0.69%	0.69%	0.69%	0.68%
Net expenses	0.50%	0.50%	0.50%	0.36%	0.09%	0.05%
Net investment income (loss)	1.90%	1.45%	0.45%	0.00%	0.00%	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$3,406,191	$2,796,397	$2,945,498	$3,337,172	$5,614,425	$6,962,725

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SWEEP CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2,3]
Net realized gains (losses) on investments	0.00 [1]	(0.00)[2]	(0.00)[2]	0.00 [1]	(0.00)[2]	0.00 [1]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	(0.00)[2]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.79%	1.13%	0.18%	0.01%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.87%	0.95%	1.11%	1.14%	1.14%
Net expenses	0.81%	0.83%	0.77%	0.36%	0.09%	0.04%
Net investment income (loss)	1.59%	1.14%	0.16%	0.00%	0.00%	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$440,454	$419,046	$481,702	$672,256	$473,246	$427,778

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Government Money Market Funds  |  17

Notes to financial statements (unaudited)

As of July 31, 2019, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Treasury debt	$0	$11,794,016,589	$0	$11,794,016,589

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

	Management fee

Average daily net assets	Current rate	Rate prior to June 1, 2019

First $5 billion	0.15%	0.20%

Next $5 billion	0.14	0.19

Over $10 billion	0.13	0.18

For the six months ended July 31, 2019, the management fee was equivalent to an annual rate of 0.17% of the Fund’s average daily net assets.

18  |  Government Money Market Funds

Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A	0.22%

Administrator Class	0.10

Institutional Class	0.08

Service Class	0.12

Sweep Class	0.03

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.50% for Service Class shares, and 0.78% for Sweep Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2019, the Fund’s expenses were capped at 0.83% for Sweep Class shares.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Government Money Market Funds  |  19

Notes to financial statements (unaudited)

6. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

20  |  Government Money Market Funds

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

Government Money Market Funds  |  21

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

22  |  Government Money Market Funds

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Government Money Market Funds  |  23

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

24  |  Government Money Market Funds

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo 100% Treasury Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo 100% Treasury Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Government Money Market Funds  |  25

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Service Class) was higher than or equal to the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than or equal to its benchmark index, the Lipper U.S. Treasury Money Market Funds, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also discussed and accepted Funds Management’s proposal to revise the Management Agreement to reduce the management fees paid by the Fund to Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

26  |  Government Money Market Funds

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders. The Board also discussed and accepted Funds Management’s proposal to revise the Management Agreement to reduce the management fees paid by the Fund to Funds Management.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Government Money Market Funds  |  27

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

405492 09-19

SA300/SAR300 07-19

Semi-Annual Report

July 31, 2019

Government Money Market Funds

∎	Wells Fargo Treasury Plus Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2019, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Government Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Treasury Plus Money Market Fund for the six-month period that ended July 31, 2019. Global stock and bond investors enjoyed gains that came amid continued concerns about global economic growth, international trade, geopolitical tensions, and bouts of market volatility. These concerns grew more intense as the period closed.

For the period, U.S. stocks, based on the S&P 500 Index,1 gained 11.32% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 added 4.34%. The MSCI EM Index (Net)3 inched higher by 0.44%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.23%, the Bloomberg Barclays Global Aggregate ex-USD Index5 added 2.33%, the Bloomberg Barclays Municipal Bond Index6 gained 5.15%, and the ICE BofAML U.S. High Yield Index7 added 5.86%.

Concerns for slowing global growth reemerge during the first quarter of 2019.

After the S&P 500 Index’s best monthly performance in 30 years during January and positive returns for other major indices across major asset classes, signs of slowing global growth grew more ominous in February. The Bureau of Economic Analysis announced fourth-quarter 2018 gross domestic product (GDP) grew at an annualized 2.2% rate, down from the levels of the prior two quarters. In a February report, the Bank of England forecast the slowest growth since the financial crisis for 2019. China and the U.S. continued to wrangle over trade issues.

By the end of March 2019, a combination of dovish U.S. Federal Reserve (Fed) sentiment and steady, if not spectacular, U.S. economic and business metrics reinforced investors’ confidence. Monthly job creation data and corporate profits, while less consistent than during 2018, were solid. China announced a roughly $300 billion stimulus package through tax and fee cuts intended to reinvigorate economic growth. During April 2019, favorable sentiment found additional support in reports of sustained low inflation, solid employment data, and first-quarter U.S. GDP of an annualized rate of 3.2%.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2019. ICE Data Indices, LLC. All rights reserved.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)

During May 2019, markets tumbled on mixed investment signals. In the U.S., partisan wrangling ramped up as Democrats and Republicans set their sights on 2020 presidential politics. The U.K.’s Brexit caused Prime Minister Theresa May to resign. The European Commission downgraded the 2019 growth forecast to 1.2%. The U.S. increased tariffs on products from China, China responded, and then talks broke down. President Donald Trump threatened to turn his foreign policy tariff tool to Mexico over immigration issues.

As had been the case during most of 2019 to date, just as the investment horizon appeared to darken, sentiment turned and U.S. equity markets gained during June and July. The gains, primarily driven by geopolitical and monetary policy events, pushed equity markets to new highs.

President Mario Draghi of the European Central Bank said that if the outlook doesn’t improve, the bank will cut rates or buy more assets to prop up inflation. President Trump backed off of tariff threats against Mexico and China. In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.

Later in July 2019, the U.S. reversed course and threatened to impose higher tariffs on China’s exports after talks failed. China responded with tariff threats of its own and devalued the renminbi, a move that roiled global markets. Despite the accommodative approach of central banks, investors continued to have misgivings about the durability of economic growth globally and a pervasively cautious tone influenced the world’s equity and fixed-income markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

“During May 2019, markets tumbled on mixed investment signals.”

“In the U.S., the Fed implemented a 0.25% federal funds rate cut in July 2019.”

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

Government Money Market Funds  |  3

Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®‡

Jeffrey L. Weaver, CFA®‡

Laurie White

Average annual total returns (%) as of July 31, 2019

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class A (PIVXX)	7-28-2003	1.75	0.54	0.27	0.61	0.60

Administrator Class (WTPXX)	3-31-2008	2.01	0.68	0.34	0.34	0.34

Institutional Class (PISXX)	8-11-1995	2.16	0.78	0.40	0.22	0.20

Select Class[3]	3-15-2019	2.17	0.78	0.40	0.18	0.14

Service Class (PRVXX)	10-1-1985	1.90	0.62	0.31	0.51	0.45

Sweep Class[4]	6-30-2010	1.58	0.46	0.23	0.77	0.77

Yield summary (%) as of July 31, 20192

	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class

7-day current yield	1.76	2.02	2.16	2.22	1.91	1.59

7-day compound yield	1.77	2.04	2.18	2.24	1.93	1.60

30-day simple yield	1.80	2.06	2.20	2.26	1.95	1.63

30-day compound yield	1.82	2.08	2.22	2.29	1.97	1.64

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

4  |  Government Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2019[5]

Effective maturity distribution as of July 31, 2019[5]

Weighted average maturity as of July 31, 2019[6]

25 days

Weighted average life as of July 31, 2019[7]

111 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to cap the expenses of each class after fee waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 1.74%, 2.01%, 2.13%, 2.17%, 1.84%, and 1.59% for Class A, Administrator Class, Institutional Class, Select Class, Service Class, and Sweep Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Select Class shares would be higher.

[4]

Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns for Sweep Class shares would be lower.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[7]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds  |  5

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2019 to July 31, 2019.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2019	Ending account value 7-31-2019	Expenses paid during the period¹	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,009.18	$2.99	0.60%

Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01	0.60%

Administrator Class

Actual	$1,000.00	$1,010.48	$1.69	0.34%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%

Institutional Class

Actual	$1,000.00	$1,011.18	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%

Select Class

Actual	$1,000.00	$1,011.28	$0.70	0.14%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%

Service Class

Actual	$1,000.00	$1,009.92	$2.24	0.45%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

Sweep Class

Actual	$1,000.00	$1,008.33	$3.83	0.77%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$3.86	0.77%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

6  |  Government Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: 62.26%

Bank of America, dated 7-31-2019, maturity value $200,014,111 (1)	2.54%	8-1-2019	$200,000,000	$200,000,000

Bank of Montreal, dated 7-31-2019, maturity value $650,045,681 (2)	2.53	8-1-2019	650,000,000	650,000,000

Bank of Nova Scotia NY, dated 7-31-2019, maturity value $160,011,200 (3)	2.52	8-1-2019	160,000,000	160,000,000

BNP Paribas, dated 7-18-2019, maturity value $200,746,667 (4)	2.24	9-16-2019	200,000,000	200,000,000

BNP Paribas, dated 7-24-2019, maturity value $75,269,458 (5)	2.23	9-20-2019	75,000,000	75,000,000

BNP Paribas, dated 7-31-2019, maturity value $200,087,500 (6)	2.25	8-7-2019	200,000,000	200,000,000

Citigroup Global Markets, dated 7-25-2019, maturity value $250,117,639 (7)	2.42	8-1-2019	250,000,000	250,000,000

Credit Agricole SA, dated 7-18-2019, maturity value $100,205,333 (8)¢øø§	2.28	8-19-2019	100,000,000	100,000,000

Credit Agricole SA, dated 7-31-2019, maturity value $200,087,500 (9)	2.25	8-7-2019	200,000,000	200,000,000

Fixed Income Clearing Corporation, dated 7-31-2019, maturity value $1,500,107,592 (10)	2.57	8-1-2019	1,500,000,509	1,500,000,509

Fixed Income Clearing Corporation, dated 7-31-2019, maturity value $250,015,625 (11)	2.25	8-1-2019	250,000,000	250,000,000

Fixed Income Clearing Corporation, dated 7-31-2019, maturity value $250,019,693 (12)	2.73	8-1-2019	250,000,735	250,000,735

Fixed Income Clearing Corporation, dated 7-31-2019, maturity value $500,034,028 (13)	2.45	8-1-2019	500,000,000	500,000,000

Fixed Income Clearing Corporation, dated 7-31-2019, maturity value $750,047,083 (14)	2.26	8-1-2019	750,000,000	750,000,000

ING Financial Markets LLC, dated 7-31-2019, maturity value $100,007,807 (15)	2.53	8-1-2019	100,000,779	100,000,779

JPMorgan Securities, dated 7-1-2019, maturity value $100,209,250 (16)¢øø§	2.43	8-1-2019	100,000,000	100,000,000

JPMorgan Securities, dated 7-31-2019, maturity value $570,040,217 (17)	2.54	8-1-2019	570,000,000	570,000,000

MetLife Incorporated, dated 7-31-2019, maturity value $250,022,334 (18)	2.55	8-1-2019	250,004,625	250,004,625

MUFG Securities Canada Limited, dated 7-30-2019, maturity value $250,112,778 (19)	2.32	8-6-2019	250,000,000	250,000,000

MUFG Securities Canada Limited, dated 7-31-2019, maturity value $500,219,722 (20)	2.26	8-7-2019	500,000,000	500,000,000

Prudential, dated 7-31-2019, maturity value $123,128,505 (21)	2.56	8-1-2019	123,119,750	123,119,750

RBC Dominion, dated 7-17-2019, maturity value $250,543,125 (22)¢øø§	2.37	8-19-2019	250,000,000	250,000,000

RBC Dominion, dated 7-31-2019, maturity value $370,025,900 (23)	2.52	8-1-2019	370,000,000	370,000,000

Royal Bank of Scotland, dated 7-31-2019, maturity value $600,042,333 (24)	2.54	8-1-2019	600,000,000	600,000,000

Societe Generale NY, dated 7-31-2019, maturity value $450,031,875 (25)	2.55	8-1-2019	450,000,000	450,000,000

Societe Generale NY, dated 7-8-2019, maturity value $100,296,250 (26)	2.37	8-22-2019	100,000,000	100,000,000

Standard Chartered Bank, dated 7-31-2019, maturity value $375,026,354 (27)	2.53	8-1-2019	375,000,000	375,000,000

Total Repurchase Agreements (Cost $9,323,126,398)				9,323,126,398

Treasury Debt: 38.01%

U.S. Treasury Bill (z)	2.02	1-23-2020	65,000,000	64,368,238

U.S. Treasury Bill (z)	2.04	12-26-2019	145,000,000	143,803,032

U.S. Treasury Bill (z)	2.04	1-16-2020	25,000,000	24,764,042

U.S. Treasury Bill (z)	2.05	1-30-2020	35,000,000	34,638,591

U.S. Treasury Bill (z)	2.08	1-2-2020	115,000,000	113,987,236

U.S. Treasury Bill (z)	2.10	2-27-2020	50,000,000	49,397,708

U.S. Treasury Bill (z)	2.10	1-9-2020	75,000,000	74,302,893

U.S. Treasury Bill (z)	2.15	12-19-2019	160,000,000	158,674,666

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  7

Portfolio of investments—July 31, 2019 (unaudited)

	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)

U.S. Treasury Bill (z)	2.18%	12-12-2019	$70,000,000	$69,443,340

U.S. Treasury Bill (z)	2.47	8-8-2019	40,000,000	39,981,022

U.S. Treasury Bill (z)	2.47	8-15-2019	60,000,000	59,942,988

U.S. Treasury Bill (z)	2.48	8-22-2019	30,000,000	29,957,125

U.S. Treasury Bill (z)	2.49	8-1-2019	30,000,000	30,000,000

U.S. Treasury Bill (z)	2.50	8-29-2019	40,000,000	39,923,311

U.S. Treasury Note	0.75	8-15-2019	50,000,000	49,964,338

U.S. Treasury Note	1.00	10-15-2019	70,000,000	69,752,852

U.S. Treasury Note	1.13	3-31-2020	25,000,000	24,848,174

U.S. Treasury Note	1.25	2-29-2020	110,000,000	109,468,959

U.S. Treasury Note	1.38	9-30-2019	300,000,000	299,459,102

U.S. Treasury Note	1.38	1-31-2020	30,000,000	29,889,277

U.S. Treasury Note	1.38	2-29-2020	30,000,000	29,883,177

U.S. Treasury Note	1.38	4-30-2020	80,000,000	79,569,375

U.S. Treasury Note	1.50	10-31-2019	180,000,000	179,541,451

U.S. Treasury Note	1.50	4-15-2020	20,000,000	19,921,814

U.S. Treasury Note	1.50	5-15-2020	20,000,000	19,916,696

U.S. Treasury Note	1.63	12-31-2019	70,000,000	69,759,938

U.S. Treasury Note	1.75	9-30-2019	25,000,000	24,962,419

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.00%) ±	2.05	1-31-2020	430,000,000	429,947,761

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	2.08	4-30-2020	650,000,000	650,000,625

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	2.09	7-31-2020	460,000,000	459,996,593

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.10	10-31-2020	548,000,000	547,660,923

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	2.10	10-31-2019	307,000,000	307,011,737

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.12%) ±	2.17	1-31-2021	460,000,000	459,789,519

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	2.19	4-30-2021	430,000,000	429,751,138

U.S. Treasury Note	2.25	2-29-2020	30,000,000	30,032,875

U.S. Treasury Note	2.25	3-31-2020	30,000,000	30,039,078

U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.22%) ±	2.27	7-31-2021	90,000,000	90,000,000

U.S. Treasury Note	2.38	4-30-2020	60,000,000	60,153,517

U.S. Treasury Note	2.50	5-31-2020	75,000,000	75,268,325

U.S. Treasury Note	3.38	11-15-2019	100,000,000	100,265,185

U.S. Treasury Note	3.63	8-15-2019	10,000,000	10,003,876

U.S. Treasury Note	3.63	2-15-2020	70,000,000	70,572,412

Total Treasury Debt (Cost $5,690,615,328)				5,690,615,328

Total investments in securities (Cost $15,013,741,726)	100.27%	15,013,741,726

Other assets and liabilities, net	(0.27)	(40,393,061)

Total net assets	100.00%	$14,973,348,665

^^	Collateralized by:

(1)	U.S. government securities, 0.38%, 7-15-2027, fair value including accrued interest is $204,000,008.

(2)	U.S. government securities, 0.00% to 4.25%, 8-15-2019 to 8-15-2048, fair value including accrued interest is $663,000,037.

The accompanying notes are an integral part of these financial statements.

8  |  Government Money Market Funds

Portfolio of investments—July 31, 2019 (unaudited)

(3)	U.S. government securities, 0.00% to 4.63%, 9-12-2019 to 2-15-2040, fair value including accrued interest is $163,200,038.

(4)	U.S. government securities, 0.00% to 3.88%, 5-15-2020 to 2-15-2047, fair value including accrued interest is $204,000,000.

(5)	U.S. government securities, 0.00% to 4.50%, 8-20-2019 to 2-15-2048, fair value including accrued interest is $76,500,058.

(6)	U.S. government securities, 0.13% to 3.00%, 4-30-2020 to 11-15-2024, fair value including accrued interest is $204,000,028.

(7)	U.S. government securities, 0.13% to 2.13%, 8-15-2019 to 1-15-2027, fair value including accrued interest is $255,000,016.

(8)	U.S. government securities, 0.50% to 1.63%, 11-30-2020 to 1-15-2028, fair value including accrued interest is $102,000,003.

(9)	U.S. government securities, 2.00%, 12-31-2021, fair value including accrued interest is $204,000,026.

(10)	U.S. government securities, 2.88%, 5-31-2025 to 8-15-2028, fair value including accrued interest is $1,530,000,519.

(11)	U.S. government securities, 1.88%, 3-31-2022 to 6-30-2026, fair value including accrued interest is $255,000,798.

(12)	U.S. government securities, 2.88%, 4-30-2025 to 5-15-2028, fair value including accrued interest is $255,000,750.

(13)	U.S. government securities, 2.88%, 11-15-2021, fair value including accrued interest is $510,003,340.

(14)	U.S. government securities, 2.00% to 2.63%, 12-15-2021 to 12-31-2021, fair value including accrued interest is $765,000,776.

(15)	U.S. government securities, 1.50% to 3.13%, 5-15-2020 to 2-15-2042, fair value including accrued interest is $102,041,612.

(16)	U.S. government securities, 3.88% to 4.50%, 8-15-2039 to 8-15-2040, fair value including accrued interest is $102,000,032.

(17)	U.S. government securities, 3.88%, 8-15-2040, fair value including accrued interest is $581,400,039.

(18)	U.S. government securities, 1.50%, 7-15-2020, fair value including accrued interest is $255,150,634.

(19)	U.S. government securities, 1.25% to 4.50%, 1-31-2021 to 2-15-2036, fair value including accrued interest is $255,000,003.

(20)	U.S. government securities, 1.25% to 3.00%, 11-15-2020 to 11-15-2045, fair value including accrued interest is $510,000,022.

(21)	U.S. government securities, 0.00% to 3.00%, 11-15-2021 to 2-15-2026, fair value including accrued interest is $123,128,505.

(22)	U.S. government securities, 0.00% to 6.50%, 11-30-2019 to 8-15-2048, fair value including accrued interest is $255,000,001.

(23)	U.S. government securities, 0.00% to 3.63%, 11-30-2019 to 8-15-2048, fair value including accrued interest is $377,400,022.

(24)	U.S. government securities, 0.00% to 6.63%, 8-15-2019 to 11-15-2048, fair value including accrued interest is $612,000,007.

(25)	U.S. government securities, 0.00% to 3.50%, 8-15-2019 to 2-15-2043, fair value including accrued interest is $459,000,022.

(26)	U.S. government securities, 0.00% to 2.88%, 8-1-2019 to 8-15-2028, fair value including accrued interest is $102,000,010.

(27)	U.S. government securities, 1.38% to 6.00%, 11-30-2019 to 2-15-2049, fair value including accrued interest is $382,500,022.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  9

Statement of assets and liabilities—July 31, 2019 (unaudited)

Assets
Investments in repurchase agreements, at amortized cost	$9,323,126,398
Investments in unaffiliated securities, at amortized cost	5,690,615,328
Cash	8,765,083
Receivable for Fund shares sold	4,500,672
Receivable for interest	1,834,823
Prepaid expenses and other assets	925,535

Total assets	15,029,767,839

Liabilities
Payable for investments purchased	34,638,591
Dividends payable	16,653,273
Management fee payable	1,515,463
Payable for Fund shares redeemed	1,453,217
Administration fees payable	1,248,461
Trustees’ fees and expenses payable	2,611
Distribution fee payable	30
Accrued expenses and other liabilities	907,528

Total liabilities	56,419,174

Total net assets	$14,973,348,665

Net assets consist of
Paid-in capital	$14,973,543,138
Total distributable loss	(194,473)

Total net assets	$14,973,348,665

Computation of net asset value per share
Net assets – Class A	$1,273,169,152
Shares outstanding – Class A1	1,273,008,719
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$89,403,241
Shares outstanding – Administrator Class[1]	89,392,072
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$11,188,372,880
Shares outstanding – Institutional Class[1]	11,186,934,518
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$1,014,973,106
Shares outstanding – Select Class[1]	1,014,844,407
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,407,330,200
Shares outstanding – Service Class[1]	1,407,144,751
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$100,086
Shares outstanding – Sweep Class[1]	100,073
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10  |  Government Money Market Funds

Statement of operations—six months ended July 31, 2019 (unaudited)

Investment income
Interest	$179,897,375

Expenses
Management fee	10,321,631
Administration fees
Class A	1,351,068
Administrator Class	56,207
Institutional Class	4,679,346
Select Class	57,890	[1]
Service Class	843,897
Sweep Class	14
Shareholder servicing fees
Class A	1,535,305
Administrator Class	56,207
Service Class	1,754,866
Sweep Class	125
Distribution fee
Sweep Class	174
Custody and accounting fees	106,593
Professional fees	24,578
Registration fees	45,152
Shareholder report expenses	19,410
Trustees’ fees and expenses	14,697
Other fees and expenses	47,862

Total expenses	20,915,022
Less: Fee waivers and/or expense reimbursements	(1,973,228)

Net expenses	18,941,794

Net investment income	160,955,581
Net realized gains on investments	46,712

Net increase in net assets resulting from operations	$161,002,293

[1]	For the period from March 15, 2019 (commencement of class operations) to July 31, 2019

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Statement of changes in net assets

	Six months ended July 31, 2019 (unaudited)		Year ended January 31, 2019

Operations
Net investment income		$160,955,581		$252,918,099
Net realized gains on investments		46,712		48,547

Net increase in net assets resulting from operations		161,002,293		252,966,646

Distributions to shareholders from net investment income and net realized gains
Class A		(11,305,993)		(19,056,287)
Administrator Class		(1,183,792)		(1,412,617)
Institutional Class		(131,157,018)		(211,798,222)
Select Class		(3,285,106)[1]		N/A
Service Class		(14,022,840)		(20,731,069)
Sweep Class		(831)		(1,194)

Total distributions to shareholders		(160,955,580)		(252,999,389)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,628,117,482	4,628,117,482	11,127,666,658	11,127,666,658
Administrator Class	300,642,025	300,642,025	897,131,428	897,131,428
Institutional Class	46,365,849,248	46,365,849,248	96,585,943,995	96,585,943,995
Select Class	1,264,750,029 [1]	1,264,750,029 [1]	N/A	N/A
Service Class	4,593,336,136	4,593,336,136	5,871,089,621	5,871,089,621

		57,152,694,920		114,481,831,702

Reinvestment of distributions
Class A	5,768,663	5,768,663	9,016,382	9,016,382
Administrator Class	1,182,185	1,182,185	1,299,659	1,299,659
Institutional Class	49,373,990	49,373,990	73,636,342	73,636,342
Select Class	3,163,893 [1]	3,163,893 [1]	N/A	N/A
Service Class	3,264,376	3,264,376	5,760,060	5,760,060

		62,753,107		89,712,443

Payment for shares redeemed
Class A	(4,563,481,223)	(4,563,481,223)	(11,225,626,967)	(11,225,626,967)
Administrator Class	(313,756,738)	(313,756,738)	(939,295,687)	(939,295,687)
Institutional Class	(47,693,596,484)	(47,693,596,484)	(97,277,939,890)	(97,277,939,890)
Select Class	(253,069,515)[1]	(253,069,515)[1]	N/A	N/A
Service Class	(4,620,714,822)	(4,620,714,822)	(5,904,735,073)	(5,904,735,073)

		(57,444,618,782)		(115,347,597,617)

Net decrease in net assets resulting from capital share transactions		(229,170,755)		(776,053,472)

Total decrease in net assets		(229,124,042)		(776,086,215)

Net assets
Beginning of period		15,202,472,707		15,978,558,922

End of period		$14,973,348,665		$15,202,472,707

[1]	For the period from March 15, 2019 (commencement of class operations) to July 31, 2019

The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
CLASS A		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.92%	1.37%	0.38%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.62%	0.62%	0.62%	0.62%
Net expenses	0.60%	0.60%	0.61%	0.39%	0.11%	0.06%
Net investment income	1.84%	1.36%	0.38%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,273,169	$1,202,749	$1,291,723	$1,745,419	$1,956,626	$1,733,107

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]

Total from investment operations	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.05%	1.63%	0.65%	0.06%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.35%	0.34%	0.34%	0.34%
Net expenses	0.34%	0.35%	0.35%	0.34%	0.10%	0.06%
Net investment income	2.11%	1.48%	0.61%	0.05%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$89,403	$101,340	$142,198	$106,246	$101,432	$106,179

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]

Total from investment operations	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	1.12%	1.78%	0.79%	0.20%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.10%	0.06%
Net investment income	2.24%	1.77%	0.81%	0.20%	0.02%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$11,188,373	$12,466,864	$13,085,244	$11,489,674	$12,617,153	$11,190,887

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Financial highlights

(For a share outstanding throughout the period)

SELECT CLASS	Period ended July 31, 2019[1] (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.01
Net realized gains on investments	0.00 [2]

Total from investment operations	0.01
Distributions to shareholders from
Net investment income	(0.01)
Net asset value, end of period	$1.00
Total return[3]	0.86%
Ratios to average net assets (annualized)
Gross expenses	0.18%
Net expenses	0.14%
Net investment income	2.27%
Supplemental data
Net assets, end of period (000s omitted)	$1,014,973

[1]	For the period from March 15, 2019 (commencement of class operations) to July 31, 2019

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SERVICE CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[2]

Total from investment operations	0.01	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.99%	1.53%	0.54%	0.02%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.45%	0.45%	0.45%	0.38%	0.11%	0.06%
Net investment income	1.99%	1.51%	0.54%	0.03%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,407,330	$1,431,420	$1,459,295	$1,500,467	$1,339,895	$1,845,375

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2019 (unaudited)	Year ended January 31
SWEEP CLASS		2019	2018	2017	2016	2015
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.01	0.00 [1]	0.00 [1,2]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[3]

Total from investment operations	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	0.00	0.00	(0.00)[1]

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.83%	1.20%	0.24%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.77%	0.77%	0.96%	0.97%	0.97%
Net expenses	0.77%	0.77%	0.75%	0.34%	0.11%	0.06%
Net investment income	1.67%	1.19%	0.24%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$100	$100	$3,145	$3,054

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Amount is more than $(0.005).

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance

Government Money Market Funds  |  19

Notes to financial statements (unaudited)

with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2019, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Repurchase agreements	$0	$9,323,126,398	$0	$9,323,126,398

Treasury debt	0	5,690,615,328	0	5,690,615,328

Total assets	$0	$15,013,741,726	$0	$15,013,741,726

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2019, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and

20  |  Government Money Market Funds

Notes to financial statements (unaudited)

strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended July 31, 2019, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A	0.22%

Administrator Class	0.10

Institutional Class	0.08

Select Class	0.04

Service Class	0.12

Sweep Class	0.03

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2020 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 0.34% for Administrator Class shares, 0.20% for Institutional Class shares, 0.14% for Select Class shares, 0.45% for Service Class shares, and 0.77% for Sweep Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Government Money Market Funds  |  21

Notes to financial statements (unaudited)

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements for fair value measurements by modifying or removing certain disclosures and adding certain new disclosures. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted. Management has adopted the removal and modification of disclosures early, as permitted, and will adopt the additional new disclosures at the effective date.

In March 2017, FASB issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount and discounts will continue to be accreted to the maturity date of the security. ASU 2017-08 is effective for fiscal years beginning after December 15, 2018 and for interim periods within those fiscal years. During the current reporting period, management of the Fund adopted the change in accounting policy which did not have a material impact to the Fund’s financial statements.

22  |  Government Money Market Funds

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

Government Money Market Funds  |  23

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of The Ruth Bancroft Garden (non-profit organization). She is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

24  |  Government Money Market Funds

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Government Money Market Funds  |  25

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Alexander Kymn (Born 1973)	Secretary and Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 87 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

26  |  Government Money Market Funds

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Treasury Plus Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 21-22, 2019 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Treasury Plus Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2019, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2019. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, a summary of investments made in the business of WFAM, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Government Money Market Funds  |  27

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2018. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Institutional Class) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Lipper U.S. Treasury Money Market Funds, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability

28  |  Government Money Market Funds

Other information (unaudited)

reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund. Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Government Money Market Funds  |  29

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2019 Wells Fargo Funds Management, LLC. All rights reserved.

405493 029-19

SA314/SAR314 07-19

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen

Andrew Owen
President

Date:	September 25, 2019

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 25, 2019